As filed with the Securities and Exchange Commission on January 29, 1999


                                                     Registration No. 33-45315
                                                             File No. 811-6550
-------------------------------------------------------------------------------

                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM N-1A

          REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933 [X]
          -------------------------------------------------------

                    Pre-Effective Amendment No.                   [ ]


                   Post-Effective Amendment No. 22                [X]


            REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY   [X]
                                  ACT OF 1940


                                Amendment No. 24                  [X]
                        (Check appropriate box or boxes)


                                  MENTOR FUNDS
               (Exact name of registrant as specified in charter)

                              901 East Byrd Street
                            Richmond, Virginia 23219
                    (Address of principal executive offices)
        Registrant's Telephone Number, including Area Code (804) 782-3648

                                 ---------------

                           PAUL F. COSTELLO, President
                              901 East Byrd Street
                            Richmond, Virginia 23219
                     (Name and address of agent for service)

                                -----------------

                                    Copy to:
                           TIMOTHY W. DIGGINS, Esquire
                                  ROPES & GRAY
                             One International Place
                           Boston, Massachusetts 02110

                                 --------------

It is proposed that this filing will become effective (check appropriate box):

[ ]  immediately upon filing pursuant to paragraph (b)

[ ]  on                 pursuant to paragraph (b)

[ ]  60 days after filing pursuant to paragraph (a)

[ ]  on (date) pursuant to paragraph (a)(1)

[X]  75 days after filing pursuant to paragraph (a)(2)

[ ]  on (date) pursuant to paragraph (a)(2) of Rule 485

      If appropriate, check the following box:

[ ] This post-effective amendment designates a new effective date for a previously filed post-effective amendment.


     PARTS A AND B OF THIS AMENDMENT RELATE ONLY TO EACH OF THE PERPETUAL GLOBAL EMERGING COMPANIES AND HIGH YIELD PORTFOLIOS OF THE REGISTRANT. NO INFORMATION RELATING TO ANY OTHER PORTFOLIOS IS AMENDED, DELETED, OR SUPERSEDED BY PARTS A AND B OF THIS AMENDMENT.

P R O S P E C T U S                                             April , 1999
(Class A and B Shares)



                  Mentor Perpetual Global Emerging Companies
                                   Portfolio


     Mentor Perpetual Global Emerging Companies Portfolio seeks long-term capital appreciation by investing primarily in a diversified portfolio of securities of emerging companies located anywhere in the world that Mentor Perpetual Advisors, LLC believes offer the potential for capital appreciation. The Portfolio is a series of shares of Mentor Funds.

     The Portfolio may use "leverage" -- that is, it may borrow money to purchase additional portfolio securities, which involves special risks. See "Other Investment Practices and Risk Factors."


     This Prospectus sets forth concisely the information about the Portfolio that a prospective investor should know before investing. Please read this Prospectus carefully and retain it for future reference. YOU CAN FIND MORE
DETAILED INFORMATION IN THE APRIL   , 1999 STATEMENT OF ADDITIONAL INFORMATION,
AS AMENDED FROM TIME TO TIME. FOR A FREE COPY OF THE STATEMENT OR FOR OTHER INFORMATION, PLEASE CALL MENTOR SERVICES COMPANY, INC. AT 1-800-869-6042. The Statement has been filed with the Securities and Exchange Commission and is incorporated into this Prospectus by reference. The address of Mentor Funds is P.O. Box 1357, Richmond, Virginia 23218-1357.




                               ----------------
                            Mentor Distributors, LLC
                                  Distributor



  THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION NOR HAS THE SECURITIES
   AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION PASSED UPON THE
                    ACCURACY OR ADEQUACY OF THIS PROSPECTUS.
            ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

                               TABLE OF CONTENTS




                                                          PAGE
                                                         -----
Expense Summary ......................................     3
Investment Objectives and Policies ...................     5
Other Investment Practices and Risk Factors ..........     5
Valuing the Portfolio's Shares .......................    10
Sales Arrangements ...................................    10
How To Buy Shares ....................................    11
Distribution Plans (Class B Shares) ..................    16
How To Sell Shares ...................................    16
How To Exchange Shares ...............................    18
How Distributions Are Made ...........................    18
Taxes ................................................    18
Management ...........................................    19
Other Services .......................................    20
General Information ..................................    20
Performance Information ..............................    21
APPENDIX .............................................    23

                                EXPENSE SUMMARY


     Expenses are one of several factors to consider when investing in the Portfolio. Expenses shown reflect the expenses the Portfolio expects to incur in respect of its Class A and B shares during its first fiscal year. The Examples show the cumulative expenses attributable to a hypothetical $1,000 investment in the Class A and Class B shares of the Portfolio over specified periods.




                                                                                  CLASS A      CLASS B
                                                                                   SHARES     SHARES(1)
                                                                                 ---------   ----------
SHAREHOLDER TRANSACTION EXPENSES
Maximum Sales Charge Imposed on Purchases
 (as a percentage of offering price) .........................................   5.75%          None
Maximum Sales Charge Imposed on Reinvested Dividends .........................   None           None
Exchange Fee .................................................................   None           None
Contingent Deferred Sales Charge (as a percentage of the lower of the original purchase price or redemption proceeds of shares redeemed)
  Class A Shares: ............................................................   None(2)




   Class B Shares(3)(4): .........   4% in the first year, declining to 1% in the fifth year,
                                      and eliminated thereafter


----------
(1) Long-term Class B shareholders may pay more than the economic equivalent of the maximum front-end sales charge permitted by the rules of the National Association of Securities Dealers, Inc.

(2) A contingent deferred sales charge ("CDSC") of 1.00% is assessed on Class A shares that are purchased without an initial sales charge as part of an investment of over $1 million that are redeemed within one year of purchase.

(3) The amount redeemed is computed as the lesser of the current net asset value of the shares redeemed, and the original purchase price of the shares. See "How to Buy Shares."

(4) Shares purchased as part of asset-allocation plans pursuant to the BL Purchase Program are subject to a CDSC of 1.00% if the shares are redeemed within one year of purchase. See "How to Buy Shares -- the BL Purchase Program."

ANNUAL PORTFOLIO OPERATING EXPENSES
(as a percentage of average net assets)




                                                 PERPETUAL
                                                  GLOBAL
                                                 EMERGING
                                                 COMPANIES
                                               ------------
CLASS A SHARES
Investment Advisory Fee ....................        1.05%
12b-1 Fees .................................        None
Other Expenses
 Shareholder Service Plan Fees .............        0.25%
 Other Expenses ............................        0.45%
                                                   -----
Total Other Expenses .......................        0.70%
                                                   -----
Total Portfolio Operating Expenses .........        1.75%
CLASS B SHARES
Investment Advisory Fee ....................        1.05%
12b-1 Fees .................................        0.75%
Other Expenses
 Shareholder Service Plan Fees .............        0.25%
 Other Expenses ............................        0.45%
                                                   -----
Total Other Expenses .......................        0.70%
                                                   -----
Total Portfolio Operating Expenses .........        2.50%


----------

* Other Expenses are estimated based on the expenses the Portfolio expects to incur during its first full year of operations.


EXAMPLES

     You would pay the following expenses on a $1,000 investment, assuming 5% annual return and no redemption at the end of each period:



                               CLASS A     CLASS B
                              ---------   --------
  1 year ..................   $ 74        $25
  3 years .................   $109        $78


     You would pay the following expenses on a $1,000 investment, assuming 5% annual return and redemption at the end of each period:



                               CLASS A     CLASS B
                              ---------   --------
  1 year ..................   $ 74        $ 65
  3 years .................   $109        $108



     THIS INFORMATION IS PROVIDED TO HELP INVESTORS UNDERSTAND THE EXPENSES OF INVESTING IN THE PORTFOLIO AND AN INVESTOR'S SHARE OF THE ESTIMATED OPERATING EXPENSES OF THE PORTFOLIO. THE EXAMPLES SHOULD NOT BE CONSIDERED A REPRESENTATION OF FUTURE PERFORMANCE; ACTUAL EXPENSES MAY VARY.

                       INVESTMENT OBJECTIVES AND POLICIES

     The Portfolio's investment objective is long-term capital appreciation. The Portfolio seeks its investment objective by investing primarily in a diversified portfolio of securities of emerging companies located anywhere in the world that Mentor Perpetual believes offer the potential for capital appreciation. The Portfolio is not intended to be a complete investment program, and there is no assurance it will achieve its objective. The Portfolio is a diversified investment company.


     The Portfolio's investments will normally include common stocks, preferred stocks, securities convertible into common stocks or preferred stocks, and warrants to purchase common stocks or preferred stocks. The Portfolio may also invest to a lesser extent in debt securities and other types of investments if Mentor Perpetual believes they would help achieve the Portfolio's objective. The Portfolio may hold a portion of its assets in cash or money market instruments.

     The Portfolio will normally invest at least 65% of its assets in securities issued by emerging companies. "Emerging companies" are companies that, in the opinion of Mentor Perpetual, have the potential, based on superior or unique products or services, operating characteristics, or financing capabilities, for more rapid growth than the world economy. It is likely that many of those companies will be relatively small, with limited operating history. See "Risk Factors -- Investments in smaller companies." The Portfolio may invest the remainder of its assets in securities of companies, large or small, that Mentor Perpetual believes offer the potential for long-term capital appreciation.

     Fixed-income securities in which the Portfolio may invest will be of investment grade. A security will be deemed to be of "investment grade" if, at the time of investment by the Portfolio, the security is rated at least Baa by Moody's Investors Service, Inc. or BBB- by Standard & Poor's Ratings Service, Inc., or at a comparable rating by another nationally recognized rating organization, or, if unrated, determined by Mentor Perpetual to be of comparable quality. Securities rated Baa or Baa3, or BBB or BBB- lack outstanding investment characteristics and have speculative characteristics and are subject to greater credit and market risks than higher-rated securities. The Portfolio will not be required to dispose of a security held by it if the security's rating falls below investment grade, although Mentor Perpetual will consider whether continued investment in the security is consistent with the Portfolio's investment objective.


     Mentor Perpetual may under unusual circumstances implement temporary "defensive" strategies in order to reduce fluctuations in the value of the Portfolio's assets. At those times, the Portfolio may invest any portion of its assets in cash or cash equivalents, money market instruments, or other short-term, high-quality investments Mentor Perpetual considers consistent with such defensive strategies. At such times, the Portfolio may invest without limit in securities of issuers located in the United States. It is impossible to predict when, or for how long, the Portfolio will use these defensive strategies.



                  OTHER INVESTMENT PRACTICES AND RISK FACTORS


     The Portfolio may engage in the other investment practices described below. See the Statement of Additional Information for a more detailed description of these practices and certain risks they may involve.

     FOREIGN SECURITIES. The Portfolio may invest in securities principally traded in foreign markets. Since foreign securities are normally denominated and traded in foreign currencies, the values of the Portfolio's assets may be affected favorably or unfavorably by changes in currency exchange rates and by exchange control regulations. There may be less information publicly available about a foreign company than about a U.S. company, and foreign companies are not generally subject to accounting, auditing, and financial reporting standards and practices comparable to those in the United States. The securities of some foreign companies are less liquid and at times more volatile than securities of comparable U.S. companies. Foreign brokerage commissions and other fees are also generally higher than in the United States. Foreign settlement procedures and trade regulations may involve certain risks (such as delay in payment or delivery of securities or in the recovery of the Portfolio's assets held abroad) and expenses not present in the settlement of domestic investments.

     In addition, there may be a possibility of nationalization or expropriation of assets, imposition of currency exchange controls, confiscatory taxation, political or financial instability, and diplomatic developments which could affect the value of the Portfolio's investments in certain foreign countries. Legal remedies available to investors in certain foreign countries may be more limited than those available with respect to investments in the United States or in other foreign countries. The laws of some foreign countries may limit the Portfolio's ability to invest in securities of certain issuers located in those foreign countries. Special tax considerations apply to foreign securities. The Portfolio may buy or sell foreign currencies and options and futures contracts on foreign currencies for hedging purposes in connection with its foreign investments as described more fully below.

     The Portfolio may invest in American Depository Receipts ("ADRs") and Global Depository Receipts ("GDRs"), which represent interests in foreign securities held by a bank, trust company, or other organization. Investments in ADRs and GDRs are subject to many of the same risks of investing in foreign securities generally.

     The risks described above are typically increased to the extent that the Portfolio invests in securities traded in underdeveloped and developing nations, which are sometimes referred to as "emerging markets."

     FOREIGN CURRENCY EXCHANGE TRANSACTIONS. The Portfolio may engage in foreign currency exchange transactions to protect against uncertainty in the level of future currency exchange rates. The Portfolio may engage in foreign currency exchange transactions in connection with the purchase and sale of portfolio securities ("transaction hedging") and to protect against changes in the value of specific portfolio positions ("position hedging").

     The Portfolio also may engage in transaction hedging to protect against a change in foreign currency exchange rates between the date on which the Portfolio contracts to purchase or sell a security and the settlement date, or to "lock in" the U.S. dollar equivalent of a dividend or interest payment in a foreign currency. The Portfolio may purchase or sell a foreign currency on a spot (or cash) basis at the prevailing spot rate in connection with transaction hedging.

     The Portfolio may also enter into contracts to purchase or sell foreign currencies at a future date ("forward contracts") and may purchase and sell foreign currency futures contracts, for hedging and not for speculation. A foreign currency forward contract is a negotiated agreement to exchange currency at a future time at a rate or that may be higher or lower than the spot rate. Foreign currency futures contracts are standardized exchange-traded contracts and have margin requirements. For transaction hedging purposes, the Portfolio may also purchase and sell call and put options on foreign currency futures contracts and on foreign currencies.

     The Portfolio may engage in position hedging to protect against a decline in value relative to the U.S. dollar of the currencies in which its portfolio securities are denominated or quoted (or an increase in value of a currency in which securities the Portfolio intends to buy are denominated). For position hedging purposes, the

Portfolio may purchase or sell foreign currency futures contracts and foreign currency forward contracts, and may purchase and sell put and call options on foreign currency futures contracts and on foreign currencies. In connection with position hedging, the Portfolio may also purchase or sell foreign currencies on a spot basis.

     Although there is no limit to the amount of the Portfolio's assets that may be invested in foreign currency exchange and foreign currency forward contacts, the Portfolio will only enter into such transactions to the extent necessary to effect the hedging transactions described above.

     OPTIONS AND FUTURES. The Portfolio may buy and sell call and put options on securities it owns to hedge against changes in net asset value or to realize a greater current return. In addition, through the purchase and sale of futures contracts and related options, the Portfolio may at times seek to hedge against fluctuations in net asset value and, to the extent consistent with applicable law, to increase its investment return. In addition, the Portfolio may buy and sell options and futures contracts (including index futures contracts, described below) to implement changes in its asset allocations among various market sectors, pending the sale of its existing investments and reinvestment in new securities.

     The Portfolio's ability to engage in options and futures strategies will depend on the availability of liquid markets in such instruments. It is impossible to predict the amount of trading interest that may exist in various types of options or futures contracts. Therefore, there is no assurance that the Portfolio will be able to utilize these instruments effectively for the purposes stated above. Although the Portfolio will only engage in options and futures transactions for limited purposes, those transactions involve certain risks which are described below and in the Statement of Additional Information.


     Transactions in options and futures contracts involve brokerage costs and may require the Portfolio to segregate assets to cover its outstanding positions. For more information, see the Statement of Additional Information.

     INDEX FUTURES AND OPTIONS. The Portfolio may buy and sell index futures contracts ("index futures") and options on index futures and indices for hedging purposes (or may purchase warrants whose value is based on the value from time to time of one or more foreign securities indices). An "index futures" contract is a contract to buy or sell units of a particular bond or stock index at an agreed price on a specified future date. Depending on the change in value of the index between the time when the Portfolio enters into and terminates an index futures or option transaction, the Portfolio realizes a gain or loss. The Portfolio may also, to the extent consistent with applicable law, buy and sell index futures and options to increase investment return.

     RISKS RELATED TO OPTIONS AND FUTURE STRATEGIES. Options and futures transactions involve costs and may result in losses. Certain risks arise because of the possibility of imperfect correlations between movements in the prices of futures and options and movements in the prices of the underlying security or index or of the securities held by the Portfolio that are the subject of a hedge. The successful use by the Portfolio of the strategies described above further depends on the ability of its investment adviser or sub-adviser to forecast market movements correctly. Other risks arise from the Portfolio's potential inability to close out futures or options positions. Although the Portfolio will enter into options or futures transactions only if its investment adviser or sub-adviser believes that a liquid secondary market exists for such option or futures contract, there can be no assurance that a Portfolio will be able to effect closing transactions at any particular time or at an acceptable price. Transactions in options and futures contracts involve brokerage costs and may require the Portfolio to segregate assets to cover its outstanding positions. For more information, see the Statement of Additional Information. Federal tax considerations may also limit the Portfolio's ability to engage in options and futures transactions.

     The Portfolio's options and futures contract transactions will generally be conducted on recognized exchanges. However, a Portfolio may purchase and sell options in transactions in the over-the-counter markets. The Portfolio's ability to terminate options in the over-the-counter markets may be more limited than for exchange-traded options and may also involve the risk that securities dealers participating in such transactions would be unable to meet their obligations to the Portfolio. The Portfolio will, however, engage in over-the-counter transactions only when appropriate exchange-traded transactions are not appropriate and when, in the opinion of Mentor Perpetual, the pricing mechanism and liquidity of the over-the-counter markets are satisfactory and the participants are responsible parties likely to meet their contractual obligations.

     The Portfolio will not purchase futures or options on futures or sell futures if as a result the sum of the initial margin deposits on the Portfolio's existing futures positions and premiums paid for outstanding options on futures contracts would exceed 5% of the Portfolio's assets. (For options that are "in-the-money" at the time of purchase, the amount by which the option is "in-the-money" is excluded from this calculation.)

     PREMIUM SECURITIES. The Portfolio may at times invest in securities bearing coupon rates higher than prevailing market rates. Such "premium" securities are typically purchased at prices greater than the principal amount payable on maturity. Although the Portfolio generally amortizes the amount of any such premium into income, the Portfolio may recognize a capital loss if such premium securities are called or sold prior to maturity and the call or sale price is less than the purchase price. Additionally, the Portfolio may recognize a capital loss if it holds such securities to maturity.

     SECURITIES LOANS AND REPURCHASE AGREEMENTS. The Portfolio may lend portfolio securities and may enter into repurchase agreements with banks, broker/dealers, and other recognized financial institutions. The Portfolio may enter into each type of transaction on up to one-third of its assets. These transactions must be fully collateralized at all times, but involve some risk to the Portfolio if the other party should default on its obligations and the Portfolio is delayed or prevented from recovering the collateral.

     The use of borrowed money, known as "leverage," increases the Portfolio's market exposure and risk and may result in losses. When the Portfolio has borrowed money for leverage and its investments increase or decrease in value, its net asset value will normally increase or decrease more than if it had not borrowed money for this purpose. The interest that the Portfolio must pay on borrowed money will reduce its net investment income, and may also either offset any potential capital gains or increase any losses. The Portfolio currently intends to use leverage in order to adjust the dollar-weighted average duration of their portfolios. The Portfolio will not always borrow money for investment and the extent to which the Portfolio will borrow money, and the amount it may borrow, depends on market conditions and interest rates. Successful use of leverage depends on an investment adviser's ability to predict market movements correctly. The amount of leverage (including leverage to the extent employed by the Portfolio through "reverse repurchase agreements," "dollar-roll" transactions, and "forward commitments," described below) that can exist at any one time will not exceed one-third of the value of the Portfolio's total assets (less all liabilities of the Portfolio other than the leverage).

     REVERSE REPURCHASE AGREEMENTS; FORWARD COMMITMENTS. The Portfolio may enter into "reverse" repurchase agreements with respect to up to one-third of its assets. "Reverse" repurchase agreements generally involve the sale by the Portfolio of securities held by it and an agreement to repurchase the securities at an agreed-upon price, date, and interest payment. The Portfolio also may enter into forward commitments, in which the Portfolio buys securities for future delivery. Reverse repurchase agreements and forward commitments involve leverage, and may increase the Portfolio's overall investment exposure. Their use by the Portfolio may result in losses.

     DOLLAR-ROLL TRANSACTIONS. In order to enhance portfolio returns and manage prepayment risks, the Portfolio may engage in dollar-roll transactions with respect to mortgage-related securities issued by GNMA, FNMA, and FHLMC. In a dollar-roll transaction, the Portfolio sells a mortgage-related security to a financial institution, such as a bank or broker/dealer, and simultaneously agrees to repurchase a substantially similar (I.E., same type, coupon, and maturity) security from the institution at a later date at an agreed upon price. The mortgage-related securities that are repurchased will bear the same interest rate as those sold, but generally will be collateralized by different pools of mortgages with different prepayment histories. Dollar-roll transactions involve leverage, and may increase the Portfolio's overall investment exposure. Their use by the Portfolio may result in losses.rates

     INTEREST RATE TRANSACTIONS. In order to attempt to protect the value of its portfolio from interest rate fluctuations and to adjust the interest-rate sensitivity of its portfolio, the Portfolio may enter into interest rate swaps and other interest rate transactions, such as interest rate caps, floors, and collars. Interest rate swaps involve the exchange by the Portfolio with another party of different types of interest-rate streams (E.G. an exchange of floating rate payments for fixed rate payments with respect to a notional amount of principal). The purchase of an interest rate cap entitles the purchaser to receive payments on a notional principal amount from the party selling the cap to the extent that a specified index exceeds a predetermined interest rate or amount. The purchase of a floor entitles the purchaser to receive payments on a notional principal amount from the party selling the floor to the extent that a specified index falls below a predetermined interest rate or amount. A collar is a combination of a cap and a floor that preserves a certain return within a predetermined range of interest rates or values. The Portfolio intends to use these interest rate transactions as a hedge and not as a speculative investment. The Portfolio's ability to engage in certain interest rate transactions may be limited by tax considerations.

     The use of interest rate swaps and other interest rate transactions is a highly specialized activity which involves investment techniques and risks different from those associated with ordinary portfolio securities transactions. If Mentor Perpetual is incorrect in its forecasts of market values, interest rates, or other applicable factors, the investment performance of the Portfolio would be less favorable than it would have been if this investment technique were not used.

     INDEXED SECURITIES. The Portfolio may invest in indexed securities, the values of which are linked to currencies, interest rates, commodities, indices, or other financial indicators. Investment in indexed securities involves certain risks. In addition to the credit risk of the securities issuer and normal risks of price changes in response to changes in interest rates, the principal amount of indexed securities may decrease as a result of changes in the value of the reference instruments. Also, in the case of certain indexed securities where the interest rate is linked to a reference instrument, the interest rate may be reduced to zero and any further declines in the value of the security may then reduce the principal amount payable on maturity. Further, indexed securities may be more volatile than the reference instruments underlying indexed securities.

     PORTFOLIO TURNOVER. The length of time the Portfolio has held a particular security is not generally a consideration in investment decisions. A change in the securities held by the Portfolio is known as "portfolio turnover." As a result of the Portfolio's investment policies, under certain market conditions its portfolio turnover rate may be higher than that of other mutual funds. Portfolio turnover generally involves some expense to the Portfolio, including brokerage commissions or dealer mark-ups and other transaction costs on the sale of securities and reinvestment in other securities. Such transactions may result in realization of taxable gains. The portfolio turnover rate for the High Yield Portfolio is not expected to exceed 200% for its first current fiscal year. The Portfolio turnover rate for the Perpetual Global Emerging Companies Portfolio is not expected to exceed [ ]% for its first fiscal year.


                         VALUING THE PORTFOLIO'S SHARES

     The Portfolio calculates the net asset value of a share of each class by dividing the total value of its assets, less liabilities, by the number of its shares outstanding. Shares are valued as of the close of regular trading on the New York Stock Exchange each day the Exchange is open. Portfolio securities for which market quotations are readily available are stated at market value. Short-term investments that will mature in 60 days or less are stated at amortized cost, which approximates market value. All other securities and assets are valued at their fair values. The net asset value for Class A shares will generally differ from that of Class B shares due to the variance in daily net income realized by and dividends paid on each class of shares, and any differences in the expenses of the different classes.

     Securities quoted in foreign currencies are translated into U.S. dollars at the current exchange rates or at such other rates as may be used in accordance with procedures approved by the Trustees. As a result, fluctuations in the values of such currencies in relation to the U.S. dollar will affect the net asset value of the Portfolio's shares even though there has not been any change in the values of such securities as quoted in such foreign currencies.



                               SALES ARRANGEMENTS

     This Prospectus offers investors two classes of shares which bear sales charges in different forms and amounts and which bear different levels of expenses:

     CLASS A SHARES. An investor who purchases Class A shares pays a sales charge at the time of purchase. As a result, Class A shares are not subject to any charges when they are redeemed, except that sales at net asset value in excess of $1 million are subject to a contingent deferred sales charge (a "CDSC"). Certain purchases of Class A shares qualify for reduced sales charges. Class A shares currently bear no 12b-1 fees. See "How to Buy Shares -- Class A shares."

     CLASS B SHARES. Class B shares are sold without an initial sales charge, but are subject to a CDSC of up to 4% if redeemed within five or six years, depending on the Portfolio. Class B shares also bear 12b-1 fees. Class B shares provide an investor the benefit of putting all of the investor's money to work from the time the investment is made, but will have a higher expense ratio and pay lower dividends than Class A shares due to the 12b-1 fees. If you purchase shares through an asset-allocation program, you may also be eligible to purchase Class B shares through the "BL Purchase Program." See "How to Buy Shares -- Class B shares."

     WHICH ARRANGEMENT IS FOR YOU? The decision as to which class of shares provides a suitable investment for an investor depends on a number of factors, including the amount and intended length of the investment. Investors making investments that qualify for reduced sales charges might consider Class A shares. Investors who prefer not to pay an initial sales charge might consider Class B shares. Investors purchasing shares through an asset-allocation program may wish to purchase shares through the BL Purchase Program. For more information about these sales arrangements, consult your investment dealer or Mentor Services Company, Inc. ("Mentor Services Company"). Sales personnel may receive different compensation depending on which class of shares they sell. Investors may be charged a fee if they effect transactions through a broker or agent. Shares may only be exchanged for shares of the same class of another Mentor fund and for shares of Cash Resource U.S. Government Money Market Fund. See "How to Exchange Shares."


                               HOW TO BUY SHARES

     You can open a Portfolio account with as little as $1,000 and make additional investments at any time with as little at $50. Investments under IRAs and investments under qualified retirement plans are subject to a minimum initial investment of $250. The minimum initial investment may be waived for current and retired Trustees, and current and retired employees of Mentor Funds or Mentor Services Company or its affiliates. You can buy Portfolio shares BY COMPLETING THE ENCLOSED NEW ACCOUNT FORM and sending it to c/o Mentor Funds Boston Financial Data Services at 2 Heritage Drive, North Quincy MA 02171, along with a check or money order made payable to Mentor Funds; THROUGH YOUR FINANCIAL INSTITUTION, which may be an investment dealer, a bank, or another institution; OR THROUGH AUTOMATIC INVESTING. If you do not have a dealer, Mentor Services Company can refer you to one.

     AUTOMATIC INVESTMENT PLAN. Once you have made the initial minimum investment in a Portfolio, you can make regular investments of $50 or more on a monthly or quarterly basis through automatic deductions from your bank checking account. Application forms are available from your investment dealer or through Mentor Services Company.

     Shares are sold at a price based on a Portfolio's net asset value next determined after Mentor Distributors, LLC ("Mentor Distributors") receives your purchase order. In most cases, in order to receive that day's public offering price, Mentor Distributors or your investment dealer must receive your order before the close of regular trading on the New York Stock Exchange. If you buy shares through your investment dealer, the dealer must ensure that Mentor Distributors receives your order before the close of regular trading on the New York Stock Exchange for you to receive that day's public offering price.


     CLASS A SHARES. The public offering price of Class A shares is the net asset value plus a sales charge. The Portfolio receives the net asset value. The sales charge varies depending on the size of your purchase and is allocated between your investment dealer and Mentor Distributors. The current sales charges for the Portfolio are:

                                               SALES CHARGE
                                                   AS A         SALES CHARGE
                                              PERCENTAGE OF         AS A
                                                  PUBLIC        PERCENTAGE OF
                                                 OFFERING        NET AMOUNT        DEALER
                                                  PRICE           INVESTED       COMMISSION*
                                             ---------------   --------------   ------------
Less than $50,000.........................   5.75%             6.10%            5.00%
$50,000 but less than $100,000............   4.75%             4.99%            4.00%
$100,000 but less than $250,000...........   3.75%             3.90%            3.00%
$250,000 but less than $500,000 ..........   3.00%             3.09%            2.50%
$500,000 but less than $1 million.........   2.00%             2.04%            1.75%
$1 million or more........................      0%                0%            (see below)


----------
* At the discretion of Mentor Distributors, the entire sales charge may at times be reallowed to dealers. The Staff of the Securities and Exchange Commission has indicated that dealers who receive more than 90% of the sales charge may be considered underwriters.


     There is no initial sales charge on purchases of Class A shares of $1 million or more. However, a CDSC of 1.00% is imposed on redemptions of such shares within the first year after purchase, based on the lower of the shares' cost and current net asset value. A CDSC is also imposed on any shares purchased without a sales charge as part of a purchase of shares of $1 million or more under a purchase accumulation plan. Contact Mentor Services Company for more information.

     You may be eligible to buy Class A shares at reduced sales charges. Consult your investment dealer or Mentor Services Company for details about Quantity Discounts and Accumulated Purchases, Letters of Intent, the Reinvestment Privilege, Concurrent Purchases, and the Automatic Investment Plan. Descriptions are also included in the New Account Form or are available from Mentor Services Company. Shares may be sold at net asset value to certain categories of investors, including to shareholders of other investment companies who invest in Mentor Funds in response to certain promotional activities, and the CDSC may be waived under certain circumstances. The sales charges shown above will not apply to shares purchased by you if you purchase shares through EVEREN Securities, Inc. with the proceeds received by you within the preceding 90 days from the sale of shares of most non-Mentor investment companies and, to the extent permitted by applicable law, real estate investment trusts. No CDSC will apply to these purchases. EVEREN Securities, Inc., Mentor Distributors, Mentor Services Company, or their affiliates may compensate your investment dealer in connection with any such purchase, in an amount equal to a percentage of the purchase price of the shares. The amount of such compensation, and the portion paid by Mentor Distributors, Mentor Services Company, or their affiliates, will vary from time to time. Sales charges may similarly not apply to shares purchased through financial institutions affiliated with Mentor Investment Group or other financial institutions that have made arrangements with Mentor Distributors. Contact your financial institution or Mentor Services Company for more information. See "How to Buy Shares -- General" below.

     CLASS B SHARES. Class B shares are sold without an initial sales charge, although a CDSC will be imposed if you redeem shares within five or six years of purchase, depending on the Portfolio. The following types of shares may be redeemed without charge: (i) shares acquired by reinvestment of distributions and (ii) shares otherwise exempt from the CDSC, as described in the Example below. The amount of CDSC is determined as a percentage of the lesser of the current market value or the cost of the shares being redeemed. The amount of the CDSC will depend on the number of years since you invested in the shares being redeemed and the dollar amount being redeemed, according to the following table:




                                  CONTINGENT DEFERRED SALES
                                  CHARGE AS A PERCENTAGE OF
 YEARS SINCE PURCHASE PAYMENT         APPLICABLE AMOUNT
             MADE                         REDEEMED
------------------------------   --------------------------
              1                  4.0%
              2                  4.0%
              3                  3.0%
              4                  2.0%
              5                  1.0%
              6                  None
              7+                 None



     For information on how sales charges are calculated if you exchange your shares, see "How To Exchange Shares."

     THE BL PURCHASE PROGRAM. If you purchase Class B shares through an asset-allocation program sponsored by your broker-dealer or other financial institution, you may elect to participate in the BL Purchase Program. Shares purchased through this Program are not subject to the CDSC shown above. Rather, a CDSC of 1.00% will be imposed on redemptions of such shares within the first year after purchase, based on the lower of the shares' cost and current net asset value. Your broker-dealer or other financial institution is responsible for making the election on your behalf to invest through the Program. Accordingly, if you wish to purchase shares through this Program, you should instruct your broker-dealer or financial institution to do so.


GENERAL


     The Portfolio may sell its Class A shares without a sales charge and may waive the CDSC on shares redeemed by Mentor Funds' current and retired Trustees (and their families), current and retired employees (and their families) of Mentor Services Company, each investment adviser or sub-adviser, and each of their affiliates, registered representatives and other employees (and their families) of broker-dealers having sales agreements with Mentor Distributors, employees (and their families) of financial institutions having sales agreements with Mentor Distributors (or otherwise having an arrangement with a broker-dealer or financial institution with respect to sales of Portfolio shares), financial institution trust departments investing an aggregate of $1 million or more in one or more funds in the Mentor family, clients of certain administrators of tax-qualified plans, employer-sponsored retirement plans, tax-qualified plans when proceeds from repayments of loans to participants are invested (or reinvested) in funds in the Mentor family, shares redeemed under the Portfolio's Systematic Withdrawal Plan (limited to 10% of a shareholder's account in any calendar year), and "wrap accounts" for the benefit of clients of financial planners adhering to certain standards established by Mentor Services Company or its affiliates. The Portfolio may sell shares without a sales charge or a CDSC in connection with the acquisition by the Portfolio of assets of an investment company or personal holding company. In addition, the CDSC may be waived in the case of (i) redemptions of shares held at the time a shareholder dies or becomes disabled, including the shares of a shareholder who owns the shares with his or her spouse as joint tenants with right of survivorship, provided that the redemption is requested within one year of the death or initial determination of disability; (ii) redemptions in connection with the following retirement plan distributions: (a) lump-sum or other distributions from a qualified retirement plan following retirement; (b) distributions from an IRA, Keogh Plan, or Custodial Account under Section 403(b)(7) of the Internal Revenue Code following attainment of age 59 1/2; and (c) a tax-free return of an excess contribution to an IRA; (iii) redemptions by pension or profit sharing plans sponsored by Mentor Investment Group or an affiliate; and
(iv) redemptions by pension or profit sharing plans of which Mentor Investment Group or any affiliate serves as a plan fiduciary. In addition, certain retirement plans with over 200 employees may purchase Class A shares at net asset value without a sales charge. In addition, the Portfolio may sell its Class A shares without a sales charge and may waive the CDSC on shares redeemed by shareholders investing through brokerage or similar accounts sponsored by financial institutions having agreements with Mentor Distributors or Mentor Services Company, Inc., where the shareholder pays account fees to its financial institution based on the asset value of the shareholder's account with the financial institution from time to time. The Portfolio may sell its Class A shares without a sales charge to shareholders of other mutual funds who invest in Mentor Funds in response to certain promotional activities (in which case a CDSC of 1% may apply for a period of years after the purchase). Contact Mentor Services Company. If you invest through a broker-dealer or other financial institution, your broker-dealer or other financial institution will be responsible for electing on your behalf to take advantage of any of these reduced sales charges or waivers described above. Please instruct your broker-dealer or other financial institution accordingly.


     Shareholders of other funds in the Mentor family may be entitled to exchange their shares for, or reinvest distributions from their funds in, shares of a Portfolio at net asset value.

     In determining whether a CDSC is payable in respect of the shares redeemed, a Portfolio will first redeem the shares held longest (together with any shares received upon reinvestment of distributions with respect to those shares). Any of the shares being redeemed which were acquired by reinvestment of distributions will be redeemed without a CDSC, and amounts representing capital appreciation will not be subject to a CDSC. See the Example below.

EXAMPLE:

     You have purchased 100 shares at $10 per share. The second year after your purchase, your investment's net asset value per share has increased by $2 to $12, and you have gained 10 additional shares through dividend reinvestment. If you redeem 50 of those shares (including shares purchased through reinvestment of distributions on those 100 shares) at this time, your CDSC will be calculated as follows:

     o Proceeds of 50 shares redeemed at $12 per share                      $600

     o Minus proceeds of 10 shares not subject to a CDSC because they were
       acquired through dividend reinvestment (10 x $12)                    -120

     o Minus appreciation on remaining shares, also not subject to CDSC (40
       x $2)                                                                 -80
                                                                            ----
     o Amount subject to a CDSC                                             $400

     Mentor Distributors receives the entire amount of any CDSC you pay. Consult Mentor Services Company for more information.


     If you are considering redeeming or exchanging shares of the Portfolio or transferring shares to another person shortly after purchase, you should pay for those shares with a certified check to avoid any delay in redemption, exchange, or transfer. Otherwise the Portfolio may delay payment until the purchase price of those shares has been collected or, if you redeem by telephone, until 15 calendar days after the purchase date.


     To eliminate the need for safekeeping, certificates will not be issued for your shares unless you request them.


     Because of the relatively high cost of maintaining accounts, the Portfolio reserves the right to redeem, upon not less than 60 days' notice, any Portfolio account below $500 as a result of redemptions. A shareholder may, however, avoid such a redemption by the Portfolio by increasing investment in shares of the Portfolio to a value of $500 or more during such 60-day period.

     Mentor Distributors, Mentor Perpetual, or affiliates thereof, at their own expense and out of their own assets (or in conjunction with other entities), may also periodically sponsor programs that offer additional compensation in connection with sales of shares of the Portfolio. Compensation may include, but is not limited to, financial assistance to dealers in connection with conferences, sales, or training programs for their employees, seminars for the public, advertising or sales campaigns, or other dealer-sponsored special events. In some instances, this compensation may be made available only to certain dealers whose representatives have sold or are expected to sell significant amounts of shares. Dealers may not use sales of Mentor Funds' shares to qualify for this compensation to the extent such may be prohibited by the laws of any state or any self-regulatory agency, such as the National Association of Securities Dealers, Inc. Certain dealers may not sell all classes of shares.

     In all cases Mentor Perpetual or the Distributor reserve the right to reject any particular investment.


     REINVESTMENT PRIVILEGE. If you redeem Class A or B shares of any Portfolio, you have a one-time right, within 60 days, to reinvest the redemption proceeds plus the amount of CDSC you paid, if any, at the next-determined net asset value. Front-end sales charges will not apply to such reinvestment. Mentor Distributors must be notified in writing by you or by your financial institution of the reinvestment for you to recover the CDSC, or to eliminate the front-end sales charge. If you redeem shares in the Portfolio, there may be tax consequences.



                      DISTRIBUTION PLANS (CLASS B SHARES)

     Mentor Distributors, LLC, located at 3435 Stelzer Road, Columbus, Ohio 43219, is the principal distributor for the Portfolios' shares. Mentor Distributors is not obligated to sell any specific amount of shares of any Portfolio. Mentor Distributors is a wholly owned subsidiary of BISYS Fund Services, Inc.


     The Portfolio has adopted a Distribution Plan under Rule 12b-1 with respect to its Class B shares (each, a "Class B Plan") providing for payments by the Portfolio to its distributor from the assets attributable to the Portfolio's Class B shares at the annual rate set out under "Expense Summary -- Annual Portfolio Operating Expenses" above. (The Trustees may reduce the amount of payments or suspend the Class B Plan for such periods as they may determine. The Portfolio's distributor also receives the proceeds of any CDSC imposed on redemptions of shares).

     Payments under the Plans are intended to compensate the Portfolio's distributor for services provided and expenses incurred by it as principal underwriter of the Portfolio's Class B shares. The Portfolio's distributor may select financial institutions (such as a broker/dealer or bank) to provide sales support services as agents for their clients or customers who beneficially own Class B shares of the Portfolios. Financial institutions will receive fees from the Portfolio's distributor based upon Class B shares owned by their clients or customers. The schedules of such fees and the basis upon which such fees will be paid will be determined from time to time by the Portfolio's distributor. The Portfolio's distributor may suspend or modify such payments to dealers. Such payments are also subject to the continuation of the relevant Class B Plan, the terms of any agreements between dealers and the Portfolio's distributor, and any applicable limits imposed by the National Association of Securities Dealers, Inc.



     Mentor Services Company, a wholly owned subsidiary of Mentor Investment Group, provides marketing-related services in respect of the Portfolio. Mentor Services Company and its affiliates will receive from Mentor Distributors substantially all amounts received or retained by Mentor Distributors in respect of the distribution of the Portfolio's shares, including any amounts paid to Mentor Distributors under the Portfolio's Class B Plans. In addition, Mentor Services Company receives from Mentor Distributors an amount equal to all CDSC's received by Mentor Distributors.



                               HOW TO SELL SHARES


     You can sell your shares in the Portfolio to that Portfolio any day the New York Stock Exchange is open, either directly to the Portfolio or through your investment dealer. The Portfolio will only redeem shares for which it has received payment.

     SELLING SHARES DIRECTLY TO THE PORTFOLIO. Send a signed letter of instruction and stock power form, along with any certificates that represent shares you want to sell, to Mentor Funds, c/o Boston Financial Data Services, Inc. ("BFDS"), 2 Heritage Drive, North Quincy, Massachusetts 02171. The price you will receive is the net asset value next calculated after your request is received in proper form less any applicable CDSC. In order to receive that day's net asset value, your request must be received before the close of regular trading on the New York Stock Exchange. If you sell shares having a net asset value of $50,000 or more or if you want your redemption proceeds payable to you at a different address or to someone else, the signatures of registered owners or their legal representatives must be guaranteed by a bank, broker-dealer, or certain other financial institutions. Contact Mentor Services Company for more information about where to obtain a signature guarantee. Stock power forms are available from your investment dealer, Mentor Services Company, and many commercial banks. Mentor Distributor usually requires additional documentation for the sale of shares by a corporation, partnership, agent, or fiduciary, or surviving joint owner. Contact Mentor Services Company for details.

     SELLING SHARES BY TELEPHONE. You may use the Telephone Redemption Privilege to redeem shares from your account unless you have notified Mentor Services Company of an address change within the preceding 15 days. Unless an investor indicates otherwise on the New Account Form, Mentor Services Company will be authorized to act upon redemption and transfer instructions received by telephone from a shareholder, or any person claiming to act as his or her representative, who can provide Mentor Services Company with his or her account registration and address as it appears on Mentor Services Company's records. Mentor Services Company will employ these and other reasonable procedures to confirm that instructions communicated by telephone are genuine; if it fails to employ reasonable procedures, Mentor Services Company may be liable for any losses due to unauthorized or fraudulent instructions. For more information, consult Mentor Services Company. During periods of unusual market changes and shareholder activity, you may experience delays in contacting Mentor Services Company by telephone in which case you may wish to submit a written redemption request, as described above, or contact your investment dealer, as described below. The Telephone Redemption Privilege may be modified or terminated without notice.

     SELLING SHARES THROUGH YOUR INVESTMENT DEALER. Your dealer must receive your request before the close of regular trading on the New York Stock Exchange to receive that day's net asset value. Your dealer will be responsible for furnishing all necessary documentation to Mentor Services Company, and may charge you for its services.


     SYSTEMATIC WITHDRAWAL PROGRAM. You may redeem Class A or B shares of the Portfolio through periodic withdrawals for a predetermined amount. Only shareholders with accounts valued at $10,000 or more are eligible to participate. Class B shares redeemed under the Systematic Withdrawal Program are not subject to a CDSC, but the aggregate withdrawals of Class B shares in any year are limited to 10% of the value of the account at the time of enrollment. Contact Mentor Services Company for more information.

     GENERAL. The Portfolio generally sends you payment for your shares the business day after your request is received. Under unusual circumstances, the Portfolio may suspend redemptions, or postpone payment for more than seven days, as permitted by federal securities law.

     The Portfolio reserves the right, if conditions exist which make cash payments undesirable, to honor any request for redemption by making payment in whole or in part in securities valued in the same way as they would be valued for purposes of computing the Portfolio's per share net asset value. If payment is made in securities, a shareholder may incur brokerage expenses in converting those securities into cash.

                            HOW TO EXCHANGE SHARES


     Except as otherwise described below, you can exchange your shares in the Portfolio worth at least $1,000 for shares of certain other portfolios in the Mentor family at net asset value beginning 15 days after purchase. You may also exchange shares of the Portfolio for shares of Cash Resource U.S. Government Money Market Fund (the "Cash Fund"). If you exchange shares subject to a CDSC, the transaction will not be subject to a CDSC. However, when you redeem the shares acquired through the exchange, the redemption may be subject to the CDSC, depending upon when you originally purchased the shares, using the schedule of the Portfolio from which your first exchange was effected. For purposes of computing the CDSC, the length of time you have owned your shares will be measured from the date of original purchase and will not be affected by any exchange.

     For information on how to exchange your shares, contact Mentor Services Company at 1-800-869-6042. For federal income tax purposes, an exchange is treated as a sale of shares and generally results in a capital gain or loss. A Telephone Exchange Privilege is currently available. Mentor Services Company's procedures for telephonic transactions are described above under "How to Sell Shares." The Telephone Exchange Privilege is not available if you were issued certificates for shares which remain outstanding. Ask your investment dealer or Mentor Services Company for a prospectus relating to the Cash Fund or the other portfolios into which you may exchange your shares.

     The exchange privilege is not intended as a vehicle for short-term trading. Excessive exchange activity may interfere with portfolio management and have an adverse effect on all shareholders. In order to limit excessive exchange activity and in other circumstances where Mentor Advisors or the Trustees believe doing so would be in the best interests of the Portfolio, the Trust reserves the right to revise or terminate the exchange privilege, limit the amount or number of exchanges, or reject any exchange. Shareholders would be notified of any such action to the extent required by law. See the Statement of Additional Information to find out more about the exchange privilege.



                           HOW DISTRIBUTIONS ARE MADE


     Dividends, if any, are declared and paid annually. The Portfolio will distribute its net capital gain, if any, at least annually. All dividends and distributions of net capital gain will be invested in additional shares of the same class of the Portfolio unless a shareholder requests in writing to receive the dividend or distribution in cash.



                                     TAXES


     The Portfolio intends to qualify as a "regulated investment company" for federal income tax purposes and to meet all other requirements that are necessary for it to be relieved of federal taxes on income and gains it distributes to shareholders. The Portfolio will distribute substantially all of its net investment income and capital gain net income on a current basis.


     All Portfolio distributions, other than exempt-interest dividends, will be taxable to you as ordinary income, except that any distributions of net capital gain will be taxed as long-term capital gain, regardless of how long you have held the shares (although the loss on a sale of shares held for six months or less will be treated as long-term capital loss to the extent of any capital gain distribution received with respect to those shares). Portfolio distributions will be taxable to you even if they are paid from income or gains earned by the Portfolio prior to your investment (and thus were included in the price paid for your shares). Distributions will be taxable as described above whether received in cash or in shares through the reinvestment of distributions. Early in each year Mentor Funds will notify you of the amount and tax status of distributions paid to you by the Portfolio for the preceding year. In buying or selling securities for the Portfolio, Mentor Advisors and Mentor Perpetual, as applicable, will not normally take into account the effect any purchase or sale of securities will have on the tax positions of the Portfolio's shareholders.

     PERPETUAL GLOBAL EMERGING COMPANIES PORTFOLIO ONLY. Shareholders of the Portfolio who are U.S. citizens or residents may be able to claim a foreign tax credit or deduction on their U.S. income tax returns with respect to foreign taxes paid by the Portfolio. If, at the end of the fiscal year of the Portfolio, more than 50% of the Portfolio's total assets are represented by stock or securities of foreign corporations, the Portfolio intends to make an election permitted by the Internal Revenue Code to treat any eligible foreign taxes it paid as paid by its shareholders. In that case, shareholders who are U.S. citizens, U.S. corporations, and, in some cases, U.S. residents, will be required to include in U.S. taxable income their pro rata share of such taxes, but may then be entitled to claim a foreign tax credit or deduction (but not both) for their share of such taxes.

     The foregoing is a summary of certain federal income tax consequences of investing in the Portfolio. Dividends, distributions, and redemption proceeds also may be subject to foreign, state, and local taxes. Shareholders are urged to consult their tax advisers regarding specific questions as to federal, foreign, state, or local taxes. Non-U.S. investors should consult their tax advisers concerning the tax consequences of ownership of shares of the Portfolio, including the possibility that distributions may be subject to a 30% United States withholding tax (or a reduced rate of withholding provided by treaty).



                                   MANAGEMENT


     The Trustees of Mentor Funds are responsible for generally overseeing the conduct of its business. MENTOR PERPETUAL ADVISORS, LLC is the investment adviser to the Portfolio. The investment adviser is located at 901 East Byrd Street, Richmond, Virginia.

     All investment decisions made for the Portfolio by Mentor Perpetual are made by investment management teams.

     Mentor has over $14 billion in assets under management and is a wholly owned subsidiary of Mentor Investment Group, LLC ("Mentor Investment Group") and its affiliates. Mentor Investment Group is a subsidiary of Wheat First Butcher Singer, Inc., which is in turn a wholly owned subsidiary of First Union Corp. ("First Union"). First Union is a leading financial services company with approximately $234 billion in assets and $17 billion in total stockholders' equity as of September 30, 1998. EVEREN Capital Corporation has a 20% ownership in Mentor Investment Group and may acquire additional ownership based principally on the amount of Mentor's revenues derived from assets attributable to clients of EVEREN Securities, Inc. and its affiliates.


     Mentor Perpetual, an investment advisory firm organized in 1995, is owned equally by Perpetual plc, a diversified financial services holding company, and Mentor Advisors. The Perpetual organization currently serves as investment adviser for assets of more than $14 billion. Its clients include 28 unit and investment trusts and other public investment pools including private individuals, charities, pension plans, and life assurance companies.

     Mentor Advisors and Mentor Perpetual together serve as investment adviser to 27 separate investment portfolios in the Mentor Family of Funds, including that offered by this Prospectus. For a prospectus relating to certain of these other investment portfolios, and for information concerning your eligibility to purchase shares of those portfolios, contact Mentor Services Company.

     The Portfolio pays management fees to Mentor Perpetual at the annual rates described above under "Expense Summary -- Annual Portfolio Operating Expenses". [The advisory fees paid by the Portfolio are higher than those paid by many other mutual funds.] Mentor Perpetual may from time to time voluntarily waive some or all of its investment advisory fees and may terminate any such voluntary waiver at any time in its sole discretion [?].



                                 OTHER SERVICES

     ADMINISTRATIVE SERVICES. Mentor Investment Group, LLC, located at 901 East Byrd Street, Richmond, Virginia 23219, provides each Portfolio with certain administrative personnel and services necessary to operate each Portfolio, such as bookkeeping and accounting services. Mentor Investment Group provides these services to each of the Portfolios at an annual rate of 0.10% of the Portfolio's average daily net assets.


     SHAREHOLDER SERVICING PLAN. Mentor Funds has adopted a Shareholder Servicing Plan (the "Service Plan") with respect to Class A and Class B shares of the Portfolio. Under the Service Plan, financial institutions will enter into shareholder service agreements with Mentor Distributors to provide administrative support services to their customers who are Portfolio shareholders. In return for providing these support services, a financial institution may receive payments at a rate not exceeding 0.25% of the average daily net assets of the Class A or Class B shares of the Portfolio. These administrative services may include, but are not limited to, the following functions: providing office space, equipment, telephone facilities, and various personnel, including clerical, supervisory, and computer personnel, as necessary or beneficial to establish and maintain shareholder accounts and records; processing purchase and redemption transactions and automatic investments of client account cash balances; answering routine client inquiries regarding the Portfolio; assisting clients in changing dividend options, account designations, and addresses; and providing such other services as the Portfolio reasonably requests.

     In addition to receiving payments under the Service Plan, financial institutions may be compensated by Mentor Advisors, by a Portfolio's sub-adviser, or by Mentor Investment Group, or affiliates thereof, for providing administrative support services to holders of Class A or Class B shares of the Portfolio. These payments will be made directly by Mentor Advisors and/or Mentor Investment Group, or their affiliates, and will not be made from the assets of any of the Portfolio.



                              GENERAL INFORMATION

     Mentor Funds is a Massachusetts business trust organized on January 20, 1992. A copy of the Declaration of Trust, which is governed by Massachusetts law, is on file with the Secretary of State of The Commonwealth of Massachusetts.

     The Trust is an open-end series management investment company with an unlimited number of authorized shares of beneficial interest. Shares of the Trust may, without shareholder approval, be divided into two or more series of shares representing separate investment portfolios. Any such series of shares may be further divided without shareholder approval into two or more classes of shares having such preferences and special or relative rights and privileges as the Trustees determine. The Trust's shares are currently divided into twelve series with varying investment objectives and policies. Certain of the Trust's Portfolios offer more than one class of shares with different sales charges and expenses.


     The Portfolio currently offers three classes of shares: Class A and Class B shares, which are offered by this Prospectus; and Class Y (Institutional) shares, which are not subject to any sales loads or shareholder servicing fees. Contact Mentor Services Company for information concerning Class Y shares and your eligibility to purchase shares of that class.

     Each share has one vote, with fractional shares voting proportionally. Shares of each class will vote together as a single class except when required by law or determined by the Trustees. Shares of the Portfolio are freely transferable, are entitled to dividends as declared by the Trustees, and, if the Portfolio was liquidated, would receive the net assets of the Portfolio. The Trust may suspend the sale of shares at any time and may refuse any order to purchase shares. Although neither the Portfolio nor the Trust is required to hold annual meetings of shareholders, shareholders have the right to call a meeting to elect or remove Trustees, or to take other actions as provided in the Declaration of Trust.

     The Portfolio receives services from a number of providers which rely on the smooth functioning of their respective systems and the systems of others to perform those services. It is generally recognized that certain systems in use today may not perform their intended functions adequately after the Year 1999 because of the inability of the software to distinguish the Year 2000 from the Year 1900. Mentor Advisors and Mentor Perpetual is taking steps that they believe are reasonably designed to address this potential "Year 2000" problem and to obtain satisfactory assurances that comparable steps are being taken by the Portfolio's other major service providers. There can be no assurance, however, that these steps will be sufficient to avoid any adverse impact on the Portfolio from this problem.

     In the interest of economy and convenience, the Portfolio will not issue certificates for its shares except at the shareholder's request.


     Investors Fiduciary Trust Company, 127 West 10th Street, Kansas City, Missouri 64105, serves as the Portfolio's custodian. State Street Bank and Trust Company, c/o Boston Financial Data Services, Inc., 2 Heritage Drive, North Quincy, Massachusetts 02171, serves as the Portfolio's transfer and dividend agent.


                            PERFORMANCE INFORMATION


     Yield and total return data may from time to time be included in advertisements about the Portfolio. The Portfolio's "yield" is calculated by dividing the Portfolio's annualized net investment income per share of the class in question during a recent 30-day period by the maximum public offering price per share of that class on the last day of that period. "Total return" for the one-, five-, and ten-year periods (or for the life of the Portfolio, if shorter) through the most recent calendar quarter represents the average annual compounded rate of return on an investment of $1,000 in the Portfolio at the maximum public offering price (in the case of Class A shares) and reflecting (in the case of Class B shares) the deduction of any applicable CDSC. Total return may also be presented for other periods or based on investment at reduced sales charge levels or at net asset value. Investment performance of different classes of shares of the Portfolio will differ. Any quotation of investment performance not reflecting a CDSC or maximum front-end sales charge would be reduced if the CDSC or front-end sales charges were reflected. Quotations of yield or total return for a period when an expense limitation was in effect will be greater than if the limitation had not been in effect. A Portfolio's performance may be compared to various indices. See the Statement of Additional Information for more information. Information may be presented in advertisements about a Portfolio describing the background and professional experience of the Portfolio's investment adviser, sub-adviser, or any of their personnel.


     ALL DATA ARE BASED ON THE PORTFOLIO'S PAST INVESTMENT RESULTS AND DO NOT PREDICT FUTURE PERFORMANCE. Investment performance, which will vary, is based on many factors, including market conditions, the composition of the Portfolio's investments, the Portfolio's operating expenses, and which class of shares you purchase. Investment performance also often reflects the risks associated with the Portfolio's investment objective and policies. These factors should be considered when comparing the Portfolio's investment results to those of other mutual funds and other investment vehicles.

     As permitted by applicable law, performance information for the Portfolio whose investment adviser or sub-adviser has changed may be presented only for periods after the change was effected.

                                                                        APPENDIX


MOODY'S INVESTORS SERVICE, INC., BOND RATINGS

     Aaa -- Bonds which are rated Aaa are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as "gilt edged." Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.

     Aa -- Bonds which are rated Aa are judged to be of high quality by all standards. Together with the Aaa group, they comprise what are generally known as high-grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in Aaa securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present which make the long-term risks appear somewhat larger than in Aaa securities.

     A -- Bonds which are rated A possess many favorable investment attributes and are to be considered as upper medium-grade obligations. Factors giving security to principal and interest are considered adequate, but elements may be present which suggest a susceptibility to impairment sometime in the future.

     Baa -- Bonds which are rated Baa are considered as medium-grade obligations, (I.E., they are neither highly protected nor poorly secured). Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well.

     Ba -- Bonds which are Ba are judged to have speculative elements; their future cannot be considered as well assured. Often the protection of interest and principal payments may be very moderate and thereby not well safeguarded during both good and bad times over the future. Uncertainty of position characterizes bonds in this class.

     B -- Bonds which are rated B generally lack characteristics of the desirable investment. Assurance of interest and principal payments or of maintenance of other terms of the contract over any long period of time may be small.

     Caa -- Bonds which are rated Caa are of poor standing. Such issues may be in default or there may be present elements of danger with respect to principle or interest.

     Ca -- Bonds which are rated Ca represent obligations which are speculative in a high degree. Such issues are often in default or have other marked shortcomings.

     C -- Bonds which are rated C are the lowest rated class of bonds, and issues so rated can be regarded as having extremely poor prospects of ever attaining any real investment standing.


STANDARD AND POOR'S RATINGS SERVICE, INC., BOND RATINGS

     AAA -- An obligation rated AAA has the highest rating assigned by Standard & Poor's. The obligor's capacity to meet its financial commitment on the obligation is extremely strong.

     AA -- An obligation rated AA differs from the highest-rated obligations only in small degree. The obligor's capacity to meet its financial commitment on the obligation is very strong.

     A -- An obligation rated A is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than obligations in higher-rated categories. However, the obligor's capacity to meet its financial commitment on the obligation is still strong.

     BBB -- An obligation rated BBB exhibits adequate protection parameters. However, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity of the obligor to meet its financial commitment on the obligation.

     Obligations rated BB, B, CCC, CC and C are regarded as having significant speculative characteristics. BB indicates the lowest degree of speculation and C the highest. While such obligations will likely have some quality and protective characteristics, these are outweighed by large uncertainties or major exposures to adverse conditions.

     BB -- An obligation rated BB is less vulnerable to nonpayment than other speculative issues. However, it faces major ongoing uncertainties or exposure to adverse business, financial, or economic conditions which could lead to the obligor's inadequate capacity to meet its financial commitment on the obligation.

     B -- An obligation rated B is more vulnerable to nonpayment than obligations rated BB, but the obligor currently has the capacity to meet its financial commitment on the obligations. Adverse business, financial, or economic conditions will likely impair the obligor's capacity or willingness to meet its financial commitment on the obligation.

     CCC -- An obligation rated CCC is currently vulnerable to nonpayment, and is dependent upon favorable business, financial, and economic conditions for the obligor to meet its financial commitment on the obligation. In the event of adverse business, financial, or economic conditions, the obligor is not likely to have the capacity to meet its financial commitment on the obligation.

     CC -- An obligation rated CC is currently highly vulnerable to nonpayment.

     C -- The C rating may be used to cover a situation where a bankruptcy petition has been filed, or similar action has been taken, but payments on this obligation are being continued.

     D -- An obligation rated D is in payment default. The D rating category is used when interest payments or principal payments are not made on the date due even if the applicable grace period has not expired, unless Standard & Poor's believes that such payments will be made during such grace period. The D rating also will be used upon the filing of a bankruptcy petition, or the taking of a similar action if payments on an obligation are jeopardized.


MOODY'S NOTE RATINGS

     MIG1/VMIG1 -- This designation denotes best quality. There is present strong protection by established cash flows, superior liquidity support or demonstrated broadbased access to the market for refinancing.

     MIG2/VMIG2 -- This designation denotes high quality. Margins of protection are ample although not so large as in the preceding group.

STANDARD AND POOR'S NOTE RATINGS

     SP-1 -- Strong capacity to pay principal and interest. Issues determined to possess overwhelming safety characteristics are given a plus sign (+) designation.

     SP-2 -- Satisfactory capacity to pay principal and interest.

     SP-3 -- Speculative capacity to pay principal and interest.


MOODY'S INVESTORS SERVICE, INC., COMMERCIAL PAPER RATINGS

     Issuers rated Prime-1 (or supporting institutions) have a superior ability for repayment of senior short-term debt obligations. Prime-1 repayment ability will often be evidenced by the following characteristics:

        --   Leading market positions in well established industries.
        --   High rates of return on funds employed.
        --   Conservative capitalization structure with moderate reliance on debt and ample asset protection.
        --   Broad margins in earnings coverage of fixed financial charges and high internal cash generation.
        --   Well established access to a range of financial markets and assured sources of alternate liquidity.

     Issuers rated Prime-2 (or supporting institutions) have a strong ability for repayment of senior short-term debt obligations. This will normally be evidenced by many of the characteristics cited above to a lesser degree. Earnings trends and coverage ratios, while sound, may be more subject to variation. Capitalization characteristics, while still appropriate, may be more affected by external conditions. Ample alternate liquidity is maintained.


STANDARD AND POOR'S COMMERCIAL PAPER RATINGS

     A-1 -- This highest category indicates that the degree of safety regarding timely payment is strong. Those issues determined to possess extremely strong safety characteristics are denoted with a plus sign (+) designation.

     A-2 -- Capacity for timely payment on issues with this designation is satisfactory. However, the relative degree of saety is not as high as for issues designated "A-1".

     A-3 -- Issues carrying this designation have adequate capacity for timely payment. They are, however, more vulnerable to the adverse effects of changes in circumstances than obligations carrying the higher designations.

                      (This Page Intentionally Left Blank)

                     (This Page Intentionally Left Blank)

       NO PERSON HAS BEEN AUTHORIZED TO GIVE ANY INFORMATION OR TO MAKE ANY REPRESENTATIONS OTHER THAN THOSE CONTAINED IN THIS PROSPECTUS AND IN THE PORTFOLIO'S OFFICIAL SALES LITERATURE IN CONNECTION WITH THE OFFER OF THE PORTFOLIO'S SHARES, AND, IF GIVEN OR MADE, SUCH OTHER INFORMATION OR REPRESENTATIONS MUST NOT BE RELIED UPON AS HAVING BEEN AUTHORIZED BY THE PORTFOLIO. THIS PROSPECTUS DOES NOT CONSTITUTE AN OFFER IN ANY STATE IN WHICH, OR TO ANY PERSON TO WHOM, SUCH OFFERING MAY NOT LAWFULLY BE MADE. THIS PROSPECTUS OMITS CERTAIN INFORMATION CONTAINED IN THE REGISTRATION STATEMENT, TO WHICH REFERENCE IS MADE, FILED WITH THE SECURITIES AND EXCHANGE COMMISSION. ITEMS WHICH ARE THUS OMITTED, INCLUDING CONTRACTS AND OTHER DOCUMENTS REFERRED TO OR SUMMARIZED HEREIN, MAY BE OBTAINED FROM THE COMMISSION UPON PAYMENT OF THE PRESCRIBED FEES.

       ADDITIONAL INFORMATION CONCERNING THE SECURITIES OFFERED HEREBY AND THE PORTFOLIO IS TO BE FOUND IN THE REGISTRATION STATEMENT, INCLUDING VARIOUS EXHIBITS THERETO AND FINANCIAL STATEMENTS INCLUDED OR INCORPORATED THEREIN, WHICH MAY BE INSPECTED AT THE OFFICE OF THE COMMISSION.









                            MENTOR INVESTMENT GROUP
                              901 East Byrd Street
                               Richmond, VA 23219
                                 (800) 869-6042



                         1999 MENTOR DISTRIBUTORS, LLC

               SECURITIES: NOT FDIC-INSURED/NOT BANK-GUARANTEED
                                 MAY LOSE VALUE

MK 609


                                  MENTOR FUNDS


                  MENTOR PERPETUAL GLOBAL EMERGING COMPANIES
                                   PORTFOLIO






                           -------------------------
                                   PROSPECTUS
                           -------------------------

                                 April   , 1999




                                 [MENTOR LOGO]

       NO PERSON HAS BEEN AUTHORIZED TO GIVE ANY INFORMATION OR TO MAKE ANY REPRESENTATIONS OTHER THAN THOSE CONTAINED IN THIS PROSPECTUS AND IN THE PORTFOLIO'S OFFICIAL SALES LITERATURE IN CONNECTION WITH THE OFFER OF THE PORTFOLIO'S SHARES, AND, IF GIVEN OR MADE, SUCH OTHER INFORMATION OR REPRESENTATIONS MUST NOT BE RELIED UPON AS HAVING BEEN AUTHORIZED BY THE PORTFOLIO. THIS PROSPECTUS DOES NOT CONSTITUTE AN OFFER IN ANY STATE IN WHICH, OR TO ANY PERSON TO WHOM, SUCH OFFERING MAY NOT LAWFULLY BE MADE. THIS PROSPECTUS OMITS CERTAIN INFORMATION CONTAINED IN THE REGISTRATION STATEMENT, TO WHICH REFERENCE IS MADE, FILED WITH THE SECURITIES AND EXCHANGE COMMISSION. ITEMS WHICH ARE THUS OMITTED, INCLUDING CONTRACTS AND OTHER DOCUMENTS REFERRED TO OR SUMMARIZED HEREIN, MAY BE OBTAINED FROM THE COMMISSION UPON PAYMENT OF THE PRESCRIBED FEES.

       ADDITIONAL INFORMATION CONCERNING THE SECURITIES OFFERED HEREBY AND THE PORTFOLIO IS TO BE FOUND IN THE REGISTRATION STATEMENT, INCLUDING VARIOUS EXHIBITS THERETO AND FINANCIAL STATEMENTS INCLUDED OR INCORPORATED THEREIN, WHICH MAY BE INSPECTED AT THE OFFICE OF THE COMMISSION.





                            MENTOR INVESTMENT GROUP
                              901 East Byrd Street
                               Richmond, VA 23219
                                 (800) 869-6042



                         1999 MENTOR DISTRIBUTORS, LLC

               SECURITIES: NOT FDIC-INSURED/NOT BANK-GUARANTEED
                                 MAY LOSE VALUE

MK 609

                                  [MENTOR LOGO]




                                  MENTOR FUNDS

                   MENTOR PERPETUAL GLOBAL EMERGING COMPANIES

                                   PORTFOLIO




                           -------------------------
                                   PROSPECTUS
                           -------------------------

                                 April   , 1999




                                  [EVEREN LOGO]

P R O S P E C T U S                                             April , 1999
Y (Institutional) Shares



                   Mentor Perpetual Global Emerging Companies
                                   Portfolio


     Mentor Perpetual Global Emerging Companies Portfolio seeks long-term capital appreciation by investing primarily in a diversified portfolio of securities of emerging companies located anywhere in the world that Mentor Perpetual Advisors, LLC believes offer the potential for capital appreciation. The Portfolio is a series of shares of Mentor Funds.

     The Portfolio may use "leverage" -- that is, it may borrow money to purchase additional portfolio securities, which involves special risks. See "Other Investment Practices and Risk Factors."


     This Prospectus sets forth concisely the information about the Portfolio that a prospective investor should know before investing. Please read this Prospectus carefully and retain it for future reference. YOU CAN FIND MORE
DETAILED INFORMATION IN THE APRIL   , 1999 STATEMENT OF ADDITIONAL INFORMATION,
AS AMENDED FROM TIME TO TIME. FOR A FREE COPY OF THE STATEMENT OR FOR OTHER INFORMATION, PLEASE CALL MENTOR SERVICES COMPANY, INC. AT 1-800-869-6042. The Statement has been filed with the Securities and Exchange Commission and is incorporated into this Prospectus by reference. The address of Mentor Funds is P.O. Box 1357, Richmond, Virginia 23218-1357.


                               ----------------
                            Mentor Distributors, LLC
                                  Distributor

THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION NOR HAS THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION PASSED UPON THE
                   ACCURACY OR ADEQUACY OF THIS PROSPECTUS.
           ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

                               TABLE OF CONTENTS




                                                          PAGE
                                                         -----
Expense Summary ......................................     3
Investment Objectives and Policies ...................     4
Other Investment Practices and Risk Factors ..........     4
Valuing the Portfolio's Shares .......................     9
Purchase of Shares ...................................     9
Redemption of Shares .................................    10
How To Exchange Shares ...............................    11
How Distributions Are Made ...........................    12
Taxes ................................................    12
Management ...........................................    13
General Information ..................................    13
Performance Information ..............................    14
APPENDIX .............................................    16

                                EXPENSE SUMMARY


     Expenses are one of several factors to consider when investing in the Portfolio. Expenses shown reflect the expenses the Portfolio expects to incur in respect of its Class Y shares during its first fiscal year. The Examples show the cumulative expenses attributable to a hypothetical $1,000 investment in Class Y of the Portfolio over specified periods.




                                                                  CLASS A
                                                                  SHARES
                                                                 --------
SHAREHOLDER TRANSACTION EXPENSES
Maximum Sales Charge Imposed on Purchases
 (as a percentage of offering price) .........................     None
Maximum Sales Charge Imposed on Reinvested Dividends .........     None
Exchange Fee .................................................     None
Contingent Deferred Sales Charge .............................     None



----------
ANNUAL PORTFOLIO OPERATING EXPENSES

(as a percentage of average net assets)




CLASS A SHARES
Investment Advisory Fee ....................       1.05%
12b-1 Fees .................................       None
Other Expenses
 Shareholder Service Plan Fees .............       None
 Other Expenses ............................       0.45%
                                                  -----
Total Other Expenses .......................       0.45%
                                                  -----
Total Portfolio Operating Expenses .........       1.45%


----------

* Other Expenses are estimated based on the expenses the Portfolio expects to incur during its first full year of operations.


EXAMPLES

     You would pay the following expenses on a $1,000 investment, assuming 5% annual return and no redemption at the end of each period:



  1 year ............   $
  3 years ...........   $


     THIS INFORMATION IS PROVIDED TO HELP INVESTORS UNDERSTAND THE EXPENSES OF INVESTING IN THE PORTFOLIO AND AN INVESTOR'S SHARE OF THE ESTIMATED OPERATING EXPENSES OF THE PORTFOLIO. THE EXAMPLES SHOULD NOT BE CONSIDERED A REPRESENTATION OF FUTURE PERFORMANCE; ACTUAL EXPENSES MAY VARY.

                       INVESTMENT OBJECTIVES AND POLICIES

     The Portfolio's investment objective is long-term capital appreciation. The Portfolio seeks its investment objective by investing primarily in a diversified portfolio of securities of emerging companies located anywhere in the world that Mentor Perpetual believes offer the potential for capital appreciation. The Portfolio is not intended to be a complete investment program, and there is no assurance it will achieve its objective. The Portfolio is a diversified investment company.

     The Portfolio's investments will normally include common stocks, preferred stocks, securities convertible into common stocks or preferred stocks, and warrants to purchase common stocks or preferred stocks. The Portfolio may also invest to a lesser extent in debt securities and other types of investments if Mentor Perpetual believes they would help achieve the Portfolio's objective. The Portfolio may hold a portion of its assets in cash or money market instruments.

     The Portfolio will normally invest at least 65% of its assets in securities issued by emerging companies. "Emerging companies" are companies that, in the opinion of Mentor Perpetual, have the potential, based on superior or unique products or services, operating characteristics, or financing capabilities, for more rapid growth than the world economy. It is likely that many of those companies will be relatively small, with limited operating history. See "Risk Factors -- Investments in smaller companies." The Portfolio may invest the remainder of its assets in securities of companies, large or small, that Mentor Perpetual believes offer the potential for long-term capital appreciation.

     Fixed-income securities in which the Portfolio may invest will be of investment grade. A security will be deemed to be of "investment grade" if, at the time of investment by the Portfolio, the security is rated at least Baa by Moody's Investors Service, Inc. or BBB- by Standard & Poor's Ratings Service, Inc., or at a comparable rating by another nationally recognized rating organization, or, if unrated, determined by Mentor Perpetual to be of comparable quality. Securities rated Baa or Baa3, or BBB or BBB- lack outstanding investment characteristics and have speculative characteristics and are subject to greater credit and market risks than higher-rated securities. The Portfolio will not be required to dispose of a security held by it if the security's rating falls below investment grade, although Mentor Perpetual will consider whether continued investment in the security is consistent with the Portfolio's investment objective.

     Mentor Perpetual may under unusual circumstances implement temporary "defensive" strategies in order to reduce fluctuations in the value of the Portfolio's assets. At those times, the Portfolio may invest any portion of its assets in cash or cash equivalents, money market instruments, or other short-term, high-quality investments Mentor Perpetual considers consistent with such defensive strategies. At such times, the Portfolio may invest without limit in securities of issuers located in the United States. It is impossible to predict when, or for how long, the Portfolio will use these defensive strategies.


                  OTHER INVESTMENT PRACTICES AND RISK FACTORS


     The Portfolio may engage in the other investment practices described below. See the Statement of Additional Information for a more detailed description of these practices and certain risks they may involve.

     FOREIGN SECURITIES. The Portfolio may invest in securities principally traded in foreign markets. Since foreign securities are normally denominated and traded in foreign currencies, the values of the Portfolio's assets may be affected favorably or unfavorably by changes in currency exchange rates and by exchange control regulations. There may be less information publicly available about a foreign company than about a U.S. company, and foreign companies are not generally subject to accounting, auditing, and financial reporting standards and practices comparable to those in the United States. The securities of some foreign companies are less liquid and at times more volatile than securities of comparable U.S. companies. Foreign brokerage commissions and other fees are also generally higher than in the United States. Foreign settlement procedures and trade regulations may involve certain risks (such as delay in payment or delivery of securities or in the recovery of the Portfolio's assets held abroad) and expenses not present in the settlement of domestic investments.

     In addition, there may be a possibility of nationalization or expropriation of assets, imposition of currency exchange controls, confiscatory taxation, political or financial instability, and diplomatic developments which could affect the value of the Portfolio's investments in certain foreign countries. Legal remedies available to investors in certain foreign countries may be more limited than those available with respect to investments in the United States or in other foreign countries. The laws of some foreign countries may limit the Portfolio's ability to invest in securities of certain issuers located in those foreign countries. Special tax considerations apply to foreign securities. The Portfolio may buy or sell foreign currencies and options and futures contracts on foreign currencies for hedging purposes in connection with its foreign investments as described more fully below.

     The Portfolio may invest in American Depository Receipts ("ADRs") and Global Depository Receipts ("GDRs"), which represent interests in foreign securities held by a bank, trust company, or other organization. Investments in ADRs and GDRs are subject to many of the same risks of investing in foreign securities generally.

     The risks described above are typically increased to the extent that the Portfolio invests in securities traded in underdeveloped and developing nations, which are sometimes referred to as "emerging markets."

     FOREIGN CURRENCY EXCHANGE TRANSACTIONS. The Portfolio may engage in foreign currency exchange transactions to protect against uncertainty in the level of future currency exchange rates. The Portfolio may engage in foreign currency exchange transactions in connection with the purchase and sale of portfolio securities ("transaction hedging") and to protect against changes in the value of specific portfolio positions ("position hedging").

     The Portfolio also may engage in transaction hedging to protect against a change in foreign currency exchange rates between the date on which the Portfolio contracts to purchase or sell a security and the settlement date, or to "lock in" the U.S. dollar equivalent of a dividend or interest payment in a foreign currency. The Portfolio may purchase or sell a foreign currency on a spot (or cash) basis at the prevailing spot rate in connection with transaction hedging.

     The Portfolio may also enter into contracts to purchase or sell foreign currencies at a future date ("forward contracts") and may purchase and sell foreign currency futures contracts, for hedging and not for speculation. A foreign currency forward contract is a negotiated agreement to exchange currency at a future time at a rate or rates that may be higher or lower than the spot rate. Foreign currency futures contracts are standardized exchange-traded contracts and have margin requirements. For transaction hedging purposes, the Portfolio may also purchase and sell call and put options on foreign currency futures contracts and on foreign currencies.

     The Portfolio may engage in position hedging to protect against a decline in value relative to the U.S. dollar of the currencies in which its portfolio securities are denominated or quoted (or an increase in value of a currency in which securities the Portfolio intends to buy are denominated). For position hedging purposes, the

Portfolio may purchase or sell foreign currency futures contracts and foreign currency forward contracts, and may purchase and sell put and call options on foreign currency futures contracts and on foreign currencies. In connection with position hedging, the Portfolio may also purchase or sell foreign currencies on a spot basis.

     Although there is no limit to the amount of the Portfolio's assets that may be invested in foreign currency exchange and foreign currency forward contacts, the Portfolio will only enter into such transactions to the extent necessary to effect the hedging transactions described above.


     OPTIONS AND FUTURES. The Portfolio may buy and sell call and put options on securities it owns to hedge against changes in net asset value or to realize a greater current return. In addition, through the purchase and sale of futures contracts and related options, the Portfolio may at times seek to hedge against fluctuations in net asset value and, to the extent consistent with applicable law, to increase its investment return. In addition, the Portfolio may buy and sell options and futures contracts (including index futures contracts, described below) to implement changes in its asset allocations among various market sectors, pending the sale of its existing investments and reinvestment in new securities.

     The Portfolio's ability to engage in options and futures strategies will depend on the availability of liquid markets in such instruments. It is impossible to predict the amount of trading interest that may exist in various types of options or futures contracts. Therefore, there is no assurance that the Portfolio will be able to utilize these instruments effectively for the purposes stated above. Although the Portfolio will only engage in options and futures transactions for limited purposes, those transactions involve certain risks which are described below and in the Statement of Additional Information.


     Transactions in options and futures contracts involve brokerage costs and may require the Portfolio to segregate assets to cover its outstanding positions. For more information, see the Statement of Additional Information.

     INDEX FUTURES AND OPTIONS. The Portfolio may buy and sell index futures contracts ("index futures") and options on index futures and indices for hedging purposes (or may purchase warrants whose value is based on the value from time to time of one or more foreign securities indices). An "index futures" contract is a contract to buy or sell units of a particular bond or stock index at an agreed price on a specified future date. Depending on the change in value of the index between the time when the Portfolio enters into and terminates an index futures or option transaction, the Portfolio realizes a gain or loss. The Portfolio may also, to the extent consistent with applicable law, buy and sell index futures and options to increase investment return.

     RISKS RELATED TO OPTIONS AND FUTURE STRATEGIES. Options and futures transactions involve costs and may result in losses. Certain risks arise because of the possibility of imperfect correlations between movements in the prices of futures and options and movements in the prices of the underlying security or index or of the securities held by the Portfolio that are the subject of a hedge. The successful use by the Portfolio of the strategies described above further depends on the ability of its investment adviser or sub-adviser to forecast market movements correctly. Other risks arise from the Portfolio's potential inability to close out futures or options positions. Although the Portfolio will enter into options or futures transactions only if its investment adviser or sub-adviser believes that a liquid secondary market exists for such option or futures contract, there can be no assurance that a Portfolio will be able to effect closing transactions at any particular time or at an acceptable price. Transactions in options and futures contracts involve brokerage costs and may require the Portfolio to segregate assets to cover its outstanding positions. For more information, see the Statement of Additional Information. Federal tax considerations may also limit the Portfolio's ability to engage in options and futures transactions.

     The Portfolio's options and futures contract transactions will generally be conducted on recognized exchanges. However, a Portfolio may purchase and sell options in transactions in the over-the-counter markets. The Portfolio's ability to terminate options in the over-the-counter markets may be more limited than for exchange-traded options and may also involve the risk that securities dealers participating in such transactions would be unable to meet their obligations to the Portfolio. The Portfolio will, however, engage in over-the-counter transactions only when appropriate exchange-traded transactions are not appropriate and when, in the opinion of Mentor Perpetual, the pricing mechanism and liquidity of the over-the-counter markets are satisfactory and the participants are responsible parties likely to meet their contractual obligations.

     The Portfolio will not purchase futures or options on futures or sell futures if as a result the sum of the initial margin deposits on the Portfolio's existing futures positions and premiums paid for outstanding options on futures contracts would exceed 5% of the Portfolio's assets. (For options that are "in-the-money" at the time of purchase, the amount by which the option is "in-the-money" is excluded from this calculation.)


     PREMIUM SECURITIES. The Portfolio may at times invest in securities bearing coupon rates higher than prevailing market rates. Such "premium" securities are typically purchased at prices greater than the principal amount payable on maturity. Although the Portfolio generally amortizes the amount of any such premium into income, the Portfolio may recognize a capital loss if such premium securities are called or sold prior to maturity and the call or sale price is less than the purchase price. Additionally, the Portfolio may recognize a capital loss if it holds such securities to maturity.


     SECURITIES LOANS AND REPURCHASE AGREEMENTS. The Portfolio may lend portfolio securities and may enter into repurchase agreements with banks, broker/dealers, and other recognized financial institutions. The Portfolio may enter into each type of transaction on up to one-third of its assets. These transactions must be fully collateralized at all times, but involve some risk to the Portfolio if the other party should default on its obligations and the Portfolio is delayed or prevented from recovering the collateral.

     The use of borrowed money, known as "leverage," increases the Portfolio's market exposure and risk and may result in losses. When the Portfolio has borrowed money for leverage and its investments increase or decrease in value, its net asset value will normally increase or decrease more than if it had not borrowed money for this purpose. The interest that the Portfolio must pay on borrowed money will reduce its net investment income, and may also either offset any potential capital gains or increase any losses. The Portfolio currently intends to use leverage in order to adjust the dollar-weighted average duration of their portfolios. The Portfolio will not always borrow money for investment and the extent to which the Portfolio will borrow money, and the amount it may borrow, depends on market conditions and interest rates. Successful use of leverage depends on an investment adviser's ability to predict market movements correctly. The amount of leverage (including leverage to the extent employed by the Portfolio through "reverse repurchase agreements," "dollar-roll" transactions, and "forward commitments," described below) that can exist at any one time will not exceed one-third of the value of the Portfolio's total assets (less all liabilities of the Portfolio other than the leverage).

     REVERSE REPURCHASE AGREEMENTS; FORWARD COMMITMENTS. The Portfolio may enter into "reverse" repurchase agreements with respect to up to one-third of its assets. "Reverse" repurchase agreements generally involve the sale by the Portfolio of securities held by it and an agreement to repurchase the securities at an agreed-upon price, date, and interest payment. The Portfolio also may enter into forward commitments, in which the Portfolio buys securities for future delivery. Reverse repurchase agreements and forward commitments involve leverage, and may increase the Portfolio's overall investment exposure. Their use by the Portfolio may result in losses.


     DOLLAR-ROLL TRANSACTIONS. In order to enhance portfolio returns and manage prepayment risks, the Portfolio may engage in dollar-roll transactions with respect to mortgage-related securities issued by GNMA, FNMA, and FHLMC. In a dollar-roll transaction, the Portfolio sells a mortgage-related security to a financial institution, such as a bank or broker/dealer, and simultaneously agrees to repurchase a substantially similar (I.E., same type, coupon, and maturity) security from the institution at a later date at an agreed upon price. The mortgage-related securities that are repurchased will bear the same interest rate as those sold, but generally will be collateralized by different pools of mortgages with different prepayment histories. Dollar-roll transactions involve leverage, and may increase the Portfolio's overall investment exposure. Their use by the Portfolio may result in losses.


     INTEREST RATE TRANSACTIONS. In order to attempt to protect the value of its portfolio from interest rate fluctuations and to adjust the interest-rate sensitivity of its portfolio, the Portfolio may enter into interest rate swaps and other interest rate transactions, such as interest rate caps, floors, and collars. Interest rate swaps involve the exchange by the Portfolio with another party of different types of interest-rate streams (E.G. an exchange of floating rate payments for fixed rate payments with respect to a notional amount of principal). The purchase of an interest rate cap entitles the purchaser to receive payments on a notional principal amount from the party selling the cap to the extent that a specified index exceeds a predetermined interest rate or amount. The purchase of a floor entitles the purchaser to receive payments on a notional principal amount from the party selling the floor to the extent that a specified index falls below a predetermined interest rate or amount. A collar is a combination of a cap and a floor that preserves a certain return within a predetermined range of interest rates or values. The Portfolio intends to use these interest rate transactions as a hedge and not as a speculative investment. The Portfolio's ability to engage in certain interest rate transactions may be limited by tax considerations.

     The use of interest rate swaps and other interest rate transactions is a highly specialized activity which involves investment techniques and risks different from those associated with ordinary portfolio securities transactions. If Mentor Perpetual is incorrect in its forecasts of market values, interest rates, or other applicable factors, the investment performance of the Portfolio would be less favorable than it would have been if this investment technique were not used.

     INDEXED SECURITIES. The Portfolio may invest in indexed securities, the values of which are linked to currencies, interest rates, commodities, indices, or other financial indicators. Investment in indexed securities involves certain risks. In addition to the credit risk of the securities issuer and normal risks of price changes in response to changes in interest rates, the principal amount of indexed securities may decrease as a result of changes in the value of the reference instruments. Also, in the case of certain indexed securities where the interest rate is linked to a reference instrument, the interest rate may be reduced to zero and any further declines in the value of the security may then reduce the principal amount payable on maturity. Further, indexed securities may be more volatile than the reference instruments underlying indexed securities.

     PORTFOLIO TURNOVER. The length of time the Portfolio has held a particular security is not generally a consideration in investment decisions. A change in the securities held by the Portfolio is known as "portfolio turnover." As a result of the Portfolio's investment policies, under certain market conditions its portfolio turnover rate may be higher than that of other mutual funds. Portfolio turnover generally involves some expense to the Portfolio, including brokerage commissions or dealer mark-ups and other transaction costs on the sale of securities and reinvestment in other securities. Such transactions may result in realization of taxable gains. The portfolio turnover rate for the High Yield Portfolio is not expected to exceed 200% for its first current fiscal year. The Portfolio turnover rate for the Perpetual Global Emerging Companies Portfolio is not expected to exceed [ ]% for its first fiscal year.



                         VALUING THE PORTFOLIO'S SHARES

     The Portfolio calculates the net asset value of a share of each class by dividing the total value of its assets, less liabilities, by the number of its shares outstanding. Shares are valued as of the close of regular trading on the New York Stock Exchange each day the Exchange is open. Portfolio securities for which market quotations are readily available are stated at market value. Short-term investments that will mature in 60 days or less are stated at amortized cost, which approximates market value. All other securities and assets are valued at their fair values. The net asset value for Class A shares will generally differ from that of Class B shares due to the variance in daily net income realized by and dividends paid on each class of shares, and any differences in the expenses of the different classes.


     Securities quoted in foreign currencies are translated into U.S. dollars at the current exchange rates or at such other rates as may be used in accordance with procedures approved by the Trustees. As a result, fluctuations in the values of such currencies in relation to the U.S. dollar will affect the net asset value of the Portfolio's shares even though there has not been any change in the values of such securities as quoted in such foreign currencies.


                              PURCHASE OF SHARES

     Mentor Distributors, LLC ("Mentor Distributors"), located at 3435 Stelzer Road, Columbus, Ohio 43219, serves as distributor of the Portfolios' shares. Mentor Distributors is not obligated to sell any specific amount of shares of the Portfolio. Mentor Distributors is a wholly owned subsidiary of BISYS Fund Services, Inc.

     Y Shares of the Portfolio are sold at a price based on their net asset value next determined after a purchase order is received by the Portfolio. In most cases, in order to receive that day's public offering price, your order must be received by the Portfolio or Mentor Distributors before the close of regular trading on the New York Stock Exchange.

     An investor may make an initial purchase of shares in the Portfolio by submitting completed application materials along with a purchase order, and by making payment c/o Mentor Funds to Boston Financial Data Services, Inc. at 2 Heritage Drive, North Quincy, MA 02171. Investors will be required to make minimum initial investments of $500,000 and minimum subsequent investments of $25,000. Investments made through advisory accounts maintained with investment advisers registered under the Investment Advisers Act of 1940, as amended (including "wrap" accounts), are not subject to these minimum investment requirements. Contact Mentor Services Company, Inc. ("Mentor Services Company") for information. The Portfolios reserve the right at any time to change the initial and subsequent investment minimums required of investors.

     Shares of the Portfolio may be purchased by (i) paying cash, (ii) exchanging securities acceptable to the Portfolio's investment adviser, or
(iii) a combination of such securities and cash. Purchase of shares of a Portfolio in exchange for securities is subject in each case to the determination by the Portfolio's investment adviser that the securities to be exchanged are acceptable for purchase by the Portfolio. Securities accepted by a Portfolio's investment adviser in exchange for Portfolio shares will be valued in the same manner as the Portfolio's assets as of the time of the next determination of net asset value after such acceptance. All dividends and subscription or other rights which are reflected in the market price of accepted securities at the time of valuation become the property of the Portfolio and must be delivered to the Portfolio upon receipt by the investor from the issuer. A gain or loss for federal income tax purposes would be realized upon the exchange by an investor that is subject to federal income taxation, depending upon the investor's basis in the securities tendered. A shareholder who wishes to purchase shares by exchanging securities should obtain instruction by calling Mentor Services Company at 1-800-869-6042.

     Mentor Distributors, the investment adviser, or affiliates thereof, at their own expenses and out of their own assets (or in conjunction with other entities), may also periodically sponsor programs that offer additional compensation in connection with sales of shares of the Portfolios. Compensation may include, but is not limited to, financial assistance to dealers in connection with conferences, sales, or training programs for their employees, seminars for the public, advertising or sales campaigns, or other dealer-sponsered special events. In some instances, this compensation may be made available only to certain dealers whose representatives have sold or are expected to sell significant amounts of shares. Dealers may not use sales of Mentor Funds' shares to qualify for this compensation to the extent such may be prohibited by the laws of any state or any self-regulatory agency, such as the National Association of Securities Dealers, Inc. Certain dealers may not sell all classes of shares.

     In all cases the investment adviser and Mentor Distributors reserve the right to reject any particular investment.


                             REDEMPTION OF SHARES

     A shareholder may redeem all or any portion of its shares in the Portfolio any day the New York Stock Exchange is open by sending a signed letter of instruction and stock power form, along with any certificates that represent shares the shareholder wants to sell, to Mentor Funds, c/o Boston Financial Data Services, Inc., 2 Heritage Drive, North Quincy, MA 02171. Redemptions will be effected at the net asset value per share next determined after the receipt by the Portfolio of redemption instructions in "good order" as described below. In order to receive that day's net asset value, your request must be received before the close of regular trading on the New York Stock Exchange. The Portfolio will only redeem shares for which it has received payment. A check for the proceeds will normally be mailed on the next business day after a request in good order is received.

     A redemption request will be considered to have been made in "good order" if the following conditions are satisfied:

   (1) the request is in writing, states the number of shares to be redeemed, and identifies the shareholder's Portfolio account number;

   (2) the request is signed by each registered owner exactly as the shares are registered; and

   (3) if the shares to be redeemed were issued in certificate form, the certificates are endorsed for transfer (or are accompanied by an endorsed stock power) and accompany the redemption request.

     If shares to be redeemed represent an investment made by check, the Trust reserves the right not to transmit the redemption proceeds to the shareholder until the check has been collected, which may take up to 15 days after the purchase date.

     The Portfolio reserves the right to require signature guarantees. A guarantor of a signature must be an eligible guarantor institution, which term includes most banks and trust companies, savings associations, credit unions, and securities brokers or dealers. The purpose of a signature guarantee is to protect shareholders against the possibility of fraud. Mentor Services Company usually requires additional documentation for the sale of shares by a corporation, partnership, agent, fiduciary, or surviving joint owner. Contact Mentor Services Company at 1-800-869-6042 for details.

     Mentor Services Company may facilitate any redemption request. There is no extra charge for this service.

     GENERAL. The Portfolio generally sends you payment for your shares the business day after your request is received. Under unusual circumstances, the Portfolio may suspend redemptions, or postpone payment for more than seven days, as permitted by federal securities law.

     The Portfolios reserve the right, if conditions exist which make cash payments undesirable, to honor any request for redemption by making payment in whole or in part in securities valued in the same way as they would be valued for purposes of computing the Portfolios' per share net asset value. If payment is made in securities, a shareholder may incur brokerage expenses in converting those securities into cash.


                            HOW TO EXCHANGE SHARES

     Except as otherwise described below, you can exchange your Y Shares in the Portfolio worth at least $500,000 for shares of the same class of any other Portfolio of the Trust, at net asset value beginning 15 days after purchase. You may also exchange Y Shares of a Portfolio for shares of Cash Resource U.S. Government Money Market Fund (the "Cash Fund").

     To exchange your shares, simply provide a letter of intent and send it to the Trust, c/o Boston Financial Data Services, Inc., 2 Heritage Drive, North Quincy, Massachusetts 02171. For federal income tax purposes, an exchange is treated as a sale of shares and generally results in a capital gain or loss. A Telephone Exchange Privilege is currently available. The Telephone Exchange Privilege is not available if you were issued certificates for shares which remain outstanding. Ask you investment dealer or Mentor Services Company for a prospectus relating to the Cash Fund. Shares of certain of the Portfolios may not be available to residents of all states.

     The exchange privilege is not intended as a vehicle for short-term trading. Excessive exchange activity may interfere with portfolio management and have an adverse effect on all shareholders. In order to limit excessive exchange activity and in other circumstances where Mentor Advisors or the Trustees believe doing so would be in the best interests of a Portfolio, the Trust reserves the right to revise or terminate the exchange privilege, limit the amount or number of exchanges, or reject any exchange. Shareholders would be notified of any such action to the extent required by law. Consult Mentor Services Company before requesting an exchange by calling 1-800-869-6042. See the Statement of Additional Information to find out more about the exchange privilege.

                           HOW DISTRIBUTIONS ARE MADE


     Dividends, if any, are declared and paid annually. The Portfolio will distribute its net capital gain, if any, at least annually. All dividends and distributions of net capital gain will be invested in additional Class Y shares of the Portfolio unless a shareholder requests in writing to receive the dividend or distribution in cash.



                                     TAXES

     The Portfolio intends to qualify as a "regulated investment company" for federal income tax purposes and to meet all other requirements that are necessary for it to be relieved of federal taxes on income and gains it distributes to shareholders. The Portfolio will distribute substantially all of its net investment income and capital gain net income on a current basis.

     All Portfolio distributions, other than exempt-interest dividends, will be taxable to you as ordinary income, except that any distributions of net capital gain will be taxed as long-term capital gain, regardless of how long you have held the shares (although the loss on a sale of shares held for six months or less will be treated as long-term capital loss to the extent of any capital gain distribution received with respect to those shares). Portfolio distributions will be taxable to you even if they are paid from income or gains earned by the Portfolio prior to your investment (and thus were included in the price paid for your shares). Distributions will be taxable as described above whether received in cash or in shares through the reinvestment of distributions. Early in each year Mentor Funds will notify you of the amount and tax status of distributions paid to you by the Portfolio for the preceding year. In buying or selling securities for the Portfolio, Mentor Advisors and Mentor Perpetual, as applicable, will not normally take into account the effect any purchase or sale of securities will have on the tax positions of the Portfolio's shareholders.


     PERPETUAL GLOBAL EMERGING COMPANIES PORTFOLIO ONLY. Shareholders of the Portfolio who are U.S. citizens or residents may be able to claim a foreign tax credit or deduction on their U.S. income tax returns with respect to foreign taxes paid by the Portfolio. If, at the end of the fiscal year of the Portfolio, more than 50% of the Portfolio's total assets are represented by stock or securities of foreign corporations, the Portfolio intends to make an election permitted by the Internal Revenue Code to treat any eligible foreign taxes it paid as paid by its shareholders. In that case, shareholders who are U.S. citizens, U.S. corporations, and, in some cases, U.S. residents, will be required to include in U.S. taxable income their pro rata share of such taxes, but may then be entitled to claim a foreign tax credit or deduction (but not both) for their share of such taxes.


     The foregoing is a summary of certain federal income tax consequences of investing in the Portfolio. Dividends, distributions, and redemption proceeds also may be subject to foreign, state, and local taxes. Shareholders are urged to consult their tax advisers regarding specific questions as to federal, foreign, state, or local taxes. Non-U.S. investors should consult their tax advisers concerning the tax consequences of ownership of shares of the Portfolio, including the possibility that distributions may be subject to a 30% United States withholding tax (or a reduced rate of withholding provided by treaty).

                                   MANAGEMENT

     The Trustees of Mentor Funds are responsible for generally overseeing the conduct of its business. MENTOR PERPETUAL ADVISORS, LLC is the investment adviser to the Portfolio. The investment adviser is located at 901 East Byrd Street, Richmond, Virginia.

     All investment decisions made for the Portfolio by Mentor Perpetual are made by investment management teams.


     Mentor has over $14 billion in assets under management and is a wholly owned subsidiary of Mentor Investment Group, LLC ("Mentor Investment Group") and its affiliates. Mentor Investment Group is a subsidiary of Wheat First Butcher Singer, Inc., which is in turn a wholly owned subsidiary of First Union Corp. ("First Union"). First Union is a leading financial services company with approximately $234 billion in assets and $17 billion in total stockholders' equity as of September 30, 1998. EVEREN Capital Corporation has a 20% ownership in Mentor Investment Group and may acquire additional ownership based principally on the amount of Mentor's revenues derived from assets attributable to clients of EVEREN Securities, Inc. and its affiliates.


     Mentor Perpetual, an investment advisory firm organized in 1995, is owned equally by Perpetual plc, a diversified financial services holding company, and Mentor Advisors. The Perpetual organization currently serves as investment adviser for assets of more than $14 billion. Its clients include 28 unit and investment trusts and other public investment pools including private individuals, charities, pension plans, and life assurance companies.

     Mentor Advisors and Mentor Perpetual together serve as investment adviser to 27 separate investment portfolios in the Mentor Family of Funds, including that offered by this Prospectus. For a prospectus relating to certain of these other investment portfolios, and for information concerning your eligibility to purchase shares of those portfolios, contact Mentor Services Company.


     The Portfolio pays management fees to Mentor Perpetual at the annual rates described above under "Expense Summary -- Annual Portfolio Operating Expenses". [The advisory fees paid by the Portfolio are higher than those paid by many other mutual funds.] Mentor Perpetual may from time to time voluntarily waive some or all of its investment advisory fees and may terminate any such voluntary waiver at any time in its sole discretion [?].

     ADMINISTRATIVE SERVICES. Mentor Investment Group, LLC, located at 901 East Byrd Street, Richmond, Virginia 23219, provides each Portfolio with certain administrative personnel and services necessary to operate each Portfolio, such as bookkeeping and accounting services. Mentor Investment Group provides these services to each of the Portfolios at an annual rate of 0.10% of the Portfolio's average daily net assets.



                              GENERAL INFORMATION

     Mentor Funds is a Massachusetts business trust organized on January 20, 1992. A copy of the Declaration of Trust, which is governed by Massachusetts law, is on file with the Secretary of State of The Commonwealth of Massachusetts.

     The Trust is an open-end series management investment company with an unlimited number of authorized shares of beneficial interest. Shares of the Trust may, without shareholder approval, be divided into two or more series of shares representing separate investment portfolios. Any such series of shares may be further divided without shareholder approval into two or more classes of shares having such preferences and special or relative rights and privileges as the Trustees determine. The Trust's shares are currently divided into twelve series with varying investment objectives and policies. Certain of the Trust's Portfolios offer more than one class of shares with different sales charges and expenses.


     The Portfolio currently offers three classes of shares: Class A and Class B shares, which are offered by this Prospectus; and Class Y (Institutional) shares, which are not subject to any sales loads or shareholder servicing fees. Contact Mentor Services Company for information concerning Class A and Class B shares.


     Each share has one vote, with fractional shares voting proportionally. Shares of each class will vote together as a single class except when required by law or determined by the Trustees. Shares of the Portfolio are freely transferable, are entitled to dividends as declared by the Trustees, and, if the Portfolio was liquidated, would receive the net assets of the Portfolio. The Trust may suspend the sale of shares at any time and may refuse any order to purchase shares. Although neither the Portfolio nor the Trust is required to hold annual meetings of shareholders, shareholders have the right to call a meeting to elect or remove Trustees, or to take other actions as provided in the Declaration of Trust.

     The Portfolio receives services from a number of providers which rely on the smooth functioning of their respective systems and the systems of others to perform those services. It is generally recognized that certain systems in use today may not perform their intended functions adequately after the Year 1999 because of the inability of the software to distinguish the Year 2000 from the Year 1900. Mentor Advisors and Mentor Perpetual is taking steps that they believe are reasonably designed to address this potential "Year 2000" problem and to obtain satisfactory assurances that comparable steps are being taken by the Portfolio's other major service providers. There can be no assurance, however, that these steps will be sufficient to avoid any adverse impact on the Portfolio from this problem.

     In the interest of economy and convenience, the Portfolio will not issue certificates for its shares except at the shareholder's request.

     Investors Fiduciary Trust Company, 127 West 10th Street, Kansas City, Missouri 64105, serves as the Portfolio's custodian. State Street Bank and Trust Company, c/o Boston Financial Data Services, Inc., 2 Heritage Drive, North Quincy, Massachusetts 02171, serves as the Portfolio's transfer and dividend agent.


                            PERFORMANCE INFORMATION


     Yield and total return data may from time to time be included in advertisements about Class Y shares of the Portfolio. The Portfolio's "yield" is calculated by dividing the Portfolio's annualized net investment income per Y share of the class in question during a recent 30-day period by the maximum public offering price per Y share of that class on the last day of that period. "Total return" of the Portfolio's Y shares for the one-, five-, and ten-year periods (or for the life of the Class,if shorter) through the most recent calendar quarter represents the average annual compounded rate of return on an investment of $1,000 in the Portfolio's Y shares over the period. Total return may also be presented for other periods or based on investment at reduced sales charge levels or at net asset value. Investment performance of different classes of shares of the Portfolio will differ. Any quotation of investment performance not reflecting a CDSC or maximum front-end sales charge would be reduced if the CDSC or front-end sales charges were reflected. Quotations of yield or total return for a period when an expense limitation was in effect will be greater than if the limitation had not been in effect. A Portfolio's performance may be compared to various indices. See the Statement of Additional Information for more information. Information may be presented in advertisements about a Portfolio describing the background and professional experience of Mentor Perpetual's or any of its personnel.


     ALL DATA ARE BASED ON THE PORTFOLIO'S PAST INVESTMENT RESULTS AND DO NOT PREDICT FUTURE PERFORMANCE. Investment performance, which will vary, is based on many factors, including market conditions, the composition of the Portfolio's investments, the Portfolio's operating expenses, and which class of shares you purchase. Investment performance also often reflects the risks associated with the Portfolio's investment objective and policies. These factors should be considered when comparing the Portfolio's investment results to those of other mutual funds and other investment vehicles.

     As permitted by applicable law, performance information for the Portfolio whose investment adviser or sub-adviser has changed may be presented only for periods after the change was effected.

                                                                        APPENDIX


MOODY'S INVESTORS SERVICE, INC., BOND RATINGS

     Aaa -- Bonds which are rated Aaa are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as "gilt edged." Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.

     Aa -- Bonds which are rated Aa are judged to be of high quality by all standards. Together with the Aaa group, they comprise what are generally known as high-grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in Aaa securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present which make the long-term risks appear somewhat larger than in Aaa securities.

     A -- Bonds which are rated A possess many favorable investment attributes and are to be considered as upper medium-grade obligations. Factors giving security to principal and interest are considered adequate, but elements may be present which suggest a susceptibility to impairment sometime in the future.

     Baa -- Bonds which are rated Baa are considered as medium-grade obligations, (I.E., they are neither highly protected nor poorly secured). Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well.

     Ba -- Bonds which are Ba are judged to have speculative elements; their future cannot be considered as well assured. Often the protection of interest and principal payments may be very moderate and thereby not well safeguarded during both good and bad times over the future. Uncertainty of position characterizes bonds in this class.

     B -- Bonds which are rated B generally lack characteristics of the desirable investment. Assurance of interest and principal payments or of maintenance of other terms of the contract over any long period of time may be small.

     Caa -- Bonds which are rated Caa are of poor standing. Such issues may be in default or there may be present elements of danger with respect to principle or interest.

     Ca -- Bonds which are rated Ca represent obligations which are speculative in a high degree. Such issues are often in default or have other marked shortcomings.

     C -- Bonds which are rated C are the lowest rated class of bonds, and issues so rated can be regarded as having extremely poor prospects of ever attaining any real investment standing.


STANDARD AND POOR'S RATINGS SERVICE, INC., BOND RATINGS

     AAA -- An obligation rated AAA has the highest rating assigned by Standard & Poor's. The obligor's capacity to meet its financial commitment on the obligation is extremely strong.

     AA -- An obligation rated AA differs from the highest-rated obligations only in small degree. The obligor's capacity to meet its financial commitment on the obligation is very strong.

     A -- An obligation rated A is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than obligations in higher-rated categories. However, the obligor's capacity to meet its financial commitment on the obligation is still strong.

     BBB -- An obligation rated BBB exhibits adequate protection parameters. However, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity of the obligor to meet its financial commitment on the obligation.

     Obligations rated BB, B, CCC, CC and C are regarded as having significant speculative characteristics. BB indicates the lowest degree of speculation and C the highest. While such obligations will likely have some quality and protective characteristics, these are outweighed by large uncertainties or major exposures to adverse conditions.

     BB -- An obligation rated BB is less vulnerable to nonpayment than other speculative issues. However, it faces major ongoing uncertainties or exposure to adverse business, financial, or economic conditions which could lead to the obligor's inadequate capacity to meet its financial commitment on the obligation.

     B -- An obligation rated B is more vulnerable to nonpayment than obligations rated BB, but the obligor currently has the capacity to meet its financial commitment on the obligations. Adverse business, financial, or economic conditions will likely impair the obligor's capacity or willingness to meet its financial commitment on the obligation.

     CCC -- An obligation rated CCC is currently vulnerable to nonpayment, and is dependent upon favorable business, financial, and economic conditions for the obligor to meet its financial commitment on the obligation. In the event of adverse business, financial, or economic conditions, the obligor is not likely to have the capacity to meet its financial commitment on the obligation.

     CC -- An obligation rated CC is currently highly vulnerable to nonpayment.

     C -- The C rating may be used to cover a situation where a bankruptcy petition has been filed, or similar action has been taken, but payments on this obligation are being continued.

     D -- An obligation rated D is in payment default. The D rating category is used when interest payments or principal payments are not made on the date due even if the applicable grace period has not expired, unless Standard & Poor's believes that such payments will be made during such grace period. The D rating also will be used upon the filing of a bankruptcy petition, or the taking of a similar action if payments on an obligation are jeopardized.


MOODY'S NOTE RATINGS

     MIG1/VMIG1 -- This designation denotes best quality. There is present strong protection by established cash flows, superior liquidity support or demonstrated broadbased access to the market for refinancing.

     MIG2/VMIG2 -- This designation denotes high quality. Margins of protection are ample although not so large as in the preceding group.

STANDARD AND POOR'S NOTE RATINGS

     SP-1 -- Strong capacity to pay principal and interest. Issues determined to possess overwhelming safety characteristics are given a plus sign (+) designation.

     SP-2 -- Satisfactory capacity to pay principal and interest.

     SP-3 -- Speculative capacity to pay principal and interest.


MOODY'S INVESTORS SERVICE, INC., COMMERCIAL PAPER RATINGS

     Issuers rated Prime-1 (or supporting institutions) have a superior ability for repayment of senior short-term debt obligations. Prime-1 repayment ability will often be evidenced by the following characteristics:

        --   Leading market positions in well established industries.
        --   High rates of return on funds employed.
        --   Conservative capitalization structure with moderate reliance on debt and ample asset protection.
        --   Broad margins in earnings coverage of fixed financial charges and high internal cash generation.
        --   Well established access to a range of financial markets and assured sources of alternate liquidity.

     Issuers rated Prime-2 (or supporting institutions) have a strong ability for repayment of senior short-term debt obligations. This will normally be evidenced by many of the characteristics cited above to a lesser degree. Earnings trends and coverage ratios, while sound, may be more subject to variation. Capitalization characteristics, while still appropriate, may be more affected by external conditions. Ample alternate liquidity is maintained.


STANDARD AND POOR'S COMMERCIAL PAPER RATINGS

     A-1 -- This highest category indicates that the degree of safety regarding timely payment is strong. Those issues determined to possess extremely strong safety characteristics are denoted with a plus sign (+) designation.

     A-2 -- Capacity for timely payment on issues with this designation is satisfactory. However, the relative degree of saety is not as high as for issues designated "A-1".

     A-3 -- Issues carrying this designation have adequate capacity for timely payment. They are, however, more vulnerable to the adverse effects of changes in circumstances than obligations carrying the higher designations.

                      (This Page Intentionally Left Blank)

                     (This Page Intentionally Left Blank)

       NO PERSON HAS BEEN AUTHORIZED TO GIVE ANY INFORMATION OR TO MAKE ANY REPRESENTATIONS OTHER THAN THOSE CONTAINED IN THIS PROSPECTUS AND IN THE PORTFOLIO'S OFFICIAL SALES LITERATURE IN CONNECTION WITH THE OFFER OF THE PORTFOLIO'S SHARES, AND, IF GIVEN OR MADE, SUCH OTHER INFORMATION OR REPRESENTATIONS MUST NOT BE RELIED UPON AS HAVING BEEN AUTHORIZED BY THE PORTFOLIO. THIS PROSPECTUS DOES NOT CONSTITUTE AN OFFER IN ANY STATE IN WHICH, OR TO ANY PERSON TO WHOM, SUCH OFFERING MAY NOT LAWFULLY BE MADE. THIS PROSPECTUS OMITS CERTAIN INFORMATION CONTAINED IN THE REGISTRATION STATEMENT, TO WHICH REFERENCE IS MADE, FILED WITH THE SECURITIES AND EXCHANGE COMMISSION. ITEMS WHICH ARE THUS OMITTED, INCLUDING CONTRACTS AND OTHER DOCUMENTS REFERRED TO OR SUMMARIZED HEREIN, MAY BE OBTAINED FROM THE COMMISSION UPON PAYMENT OF THE PRESCRIBED FEES.

       ADDITIONAL INFORMATION CONCERNING THE SECURITIES OFFERED HEREBY AND THE PORTFOLIO IS TO BE FOUND IN THE REGISTRATION STATEMENT, INCLUDING VARIOUS EXHIBITS THERETO AND FINANCIAL STATEMENTS INCLUDED OR INCORPORATED THEREIN, WHICH MAY BE INSPECTED AT THE OFFICE OF THE COMMISSION.









                            MENTOR INVESTMENT GROUP
                              901 East Byrd Street
                               Richmond, VA 23219
                                 (800) 869-6042



                         1999 MENTOR DISTRIBUTORS, LLC

               SECURITIES: NOT FDIC-INSURED/NOT BANK-GUARANTEED
                                 MAY LOSE VALUE

MK 609


                                  MENTOR FUNDS


                  MENTOR PERPETUAL GLOBAL EMERGING COMPANIES
                                   PORTFOLIO






                           -------------------------
                                   PROSPECTUS
                           -------------------------

                                   Y SHARES






                                 April   , 1999




                                 [MENTOR LOGO]

       NO PERSON HAS BEEN AUTHORIZED TO GIVE ANY INFORMATION OR TO MAKE ANY REPRESENTATIONS OTHER THAN THOSE CONTAINED IN THIS PROSPECTUS AND IN THE PORTFOLIO'S OFFICIAL SALES LITERATURE IN CONNECTION WITH THE OFFER OF THE PORTFOLIO'S SHARES, AND, IF GIVEN OR MADE, SUCH OTHER INFORMATION OR REPRESENTATIONS MUST NOT BE RELIED UPON AS HAVING BEEN AUTHORIZED BY THE PORTFOLIO. THIS PROSPECTUS DOES NOT CONSTITUTE AN OFFER IN ANY STATE IN WHICH, OR TO ANY PERSON TO WHOM, SUCH OFFERING MAY NOT LAWFULLY BE MADE. THIS PROSPECTUS OMITS CERTAIN INFORMATION CONTAINED IN THE REGISTRATION STATEMENT, TO WHICH REFERENCE IS MADE, FILED WITH THE SECURITIES AND EXCHANGE COMMISSION. ITEMS WHICH ARE THUS OMITTED, INCLUDING CONTRACTS AND OTHER DOCUMENTS REFERRED TO OR SUMMARIZED HEREIN, MAY BE OBTAINED FROM THE COMMISSION UPON PAYMENT OF THE PRESCRIBED FEES.

       ADDITIONAL INFORMATION CONCERNING THE SECURITIES OFFERED HEREBY AND THE PORTFOLIO IS TO BE FOUND IN THE REGISTRATION STATEMENT, INCLUDING VARIOUS EXHIBITS THERETO AND FINANCIAL STATEMENTS INCLUDED OR INCORPORATED THEREIN, WHICH MAY BE INSPECTED AT THE OFFICE OF THE COMMISSION.









                            MENTOR INVESTMENT GROUP
                              901 East Byrd Street
                               Richmond, VA 23219
                                 (800) 869-6042



                         1999 MENTOR DISTRIBUTORS, LLC

               SECURITIES: NOT FDIC-INSURED/NOT BANK-GUARANTEED
                                 MAY LOSE VALUE

MK 609

                                 [MENTOR LOGO]




                                  MENTOR FUNDS

                   MENTOR PERPETUAL GLOBAL EMERGING COMPANIES

                                   PORTFOLIO




                           -------------------------
                                   PROSPECTUS
                           -------------------------

                                   Y SHARES








                                 April   , 1999



                                 [EVEREN LOGO]

P R O S P E C T U S                                             April , 1999
(Class A and B Shares)



                          Mentor High Yield Portfolio


     Mentor High Yield Portfolio seeks high total return by investing primarily in fixed income securities that Mentor Investment Advisors, LLC believes have the potential for high current income, capital appreciation, or both. The Portfolio is a series of shares of Mentor Funds.

     The Portfolio invests primarily in lower-rated bonds, commonly known as "junk bonds." Investments of this type are subject to a greater risk of loss of principal and non-payment of interest. Investors should carefully assess the risks associated with an investment in the Portfolio. The Portfolio may also trade securities for short-term profits. For a description of these strategies and the related risks, see "Investment objectives and policies" in this Prospectus. The Portfolio may use "leverage" -- that is, it may borrow money to purchase additional portfolio securities, which involves special risks. See "Other Investment Practices and Risk Factors."


     This Prospectus sets forth concisely the information about the Portfolio that a prospective investor should know before investing. Please read this Prospectus carefully and retain it for future reference. YOU CAN FIND MORE
DETAILED INFORMATION IN THE APRIL   , 1999 STATEMENT OF ADDITIONAL INFORMATION,
AS AMENDED FROM TIME TO TIME. FOR A FREE COPY OF THE STATEMENT OR FOR OTHER INFORMATION, PLEASE CALL MENTOR SERVICES COMPANY, INC. AT 1-800-869-6042. The Statement has been filed with the Securities and Exchange Commission and is incorporated into this Prospectus by reference. The address of Mentor Funds is P.O. Box 1357, Richmond, Virginia 23218-1357.




                               ----------------
                            Mentor Distributors, LLC
                                  Distributor



THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION NOR HAS THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION PASSED UPON THE
                   ACCURACY OR ADEQUACY OF THIS PROSPECTUS.
           ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

                               TABLE OF CONTENTS




                                                          PAGE
                                                         -----
Expense Summary ......................................     3
Investment Objectives and Policies ...................     5
Other Investment Practices and Risk Factors ..........     6
Valuing the Portfolio's Shares .......................    14
Sales Arrangements ...................................    14
How To Buy Shares ....................................    15
Distribution Plans (Class B Shares) ..................    20
How To Sell Shares ...................................    20
How To Exchange Shares ...............................    22
How Distributions Are Made ...........................    22
Taxes ................................................    22
Management ...........................................    23
Other Services .......................................    23
General Information ..................................    24
Performance Information ..............................    25
APPENDIX .............................................    27

                                EXPENSE SUMMARY


     Expenses are one of several factors to consider when investing in the Portfolio. Expenses shown reflect the expenses the Portfolio expects to incur in respect of its Class A and B shares during its first fiscal year. The Examples show the cumulative expenses attributable to a hypothetical $1,000 investment in the Class A and Class B shares of the Portfolio over specified periods.




                                                                                  CLASS A      CLASS B
                                                                                   SHARES     SHARES(1)
                                                                                 ---------   ----------
SHAREHOLDER TRANSACTION EXPENSES
Maximum Sales Charge Imposed on Purchases
 (as a percentage of offering price) .........................................   4.75%          None
Maximum Sales Charge Imposed on Reinvested Dividends .........................   None           None
Exchange Fee .................................................................   None           None
Contingent Deferred Sales Charge (as a percentage of the lower of the original purchase price or redemption proceeds of shares redeemed)
  Class A Shares: ............................................................   None(2)




   Class B Shares(3)(4): .........   4.0% in the first year, declining to 1.0% in the sixth
                                      year, and eliminated thereafter


----------
(1) Long-term Class B shareholders may pay more than the economic equivalent of the maximum front-end sales charge permitted by the rules of the National Association of Securities Dealers, Inc.

(2) A contingent deferred sales charge ("CDSC") of 1.00% is assessed on Class A shares that are purchased without an initial sales charge as part of an investment of over $1 million that are redeemed within one year of purchase.

(3) The amount redeemed is computed as the lesser of the current net asset value of the shares redeemed, and the original purchase price of the shares. See "How to Buy Shares."

(4) Shares purchased as part of asset-allocation plans pursuant to the BL Purchase Program are subject to a CDSC of 1.00% if the shares are redeemed within one year of purchase. See "How to Buy Shares -- the BL Purchase Program."

ANNUAL PORTFOLIO OPERATING EXPENSES
(as a percentage of average net assets)




                                                   HIGH
                                                  YIELD
                                               -----------
CLASS A SHARES
Investment Advisory Fee ....................       0.35%
12b-1 Fees .................................       None
Other Expenses
 Shareholder Service Plan Fees .............       0.25%
 Other Expenses ............................       0.35%
Total Other Expenses .......................       0.60%
Total Portfolio Operating Expenses .........       0.95%
CLASS B SHARES
Investment Advisory Fee ....................       0.35%
12b-1 Fees .................................       0.50%
Other Expenses
 Shareholder Service Plan Fees .............       0.25%
 Other Expenses ............................       0.35%
Total Other Expenses .......................       0.60%
Total Portfolio Operating Expenses .........       1.45%


----------

* Other Expenses are estimated based on the expenses the Portfolio expects to incur during its first full year of operations.



EXAMPLES

     You would pay the following expenses on a $1,000 investment, assuming 5% annual return and no redemption at the end of each period:



                               CLASS A     CLASS B
                              ---------   --------
  1 year ..................   $57         $15
  3 years .................   $76         $46


     You would pay the following expenses on a $1,000 investment, assuming 5% annual return and redemption at the end of each period:



                               CLASS A     CLASS B
                              ---------   --------
  1 year ..................   $57         $55
  3 years .................   $76         $76



     THIS INFORMATION IS PROVIDED TO HELP INVESTORS UNDERSTAND THE EXPENSES OF INVESTING IN THE PORTFOLIO AND AN INVESTOR'S SHARE OF THE ESTIMATED OPERATING EXPENSES OF THE PORTFOLIO. THE EXAMPLES SHOULD NOT BE CONSIDERED A REPRESENTATION OF FUTURE PERFORMANCE; ACTUAL EXPENSES MAY VARY.

                       INVESTMENT OBJECTIVES AND POLICIES

     The Portfolio's investment objective is to seek high total return. It seeks its objective by investing primarily in fixed income securities that Mentor Investment Advisors LLC, ("Mentor Advisors"), the Portfolio's investment adviser, believes have the potential for high current income, capital appreciation, or both. The Portfolio is not intended to be a complete investment program, and there is no assurance it will achieve its objective. The Portfolio is a diversified investment company.


     The Portfolio may invest in both lower-rated and higher-rated fixed-income securities, including debt securities, convertible securities, and preferred stocks that are consistent with its primary investment objective of high current income. The Portfolio's remaining assets may be held in cash or money market instruments, or invested in common stocks and other equity securities. The Portfolio may at times hold a substantial portion of its assets in mortgage-backed and other asset-backed securities.

     The Portfolio may invest in certain securities because they offer high current income. The Portfolio may invest in other securities because Mentor Advisors expects them to appreciate in value as a result of declines in long-term interest rates or of favorable developments affecting the business or prospects of the issuer which may improve the issuer's financial condition and credit rating.

     The Portfolio may invest in securities of any maturity. Mentor Advisors will adjust the expected average life of the investments held in the Portfolio from time to time, depending on its assessment of relative yields and risks of securities of different maturities and its expectations of future changes in interest rates. At times when the expected average life of the investments held by the Portfolio is longer, the values of the securities held by the Portfolio will generally change more in response to changes in interest rates than at times when the expected average life is shorter.


     The Portfolio will normally invest at least 65% of its assets in securities rated Baa or lower by Moody's or BBB or lower by Standard & Poor's and in unrated securities determined by Mentor Advisors to be of comparable quality. The Portfolio will normally invest a substantial portion of its assets in securities rated below Baa by Moody's or BBB by Standard & Poor's and in unrated securities determined by Mentor Advisors to be of comparable quality. Securities rated below Baa by Moody's or BBB by Standard & Poor's are considered to be predominantly speculative with respect to capacity to pay interest and repay principal in accordance with the terms of the obligations. Securities in the lowest rating categories may have extremely poor prospects of attaining any real investment standing and may be in default. The rating services' descriptions of securities in the lower rating categories, including their speculative characteristics, are set forth in the Appendix to this Prospectus. See "Other Investment Practices and Risk Factors -- lower-rated securities," below.


     The Portfolio may at times invest up to 10% of its assets in securities rated in the lowest grades (Ca or C in the case of Moody's and CC, C, or D in the case of Standard & Poor's) or in unrated securities determined by Mentor Advisors to be of comparable quality, if Mentor Advisors believes that there are prospects for an upgrade in a security's rating or a favorable conversion of a security into other securities. The Portfolio might also invest in such securities if Mentor Advisors were to believe that, upon completion of any contemplated exchange offer or reorganization involving a security or its issuer, the Portfolio would receive securities or other assets offering significant opportunities for capital appreciation or future high rates of current income.

     Securities ratings are based largely on the issuer's historical financial condition and the rating agencies' investment analysis at the time of rating. Consequently, the rating assigned to any particular security is not necessarily a reflection of the issuer's current financial condition, which may be better or worse than the rating would indicate.

     At times, Mentor Advisors may judge that conditions in the securities markets make pursuing the Portfolio's basic investment strategy inconsistent with the best interests of its shareholders. At such times Mentor Advisors may temporarily use alternative strategies, primarily designed to reduce fluctuations in the value of the Portfolio's assets. In implementing these "defensive" strategies, the Portfolio may invest without limitation in money market instruments and in U.S. Government or agency obligations, or invest in any other fixed-income security Mentor Advisors considers consistent with such defensive strategies. It is impossible to predict when, or for how long, the Portfolio will use such alternative strategies.

     The Portfolio will not invest more than 15% of its net assets (determined at the time of investment) in securities determined to be illiquid. Certain securities that are restricted as to resale may nonetheless be resold by the Portfolio in accordance with Rule 144A under the Securities Act of 1933, as amended. Such securities may be determined by Mentor Advisors to be liquid for purposes of compliance with the limitation on the Portfolio's investment in illiquid securities. There can, however, be no assurance that the Portfolio will be able to sell such securities at any time when Mentor Advisors deems it advisable to do so or at prices prevailing for comparable securities that are more widely held.


                  OTHER INVESTMENT PRACTICES AND RISK FACTORS


     The Portfolio may engage in the other investment practices described below. See the Statement of Additional Information for a more detailed description of these practices and certain risks they may involve.

     LOWER-RATED SECURITIES. INVESTORS SHOULD CAREFULLY CONSIDER THEIR ABILITY TO ASSUME THE RISKS OF OWNING SHARES OF A MUTUAL FUND THAT INVESTS IN LOWER-RATED SECURITIES (SOMETIMES REFERRED TO AS "JUNK BONDS") BEFORE MAKING AN INVESTMENT IN THE PORTFOLIO. The lower ratings of lower-rated securities held by the Portfolio reflect a greater possibility that adverse changes in the financial condition of the issuer, or in general economic conditions, or both, or an unanticipated rise in interest rates, may impair the ability of the issuer to make payments of interest and principal. The inability (or perceived inability) of issuers to make timely payment of interest and principal would likely make the values of securities held by the Portfolio more volatile and could limit the Portfolio's ability to sell its securities at prices approximating the values the Portfolio had placed on such securities. It is possible that legislation may be adopted in the future limiting the ability of certain financial institutions to purchase lower-rated securities; such legislation may adversely affect the liquidity of such securities. In the absence of a liquid trading market for securities held by it, the Portfolio may be unable at times to establish the fair market value of such securities. The rating assigned to a security by Moody's or Standard & Poor's does not reflect an assessment of the volatility of the security's market value or of the liquidity of an investment in the security. For more information about the rating services' descriptions of lower-rated securities, see the Appendix to this Prospectus.

     Like those of other fixed-income securities, the values of lower-rated securities fluctuate in response to changes in interest rates. Thus, a decrease in interest rates will generally result in an increase in the value of the

Portfolio's assets. Conversely, during periods of rising interest rates, the value of the Portfolio's assets will generally decline. In addition, the values of such securities are also affected by changes in general economic conditions and business conditions affecting the specific industries of their issuers. Changes by recognized rating services in their ratings of any fixed-income security and in the ability of an issuer to make payments of interest and principal may also affect the values of these investments. Changes in the values of portfolio securities generally will not affect cash income derived from such securities, but will affect the Portfolio's net asset value. The Portfolio will not necessarily dispose of a security when its rating is reduced below its rating at the time of purchase, although Mentor Advisors will monitor the investment to determine whether continued investment in the security will assist in meeting the Portfolio's investment objectives.

     Issuers of lower-rated securities are often highly leveraged, so that their ability to service their debt obligations during an economic downturn or during sustained periods of rising interest rates may be impaired. In addition, such issuers may not have more traditional methods of financing available to them, and may be unable to repay debt at maturity by refinancing. The risk of loss due to default in payment of interest or principal by such issuers is significantly greater because such securities frequently are unsecured and subordinated to the prior payment of senior indebtedness. Certain of the lower-rated securities in which the Portfolio may invest are issued to raise funds in connection with the acquisition of a company, in so-called "leveraged buy-out" transactions. The highly leveraged capital structure of such issuers may make them especially vulnerable to adverse changes in economic conditions.

     The Portfolio may invest in lower-rated securities which trade infrequently or in more limited volume than higher-rated securities (including illiquid securities), or which are restricted as to resale. In addition, a substantial portion of the Portfolio's assets may at times be invested in securities as to which the Portfolio, by itself or together with other accounts managed by Mentor Advisors and its affiliates hold a major portion or all of such securities, which may limit the liquidity of such securities. The Portfolio could find it difficult or impossible to sell illiquid securities when Mentor Advisors believes it advisable to do so or may be able to sell such securities only at prices lower than if such securities were more widely held. In many cases, such securities may be purchased in private placements and, accordingly, will be subject to restrictions on resale as a matter of contract or under securities laws. Under such circumstances, it may also be more difficult to determine the fair value of such securities for purposes of computing the Portfolio's net asset value. In order to enforce its rights in the event of a default under securities in cases where the Portfolio holds a major portion or all of the outstanding issue, the Portfolio may be required to take possession of and manage assets securing the issuer's obligations on such securities, which may increase the Portfolio's operating expenses and adversely affect the Portfolio's net asset value. The Portfolio may also be limited in its ability to enforce its rights and may incur greater costs in enforcing its rights in the event an issuer becomes the subject of bankruptcy proceedings.

     The Portfolio may at times invest in so-called "payment-in-kind" bonds. Payment-in-kind bonds allow the issuer, at its option, to make current interest payments on the bonds either in cash or in additional bonds. Payment-in-kind bonds allow an issuer to avoid the need to generate cash to meet current interest payments. Accordingly, such bonds may involve greater credit risks than bonds that pay interest currently. Even though such bonds do not pay current interest in cash, the Portfolio is nonetheless required for Federal income tax purposes to accrue interest income on such investments and to distribute such amounts at least annually to shareholders. Thus, the Portfolio could be required at times to liquidate other investments in order to satisfy this distribution requirement.

     Certain securities held by the Portfolio may permit the issuer at its option to "call," or redeem, its securities. If an issuer were to redeem securities held by the Portfolio during a time of declining interest rates, the Portfolio may not be able to reinvest the proceeds in securities providing the same investment return as the securities redeemed.

     Mentor Advisors seeks to minimize the risks involved in investing in lower-rated securities through diversification and careful investment analysis. When the Portfolio invests in high yield securities in the lower rating categories, achievement of the Portfolio's goals depends more on its adviser's investment analysis than would be the case if the Portfolio were investing in securities in the higher rating categories.

     MORTGAGE-BACKED SECURITIES; OTHER ASSET-BACKED SECURITIES. The Portfolio may invest in mortgage-backed certificates and other securities representing ownership interests in mortgage pools, including CMOs. Interest and principal payments on the mortgages underlying mortgage-backed securities are passed through to the holders of the mortgage-backed securities. Mortgage-backed securities currently offer yields higher than those available from many other types of fixed-income securities but because of their prepayment aspects, their price volatility and yield characteristics will change based on changes in prepayment rates. As a result, mortgage-backed securities are less effective than other securities as a means of "locking in" long-term interest rates. Generally, prepayment rates increase if interest rates fall and decrease if interest rates rise. For many types of mortgage-backed securities, this can result in unfavorable changes in price and yield characteristics in response to changes in interest rates and other market conditions. For example, as a result of their prepayment aspects, mortgage-backed securities have less potential for capital appreciation during periods of declining interest rates than other fixed-income securities of comparable maturities, although such obligations may have a comparable risk of decline in market value during periods of rising interest rates.


     Mortgage-backed securities have yield and maturity characteristics that are dependent upon the mortgages underlying them. Thus, unlike traditional debt securities, which may pay a fixed rate of interest until maturity when the entire principal amount comes due, payments on these securities may include both interest and a partial payment of principal. In addition to scheduled loan amortization, payments of principal may result from the voluntary prepayment, refinancing, or foreclosure of the underlying mortgage loans. Such prepayments may significantly shorten the effective durations of mortgage-backed securities, especially during periods of declining interest rates. Similarly, during periods of rising interest rates, a reduction in the rate of prepayments may significantly lengthen the effective durations of such securities.


     The Portfolio may invest in stripped mortgage-backed securities. Stripped mortgage-backed securities are usually structured with two classes that receive different portions of the interest and principal distributions on a pool of mortgage assets. The Portfolio may invest in both the interest-only -- or "IO" -- class and the principal-only -- or "PO" -- class. The yield to maturity and price of an IO class is extremely sensitive to the rate of principal payments (including prepayments) on the related underlying mortgage assets, and a rapid rate of principal payments may have a material adverse effect on the Portfolio's net asset value. This would typically be the case in an environment of falling interest rates. If the underlying mortgage assets experience greater than anticipated prepayments of principal, the Portfolio may under some circumstances fail to fully recoup its initial investment in these securities. Conversely, POs tend to increase in value if prepayments are greater than anticipated and decline if prepayments are slower than anticipated. The secondary market for stripped mortgage-backed securities may be more volatile and less liquid than that for other mortgage-backed securities, potentially limiting the Portfolio's ability to buy or sell those securities at any particular time.

     Certain mortgage-backed securities held by the Portfolio may permit the issuer at its option to "call," or redeem, its securities. If an issuer were to redeem securities held by the Portfolio during a time of declining interest rates, the Portfolio may not be able to reinvest the proceeds in securities providing the same investment return as the securities redeemed.


     The Portfolio may invest in securities representing interests in other types of financial assets, such as automobile-finance receivables or credit-card receivables. Such securities may or may not be secured by the receivables themselves or may be unsecured obligations of their issuers. The ability of an issuer of asset-backed securities to enforce its security interest in the underlying assets may be limited. For example, the laws of certain states may prevent or restrict repossession of collateral from a debtor.

     The Portfolio may also invest in other types of mortgage-related securities, including any securities that directly or indirectly represent a participation in, or are secured by and payable from, mortgage loans or real property, including collateralized mortgage obligation "residual" interests. "Residual" interests represent the right to any excess cash flow remaining after all other payments are made among the various tranches of interests issued by structured mortgage-backed vehicles. The values of such interests are extremely sensitive to changes in interest rates and in prepayment rates on the underlying mortgages. In the event of a significant change in interest rates or other market conditions, the value of an investment by the Portfolio in such interests could be substantially reduced and the Portfolio may be unable to dispose of the interests at prices approximating the values the Portfolio had previously assigned to them or to recoup its initial investment in the interests. The Portfolio may invest in new types of mortgage-related securities that may be developed and marketed from time to time. If the Portfolio was to invest in such newly developed securities, shareholders would, where appropriate, be notified and this Prospectus would be revised accordingly.


     Mortgage-backed securities and other asset-backed securities are "derivative" securities and present certain special risks. The Portfolio may invest in a wide variety of such securities, including mortgage-backed and other asset-backed securities that will pay principal or interest only under certain circumstances, or in amounts that may increase or decrease substantially depending on changes in interest rates or other market factors. Such securities may experience extreme price volatility in response to changes in interest rates or other market factors; this may be especially true in the case of securities where the amounts of principal or interest paid, or the timing of such payments, varies widely depending on prevailing interest rates.

     Mentor Advisors may not be able to obtain current market quotations for certain mortgage-backed or asset-backed securities at all times, or to obtain market quotations believed by it to reflect the values of such securities accurately. In such cases, the Portfolio's investment adviser or sub-adviser may be required to estimate the value of such a security using quotations provided by pricing services or securities dealers making a market in such securities, or based on other comparable securities or other bench-mark securities or interest rates. Mortgage-backed and other asset-backed securities in which the Portfolio may invest may be highly illiquid, and the Portfolio may not be able to sell such a security at a particular time or at the value it has placed on that security.

     In calculating the value and duration of mortgage-backed or other asset-backed securities, Mentor Advisors will be required to estimate the extent to which the values of the securities are likely to change in response to changes in interest rates or other market conditions, and the rate at which prepayments on the underlying mortgages or other assets are likely to occur under different scenarios. There can be no assurance that the Portfolio's investment adviser will be able to predict the amount of principal or interest to be paid on any security under different interest rate or market conditions or that its predictions will be accurate, nor can there be any assurance that the Portfolio will recover the entire amount of the principal paid by it to purchase any such securities.


     ZERO-COUPON BONDS. The Portfolio may at times invest in so-called "zero-coupon" bonds. Zero-coupon bonds are issued at a significant discount from face value and pay interest only at maturity rather than at intervals during the life of the security. Because zero-coupon bonds do not pay current interest, their value is subject to greater fluctuation in response to changes in market interest rates than bonds that pay interest currently. Zero-coupon bonds allow an issuer to avoid the need to generate cash to meet current interest payments. Accordingly, such bonds may involve greater credit risks than bonds that pay interest currently. Even though such bonds do not pay current interest in cash, the Portfolio is nonetheless required for federal income tax purposes to accrue interest income on such investments and to distribute such amounts at least annually to shareholders. Thus, the Portfolio could be required at times to liquidate other investments in order to satisfy this distribution requirement.

     PREMIUM SECURITIES. The Portfolio may at times invest in securities bearing coupon rates higher than prevailing market rates. Such "premium" securities are typically purchased at prices greater than the principal amount payable on maturity. Although the Portfolio generally amortizes the amount of any such premium into income, the Portfolio may recognize a capital loss if such premium securities are called or sold prior to maturity and the call or sale price is less than the purchase price. Additionally, the Portfolio may recognize a capital loss if it holds such securities to maturity.

     OPTIONS AND FUTURES. The Portfolio may buy and sell call and put options on securities it owns to hedge against changes in net asset value or to realize a greater current return. In addition, through the purchase and sale of futures contracts and related options, the Portfolio may at times seek to hedge against fluctuations in net asset value and, to the extent consistent with applicable law, to increase its investment return. In addition, the Portfolio may buy and sell options and futures contracts (including index futures contracts, described below) to implement changes in its asset allocations among various market sectors, pending the sale of its existing investments and reinvestment in new securities.

     The Portfolio's ability to engage in options and futures strategies will depend on the availability of liquid markets in such instruments. It is impossible to predict the amount of trading interest that may exist in various types of options or futures contracts. Therefore, there is no assurance that the Portfolio will be able to utilize these instruments effectively for the purposes stated above. Although the Portfolio will only engage in options and futures transactions for limited purposes, those transactions involve certain risks which are described below and in the Statement of Additional Information.


     Transactions in options and futures contracts involve brokerage costs and may require the Portfolio to segregate assets to cover its outstanding positions. For more information, see the Statement of Additional Information.

     INDEX FUTURES AND OPTIONS. The Portfolio may buy and sell index futures contracts ("index futures") and options on index futures and indices for hedging purposes (or may purchase warrants whose value is based on the value from time to time of one or more foreign securities indices). An "index futures" contract is a contract to buy or sell units of a particular bond or stock index at an agreed price on a specified future date. Depending on the change in value of the index between the time when the Portfolio enters into and terminates an index futures or option transaction, the Portfolio realizes a gain or loss. The Portfolio may also, to the extent consistent with applicable law, buy and sell index futures and options to increase investment return.

     RISKS RELATED TO OPTIONS AND FUTURE STRATEGIES. Options and futures transactions involve costs and may result in losses. Certain risks arise because of the possibility of imperfect correlations between movements in the prices of futures and options and movements in the prices of the underlying security or index or of the securities held by the Portfolio that are the subject of a hedge. The successful use by the Portfolio of the strategies described above further depends on the ability of its investment adviser or sub-adviser to forecast market movements correctly. Other risks arise from the Portfolio's potential inability to close out futures or options positions. Although the Portfolio will enter into options or futures transactions only if its investment adviser or sub-adviser believes that a liquid secondary market exists for such option or futures contract, there can be no assurance that a Portfolio will be able to effect closing transactions at any particular time or at an acceptable price. Transactions in options and futures contracts involve brokerage costs and may require the Portfolio to segregate assets to cover its outstanding positions. For more information, see the Statement of Additional Information. Federal tax considerations may also limit the Portfolio's ability to engage in options and futures transactions.

     The Portfolio's options and futures contract transactions will generally be conducted on recognized exchanges. However, a Portfolio may purchase and sell options in transactions in the over-the-counter markets. The Portfolio's ability to terminate options in the over-the-counter markets may be more limited than for exchange-traded options and may also involve the risk that securities dealers participating in such transactions would be unable to meet their obligations to the Portfolio. The Portfolio will, however, engage in over-the-counter transactions only when appropriate exchange-traded transactions are not appropriate and when, in the opinion of Mentor Advisors, the pricing mechanism and liquidity of the over-the-counter markets are satisfactory and the participants are responsible parties likely to meet their contractual obligations.

     The Portfolio will not purchase futures or options on futures or sell futures if as a result the sum of the initial margin deposits on the Portfolio's existing futures positions and premiums paid for outstanding options on futures contracts would exceed 5% of the Portfolio's assets. (For options that are "in-the-money" at the time of purchase, the amount by which the option is "in-the-money" is excluded from this calculation.)

     SECURITIES LOANS AND REPURCHASE AGREEMENTS. The Portfolio may lend portfolio securities and may enter into repurchase agreements with banks, broker/dealers, and other recognized financial institutions. The Portfolio may enter into each type of transaction on up to one-third of its assets. These transactions must be fully collateralized at all times, but involve some risk to the Portfolio if the other party should default on its obligations and the Portfolio is delayed or prevented from recovering the collateral.

     LEVERAGE. The Portfolio may borrow money to invest in additional securities. The Portfolio may engage in reverse repurchase agreements, forward commitments, and dollar-roll transactions described below and in the Statement of Additional Information, which may have the same economic effect as if the Portfolio had borrowed money.

     The use of borrowed money, known as "leverage," increases the Portfolio's market exposure and risk and may result in losses. When the Portfolio has borrowed money for leverage and its investments increase or decrease in value, its net asset value will normally increase or decrease more than if it had not borrowed money for this purpose. The interest that the Portfolio must pay on borrowed money will reduce its net investment income, and may also either offset any potential capital gains or increase any losses. The Portfolio currently intends to use leverage in order to adjust the dollar-weighted average duration of their portfolios. The Portfolio will not always borrow money for investment and the extent to which the Portfolio will borrow money, and the amount it may borrow, depends on market conditions and interest rates. Successful use of leverage depends on an investment adviser's ability to predict market movements correctly. The amount of leverage (including leverage to the extent employed by the Portfolio through "reverse repurchase agreements," "dollar-roll" transactions, and "forward commitments," described below) that can exist at any one time will not exceed one-third of the value of the Portfolio's total assets (less all liabilities of the Portfolio other than the leverage).

     REVERSE REPURCHASE AGREEMENTS; FORWARD COMMITMENTS. The Portfolio may enter into "reverse" repurchase agreements with respect to up to one-third of its assets. "Reverse" repurchase agreements generally involve the sale by the Portfolio of securities held by it and an agreement to repurchase the securities at an agreed-upon price, date, and interest payment. The Portfolio also may enter into forward commitments, in which the Portfolio buys securities for future delivery. Reverse repurchase agreements and forward commitments involve leverage, and may increase the Portfolio's overall investment exposure. Their use by the Portfolio may result in losses.

     DOLLAR-ROLL TRANSACTIONS. In order to enhance portfolio returns and manage prepayment risks, the Portfolio may engage in dollar-roll transactions with respect to mortgage-related securities issued by GNMA, FNMA, and FHLMC. In a dollar-roll transaction, the Portfolio sells a mortgage-related security to a financial institution, such as a bank or broker/dealer, and simultaneously agrees to repurchase a substantially similar (I.E., same type, coupon, and maturity) security from the institution at a later date at an agreed upon price. The mortgage-related securities that are repurchased will bear the same interest rate as those sold, but generally will be collateralized by different pools of mortgages with different prepayment histories. Dollar-roll transactions involve leverage, and may increase the Portfolio's overall investment exposure. Their use by the Portfolio may result in losses.

     FOREIGN SECURITIES. The Portfolio may invest in securities principally traded in foreign markets. Since foreign securities are normally denominated and traded in foreign currencies, the values of the Portfolio's assets may be affected favorably or unfavorably by changes in currency exchange rates and by exchange control regulations. There may be less information publicly available about a foreign company than about a U.S. company, and foreign companies are not generally subject to accounting, auditing, and financial reporting standards and practices comparable to those in the United States. The securities of some foreign companies are less liquid and at times more volatile than securities of comparable U.S. companies. Foreign brokerage commissions and other fees are also generally higher than in the United States. Foreign settlement procedures and trade regulations may involve certain risks (such as delay in payment or delivery of securities or in the recovery of the Portfolio's assets held abroad) and expenses not present in the settlement of domestic investments.

     In addition, there may be a possibility of nationalization or expropriation of assets, imposition of currency exchange controls, confiscatory taxation, political or financial instability, and diplomatic developments which could affect the value of the Portfolio's investments in certain foreign countries. Legal remedies available to investors in certain foreign countries may be more limited than those available with respect to investments in the United States or in other foreign countries. The laws of some foreign countries may limit the Portfolio's ability to invest in securities of certain issuers located in those foreign countries. Special tax considerations apply to foreign securities. The Portfolio may buy or sell foreign currencies and options and futures contracts on foreign currencies for hedging purposes in connection with its foreign investments as described more fully below.

     The Portfolio may invest in American Depository Receipts ("ADRs") and Global Depository Receipts ("GDRs"), which represent interests in foreign securities held by a bank, trust company, or other organization. Investments in ADRs and GDRs are subject to many of the same risks of investing in foreign securities generally.

     The risks described above are typically increased to the extent that the Portfolio invests in securities traded in underdeveloped and developing nations, which are sometimes referred to as "emerging markets."

     FOREIGN CURRENCY EXCHANGE TRANSACTIONS. The Portfolio may engage in foreign currency exchange transactions to protect against uncertainty in the level of future currency exchange rates. The Portfolio may engage in foreign currency exchange transactions in connection with the purchase and sale of portfolio securities ("transaction hedging") and to protect against changes in the value of specific portfolio positions ("position hedging").

     The Portfolio also may engage in transaction hedging to protect against a change in foreign currency exchange rates between the date on which the Portfolio contracts to purchase or sell a security and the settlement date, or to "lock in" the U.S. dollar equivalent of a dividend or interest payment in a foreign currency. The Portfolio may purchase or sell a foreign currency on a spot (or cash) basis at the prevailing spot rate in connection with transaction hedging.

     The Portfolio may also enter into contracts to purchase or sell foreign currencies at a future date ("forward contracts") and may purchase and sell foreign currency futures contracts, for hedging and not for speculation. A foreign currency forward contract is a negotiated agreement to exchange currency at a future time at a rate or rates that may be higher or lower than the spot rate. Foreign currency futures contracts are standardized exchange-traded contracts and have margin requirements. For transaction hedging purposes, the Portfolio may also purchase and sell call and put options on foreign currency futures contracts and on foreign currencies.

     The Portfolio may engage in position hedging to protect against a decline in value relative to the U.S. dollar of the currencies in which its portfolio securities are denominated or quoted (or an increase in value of a currency in which securities the Portfolio intends to buy are denominated). For position hedging purposes, the Portfolio may purchase or sell foreign currency futures contracts and foreign currency forward contracts, and may purchase and sell put and call options on foreign currency futures contracts and on foreign currencies. In connection with position hedging, the Portfolio may also purchase or sell foreign currencies on a spot basis.

     Although there is no limit to the amount of the Portfolio's assets that may be invested in foreign currency exchange and foreign currency forward contacts, the Portfolio will only enter into such transactions to the extent necessary to effect the hedging transactions described above.

     INTEREST RATE TRANSACTIONS. In order to attempt to protect the value of its portfolio from interest rate fluctuations and to adjust the interest-rate sensitivity of its portfolio, the Portfolio may enter into interest rate swaps and other interest rate transactions, such as interest rate caps, floors, and collars. Interest rate swaps involve the exchange by the Portfolio with another party of different types of interest-rate streams (E.G. an exchange of floating rate payments for fixed rate payments with respect to a notional amount of principal). The purchase of an interest rate cap entitles the purchaser to receive payments on a notional principal amount from the party selling the cap to the extent that a specified index exceeds a predetermined interest rate or amount. The purchase of a floor entitles the purchaser to receive payments on a notional principal amount from the party selling the floor to the extent that a specified index falls below a predetermined interest rate or amount. A collar is a combination of a cap and a floor that preserves a certain return within a predetermined range of interest rates or values. The Portfolio intends to use these interest rate transactions as a hedge and not as a speculative investment. The Portfolio's ability to engage in certain interest rate transactions may be limited by tax considerations.

     The use of interest rate swaps and other interest rate transactions is a highly specialized activity which involves investment techniques and risks different from those associated with ordinary portfolio securities transactions. If Mentor Advisors is incorrect in its forecasts of market values, interest rates, or other applicable factors, the investment performance of the Portfolio would be less favorable than it would have been if this investment technique were not used.

     PORTFOLIO TURNOVER. The length of time the Portfolio has held a particular security is not generally a consideration in investment decisions. A change in the securities held by the Portfolio is known as "portfolio turnover." As a result of the Portfolio's investment policies, under certain market conditions its portfolio turnover rate may be higher than that of other mutual funds. Portfolio turnover generally involves some expense to the Portfolio, including brokerage commissions or dealer mark-ups and other transaction costs on the sale of securities and reinvestment in other securities. Such transactions may result in realization of taxable gains. The portfolio turnover rate for the High Yield Portfolio is not expected to exceed 200% for its first current fiscal year.


                         VALUING THE PORTFOLIO'S SHARES

     The Portfolio calculates the net asset value of a share of each class by dividing the total value of its assets, less liabilities, by the number of its shares outstanding. Shares are valued as of the close of regular trading on the New York Stock Exchange each day the Exchange is open. Portfolio securities for which market quotations are readily available are stated at market value. Short-term investments that will mature in 60 days or less are stated at amortized cost, which approximates market value. All other securities and assets are valued at their fair values. The net asset value for Class A shares will generally differ from that of Class B shares due to the variance in daily net income realized by and dividends paid on each class of shares, and any differences in the expenses of the different classes.

     Securities quoted in foreign currencies are translated into U.S. dollars at the current exchange rates or at such other rates as may be used in accordance with procedures approved by the Trustees. As a result, fluctuations in the values of such currencies in relation to the U.S. dollar will affect the net asset value of the Portfolio's shares even though there has not been any change in the values of such securities as quoted in such foreign currencies.



                               SALES ARRANGEMENTS

     This Prospectus offers investors two classes of shares which bear sales charges in different forms and amounts and which bear different levels of expenses:

     CLASS A SHARES. An investor who purchases Class A shares pays a sales charge at the time of purchase. As a result, Class A shares are not subject to any charges when they are redeemed, except that sales at net asset value in excess of $1 million are subject to a contingent deferred sales charge (a "CDSC"). Certain purchases of Class A shares qualify for reduced sales charges. Class A shares currently bear no 12b-1 fees. See "How to Buy Shares -- Class A shares."

     CLASS B SHARES. Class B shares are sold without an initial sales charge, but are subject to a CDSC of up to 4% if redeemed within five or six years, depending on the Portfolio. Class B shares also bear 12b-1 fees. Class B shares provide an investor the benefit of putting all of the investor's money to work from the time the investment is made, but will have a higher expense ratio and pay lower dividends than Class A shares due to the 12b-1 fees. If you purchase shares through an asset-allocation program, you may also be eligible to purchase Class B shares through the "BL Purchase Program." See "How to Buy Shares -- Class B shares."

     WHICH ARRANGEMENT IS FOR YOU? The decision as to which class of shares provides a suitable investment for an investor depends on a number of factors, including the amount and intended length of the investment. Investors making investments that qualify for reduced sales charges might consider Class A shares. Investors who prefer not to pay an initial sales charge might consider Class B shares. Investors purchasing shares through an asset-allocation program may wish to purchase shares through the BL Purchase Program. For more information about these sales arrangements, consult your investment dealer or Mentor Services Company, Inc. ("Mentor Services Company"). Sales personnel may receive different compensation depending on which class of shares they sell. Investors may be charged a fee if they effect transactions through a broker or agent. Shares may only be exchanged for shares of the same class of another Mentor fund and for shares of Cash Resource U.S. Government Money Market Fund. See "How to Exchange Shares."


                               HOW TO BUY SHARES

     You can open a Portfolio account with as little as $1,000 and make additional investments at any time with as little at $50. Investments under IRAs and investments under qualified retirement plans are subject to a minimum initial investment of $250. The minimum initial investment may be waived for current and retired Trustees, and current and retired employees of Mentor Funds or Mentor Services Company or its affiliates. You can buy Portfolio shares BY COMPLETING THE ENCLOSED NEW ACCOUNT FORM and sending it to c/o Mentor Funds Boston Financial Data Services at 2 Heritage Drive, North Quincy MA 02171, along with a check or money order made payable to Mentor Funds; THROUGH YOUR FINANCIAL INSTITUTION, which may be an investment dealer, a bank, or another institution; OR THROUGH AUTOMATIC INVESTING. If you do not have a dealer, Mentor Services Company can refer you to one.

     AUTOMATIC INVESTMENT PLAN. Once you have made the initial minimum investment in a Portfolio, you can make regular investments of $50 or more on a monthly or quarterly basis through automatic deductions from your bank checking account. Application forms are available from your investment dealer or through Mentor Services Company.

     Shares are sold at a price based on a Portfolio's net asset value next determined after Mentor Distributors, LLC ("Mentor Distributors") receives your purchase order. In most cases, in order to receive that day's public offering price, Mentor Distributors or your investment dealer must receive your order before the close of regular trading on the New York Stock Exchange. If you buy shares through your investment dealer, the dealer must ensure that Mentor Distributors receives your order before the close of regular trading on the New York Stock Exchange for you to receive that day's public offering price.


     CLASS A SHARES. The public offering price of Class A shares is the net asset value plus a sales charge. The Portfolio receives the net asset value. The sales charge varies depending on the size of your purchase and is allocated between your investment dealer and Mentor Distributors.

               The current sales charges for the Portfolio are:





                                               SALES CHARGE
                                                   AS A         SALES CHARGE
                                              PERCENTAGE OF         AS A
                                                  PUBLIC        PERCENTAGE OF
                                                 OFFERING        NET AMOUNT        DEALER
                                                  PRICE           INVESTED       COMMISSION*
                                             ---------------   --------------   ------------
Less than $100,000........................   4.75%             4.99%            4.00%
$100,000 but less than $250,000...........   4.00%             4.17%            3.25%
$250,000 but less than $500,000...........   3.00%             3.09%            2.50%
$500,000 but less than $1 million.........   2.00%             2.04%            1.75%
$1 million or more........................      0%                0%            (see below)


----------
* At the discretion of Mentor Distributors, the entire sales charge may at times be reallowed to dealers. The Staff of the Securities and Exchange Commission has indicated that dealers who receive more than 90% of the sales charge may be considered underwriters.


     There is no initial sales charge on purchases of Class A shares of $1 million or more. However, a CDSC of 1.00% is imposed on redemptions of such shares within the first year after purchase, based on the lower of the shares' cost and current net asset value. A CDSC is also imposed on any shares purchased without a sales charge as part of a purchase of shares of $1 million or more under a purchase accumulation plan. Contact Mentor Services Company for more information.

     You may be eligible to buy Class A shares at reduced sales charges. Consult your investment dealer or Mentor Services Company for details about Quantity Discounts and Accumulated Purchases, Letters of Intent, the Reinvestment Privilege, Concurrent Purchases, and the Automatic Investment Plan. Descriptions are also included in the New Account Form or are available from Mentor Services Company. Shares may be sold at net asset value to certain categories of investors, including to shareholders of other investment companies who invest in Mentor Funds in response to certain promotional activities, and the CDSC may be waived under certain circumstances. The sales charges shown above will not apply to shares purchased by you if you purchase shares through EVEREN Securities, Inc. with the proceeds received by you within the preceding 90 days from the sale of shares of most non-Mentor investment companies and, to the extent permitted by applicable law, real estate investment trusts. No CDSC will apply to these purchases. EVEREN Securities, Inc., Mentor Distributors, Mentor Services Company, or their affiliates may compensate your investment dealer in connection with any such purchase, in an amount equal to a percentage of the purchase price of the shares. The amount of such compensation, and the portion paid by Mentor Distributors, Mentor Services Company, or their affiliates, will vary from time to time. Sales charges may similarly not apply to shares purchased through financial institutions affiliated with Mentor Investment Group or other financial institutions that have made arrangements with Mentor Distributors. Contact your financial institution or Mentor Services Company for more information. See "How to Buy Shares -- General" below.


     CLASS B SHARES. Class B shares are sold without an initial sales charge, although a CDSC will be imposed if you redeem shares within five or six years of purchase, depending on the Portfolio. The following types of shares may be redeemed without charge: (i) shares acquired by reinvestment of distributions and (ii) shares otherwise exempt from the CDSC, as described in the Example below. The amount of CDSC is determined as a percentage of the lesser of the current market value or the cost of the shares being redeemed. The amount of the CDSC will depend on the number of years since you invested in the shares being redeemed and the dollar amount being redeemed, according to the following table:




                                  CONTINGENT DEFERRED SALES
                                  CHARGE AS A PERCENTAGE OF
 YEARS SINCE PURCHASE PAYMENT         APPLICABLE AMOUNT
             MADE                         REDEEMED
------------------------------   --------------------------
              1                  4.0%
              2                  4.0%
              3                  3.0%
              4                  2.0%
              5                  1.0%
              6                  1.0%
              7+                 None



     For information on how sales charges are calculated if you exchange your shares, see "How To Exchange Shares."

     THE BL PURCHASE PROGRAM. If you purchase Class B shares through an asset-allocation program sponsored by your broker-dealer or other financial institution, you may elect to participate in the BL Purchase Program. Shares purchased through this Program are not subject to the CDSC shown above. Rather, a CDSC of 1.00% will be imposed on redemptions of such shares within the first year after purchase, based on the lower of the shares' cost and current net asset value. Your broker-dealer or other financial institution is responsible for making the election on your behalf to invest through the Program. Accordingly, if you wish to purchase shares through this Program, you should instruct your broker-dealer or financial institution to do so.


GENERAL


     The Portfolio may sell its Class A shares without a sales charge and may waive the CDSC on shares redeemed by Mentor Funds' current and retired Trustees (and their families), current and retired employees (and their families) of Mentor Services Company, each investment adviser or sub-adviser, and each of their affiliates, registered representatives and other employees (and their families) of broker-dealers having sales agreements with Mentor Distributors, employees (and their families) of financial institutions having sales agreements with Mentor Distributors (or otherwise having an arrangement with a broker-dealer or financial institution with respect to sales of Portfolio shares), financial institution trust departments investing an aggregate of $1 million or more in one or more funds in the Mentor family, clients of certain administrators of tax-qualified plans, employer-sponsored retirement plans, tax-qualified plans when proceeds from repayments of loans to participants are invested (or reinvested) in funds in the Mentor family, shares redeemed under the Portfolio's Systematic Withdrawal Plan (limited to 10% of a shareholder's account in any calendar year), and "wrap accounts" for the benefit of clients of financial planners adhering to certain standards established by Mentor Services Company or its affiliates. The Portfolio may sell shares without a sales charge or a CDSC in connection with the acquisition by the Portfolio of assets of an investment company or personal holding company. In addition, the CDSC may be waived in the case of (i) redemptions of shares held at the time a shareholder dies or becomes disabled, including the shares of a shareholder who owns the shares with his or her spouse as joint tenants with right of survivorship, provided that the redemption is requested within one year of the death or initial determination of disability; (ii) redemptions in connection with the following retirement plan distributions: (a) lump-sum or other distributions from a qualified retirement plan following retirement; (b) distributions from an IRA, Keogh Plan, or Custodial Account under Section 403(b)(7) of the Internal Revenue Code following attainment of age 59 1/2; and (c) a tax-free return of an excess contribution to an IRA; (iii) redemptions by pension or profit sharing plans sponsored by Mentor Investment Group or an affiliate; and
(iv) redemptions by pension or profit sharing plans of which Mentor Investment Group or any affiliate serves as a plan fiduciary. In addition, certain retirement plans with over 200 employees may purchase Class A shares at net asset value without a sales charge. In addition, the Portfolio may sell its Class A shares without a sales charge and may waive the CDSC on shares redeemed by shareholders investing through brokerage or similar accounts sponsored by financial institutions having agreements with Mentor Distributors or Mentor Services Company, Inc., where the shareholder pays account fees to its financial institution based on the asset value of the shareholder's account with the financial institution from time to time. The Portfolio may sell its Class A shares without a sales charge to shareholders of other mutual funds who invest in Mentor Funds in response to certain promotional activities (in which case a CDSC of 1% may apply for a period of years after the purchase). Contact Mentor Services Company. If you invest through a broker-dealer or other financial institution, your broker-dealer or other financial institution will be responsible for electing on your behalf to take advantage of any of these reduced sales charges or waivers described above. Please instruct your broker-dealer or other financial institution accordingly.


     Shareholders of other funds in the Mentor family may be entitled to exchange their shares for, or reinvest distributions from their funds in, shares of a Portfolio at net asset value.

     In determining whether a CDSC is payable in respect of the shares redeemed, a Portfolio will first redeem the shares held longest (together with any shares received upon reinvestment of distributions with respect to those shares). Any of the shares being redeemed which were acquired by reinvestment of distributions will be redeemed without a CDSC, and amounts representing capital appreciation will not be subject to a CDSC. See the Example below.

EXAMPLE:

     You have purchased 100 shares at $10 per share. The second year after your purchase, your investment's net asset value per share has increased by $2 to $12, and you have gained 10 additional shares through dividend reinvestment. If you redeem 50 of those shares (including shares purchased through reinvestment of distributions on those 100 shares) at this time, your CDSC will be calculated as follows:

     o Proceeds of 50 shares redeemed at $12 per share                      $600

     o Minus proceeds of 10 shares not subject to a CDSC because they were
       acquired through dividend reinvestment (10 x $12)                    -120

     o Minus appreciation on remaining shares, also not subject to CDSC (40
       x $2)                                                                 -80
                                                                            ----

     o Amount subject to a CDSC                                             $400

     Mentor Distributors receives the entire amount of any CDSC you pay. Consult Mentor Services Company for more information.


     If you are considering redeeming or exchanging shares of the Portfolio or transferring shares to another person shortly after purchase, you should pay for those shares with a certified check to avoid any delay in redemption, exchange, or transfer. Otherwise the Portfolio may delay payment until the purchase price of those shares has been collected or, if you redeem by telephone, until 15 calendar days after the purchase date.


     To eliminate the need for safekeeping, certificates will not be issued for your shares unless you request them.


     Because of the relatively high cost of maintaining accounts, the Portfolio reserves the right to redeem, upon not less than 60 days' notice, any Portfolio account below $500 as a result of redemptions. A shareholder may, however, avoid such a redemption by the Portfolio by increasing investment in shares of the Portfolio to a value of $500 or more during such 60-day period.

     Mentor Distributors, Mentor Advisors, or affiliates thereof, at their own expense and out of their own assets (or in conjunction with other entities), may also periodically sponsor programs that offer additional compensation in connection with sales of shares of the Portfolio. Compensation may include, but is not limited to, financial assistance to dealers in connection with conferences, sales, or training programs for their employees, seminars for the public, advertising or sales campaigns, or other dealer-sponsored special events. In some instances, this compensation may be made available only to certain dealers whose representatives have sold or are expected to sell significant amounts of shares. Dealers may not use sales of Mentor Funds' shares to qualify for this compensation to the extent such may be prohibited by the laws of any state or any self-regulatory agency, such as the National Association of Securities Dealers, Inc. Certain dealers may not sell all classes of shares.

     In all cases Mentor Advisors or the Distributor reserve the right to reject any particular investment.


     REINVESTMENT PRIVILEGE. If you redeem Class A or B shares of any Portfolio, you have a one-time right, within 60 days, to reinvest the redemption proceeds plus the amount of CDSC you paid, if any, at the next-determined net asset value. Front-end sales charges will not apply to such reinvestment. Mentor Distributors must be notified in writing by you or by your financial institution of the reinvestment for you to recover the CDSC, or to eliminate the front-end sales charge. If you redeem shares in the Portfolio, there may be tax consequences.



                      DISTRIBUTION PLANS (CLASS B SHARES)

     Mentor Distributors, LLC, located at 3435 Stelzer Road, Columbus, Ohio 43219, is the principal distributor for the Portfolios' shares. Mentor Distributors is not obligated to sell any specific amount of shares of any Portfolio. Mentor Distributors is a wholly owned subsidiary of BISYS Fund Services, Inc.


     The Portfolio has adopted a Distribution Plan under Rule 12b-1 with respect to its Class B shares (each, a "Class B Plan") providing for payments by the Portfolio to its distributor from the assets attributable to the Portfolio's Class B shares at the annual rate set out under "Expense Summary -- Annual Portfolio Operating Expenses" above. (The Trustees may reduce the amount of payments or suspend the Class B Plan for such periods as they may determine. The Portfolio's distributor also receives the proceeds of any CDSC imposed on redemptions of shares).

     Payments under the Plans are intended to compensate the Portfolio's distributor for services provided and expenses incurred by it as principal underwriter of the Portfolio's Class B shares. The Portfolio's distributor may select financial institutions (such as a broker/dealer or bank) to provide sales support services as agents for their clients or customers who beneficially own Class B shares of the Portfolios. Financial institutions will receive fees from the Portfolio's distributor based upon Class B shares owned by their clients or customers. The schedules of such fees and the basis upon which such fees will be paid will be determined from time to time by the Portfolio's distributor. The Portfolio's distributor may suspend or modify such payments to dealers. Such payments are also subject to the continuation of the relevant Class B Plan, the terms of any agreements between dealers and the Portfolio's distributor, and any applicable limits imposed by the National Association of Securities Dealers, Inc.



     Mentor Services Company, a wholly owned subsidiary of Mentor Investment Group, provides marketing-related services in respect of the Portfolio. Mentor Services Company and its affiliates will receive from Mentor Distributors substantially all amounts received or retained by Mentor Distributors in respect of the distribution of the Portfolio's shares, including any amounts paid to Mentor Distributors under the Portfolio's Class B Plans. In addition, Mentor Services Company receives from Mentor Distributors an amount equal to all CDSC's received by Mentor Distributors.



                               HOW TO SELL SHARES


     You can sell your shares in the Portfolio to that Portfolio any day the New York Stock Exchange is open, either directly to the Portfolio or through your investment dealer. The Portfolio will only redeem shares for which it has received payment.

     SELLING SHARES DIRECTLY TO THE PORTFOLIO. Send a signed letter of instruction and stock power form, along with any certificates that represent shares you want to sell, to Mentor Funds, c/o Boston Financial Data Services, Inc. ("BFDS"), 2 Heritage Drive, North Quincy, Massachusetts 02171. The price you will receive is the net asset value next calculated after your request is received in proper form less any applicable CDSC. In order to receive that day's net asset value, your request must be received before the close of regular trading on the New York Stock Exchange. If you sell shares having a net asset value of $50,000 or more or if you want your redemption proceeds payable to you at a different address or to someone else, the signatures of registered owners or their legal representatives must be guaranteed by a bank, broker-dealer, or certain other financial institutions. Contact Mentor Services Company for more information about where to obtain a signature guarantee. Stock power forms are available from your investment dealer, Mentor Services Company, and many commercial banks. Mentor Distributor usually requires additional documentation for the sale of shares by a corporation, partnership, agent, or fiduciary, or surviving joint owner. Contact Mentor Services Company for details.

     SELLING SHARES BY TELEPHONE. You may use the Telephone Redemption Privilege to redeem shares from your account unless you have notified Mentor Services Company of an address change within the preceding 15 days. Unless an investor indicates otherwise on the New Account Form, Mentor Services Company will be authorized to act upon redemption and transfer instructions received by telephone from a shareholder, or any person claiming to act as his or her representative, who can provide Mentor Services Company with his or her account registration and address as it appears on Mentor Services Company's records. Mentor Services Company will employ these and other reasonable procedures to confirm that instructions communicated by telephone are genuine; if it fails to employ reasonable procedures, Mentor Services Company may be liable for any losses due to unauthorized or fraudulent instructions. For more information, consult Mentor Services Company. During periods of unusual market changes and shareholder activity, you may experience delays in contacting Mentor Services Company by telephone in which case you may wish to submit a written redemption request, as described above, or contact your investment dealer, as described below. The Telephone Redemption Privilege may be modified or terminated without notice.

     SELLING SHARES THROUGH YOUR INVESTMENT DEALER. Your dealer must receive your request before the close of regular trading on the New York Stock Exchange to receive that day's net asset value. Your dealer will be responsible for furnishing all necessary documentation to Mentor Services Company, and may charge you for its services.


     SYSTEMATIC WITHDRAWAL PROGRAM. You may redeem Class A or B shares of the Portfolio through periodic withdrawals for a predetermined amount. Only shareholders with accounts valued at $10,000 or more are eligible to participate. Class B shares redeemed under the Systematic Withdrawal Program are not subject to a CDSC, but the aggregate withdrawals of Class B shares in any year are limited to 10% of the value of the account at the time of enrollment. Contact Mentor Services Company for more information.

     GENERAL. The Portfolio generally sends you payment for your shares the business day after your request is received. Under unusual circumstances, the Portfolio may suspend redemptions, or postpone payment for more than seven days, as permitted by federal securities law.

     The Portfolio reserves the right, if conditions exist which make cash payments undesirable, to honor any request for redemption by making payment in whole or in part in securities valued in the same way as they would be valued for purposes of computing the Portfolio's per share net asset value. If payment is made in securities, a shareholder may incur brokerage expenses in converting those securities into cash.

                            HOW TO EXCHANGE SHARES


     Except as otherwise described below, you can exchange your shares in the Portfolio worth at least $1,000 for shares of certain other portfolios in the Mentor family at net asset value beginning 15 days after purchase. You may also exchange shares of the Portfolio for shares of Cash Resource U.S. Government Money Market Fund (the "Cash Fund"). If you exchange shares subject to a CDSC, the transaction will not be subject to a CDSC. However, when you redeem the shares acquired through the exchange, the redemption may be subject to the CDSC, depending upon when you originally purchased the shares, using the schedule of the Portfolio from which your first exchange was effected. For purposes of computing the CDSC, the length of time you have owned your shares will be measured from the date of original purchase and will not be affected by any exchange.

     For information on how to exchange your shares, contact Mentor Services Company at 1-800-869-6042. For federal income tax purposes, an exchange is treated as a sale of shares and generally results in a capital gain or loss. A Telephone Exchange Privilege is currently available. Mentor Services Company's procedures for telephonic transactions are described above under "How to Sell Shares." The Telephone Exchange Privilege is not available if you were issued certificates for shares which remain outstanding. Ask your investment dealer or Mentor Services Company for a prospectus relating to the Cash Fund or the other portfolios into which you may exchange your shares.

     The exchange privilege is not intended as a vehicle for short-term trading. Excessive exchange activity may interfere with portfolio management and have an adverse effect on all shareholders. In order to limit excessive exchange activity and in other circumstances where Mentor Advisors or the Trustees believe doing so would be in the best interests of the Portfolio, the Trust reserves the right to revise or terminate the exchange privilege, limit the amount or number of exchanges, or reject any exchange. Shareholders would be notified of any such action to the extent required by law. See the Statement of Additional Information to find out more about the exchange privilege.



                           HOW DISTRIBUTIONS ARE MADE


     Dividends, if any, are declared daily and paid monthly. The Portfolio will distribute its net capital gain, if any, at least annually. All dividends and distributions of net capital gain will be invested in additional shares of the same class of the Portfolio unless a shareholder requests in writing to receive the dividend or distribution in cash.



                                     TAXES


     The Portfolio intends to qualify as a "regulated investment company" for federal income tax purposes and to meet all other requirements that are necessary for it to be relieved of federal taxes on income and gains it distributes to shareholders. The Portfolio will distribute substantially all of its net investment income and capital gain net income on a current basis.


     All Portfolio distributions, other than exempt-interest dividends, will be taxable to you as ordinary income, except that any distributions of net capital gain will be taxed as long-term capital gain, regardless of how long you have held the shares (although the loss on a sale of shares held for six months or less will be treated as long-term capital loss to the extent of any capital gain distribution received with respect to those shares). Portfolio distributions will be taxable to you even if they are paid from income or gains earned by the Portfolio prior to your investment (and thus were included in the price paid for your shares). Distributions will be taxable as described above whether received in cash or in shares through the reinvestment of distributions. Early in each year Mentor Funds will notify you of the amount and tax status of distributions paid to you by the Portfolio for the preceding year. In buying or selling securities for the Portfolio, Mentor Advisors will not normally take into account the effect any purchase or sale of securities will have on the tax positions of the Portfolio's shareholders.

     The foregoing is a summary of certain federal income tax consequences of investing in the Portfolio. Dividends, distributions, and redemption proceeds also may be subject to foreign, state, and local taxes. Shareholders are urged to consult their tax advisers regarding specific questions as to federal, foreign, state, or local taxes. Non-U.S. investors should consult their tax advisers concerning the tax consequences of ownership of shares of the Portfolio, including the possibility that distributions may be subject to a 30% United States withholding tax (or a reduced rate of withholding provided by treaty).



                                   MANAGEMENT


     The Trustees of Mentor Funds are responsible for generally overseeing the conduct of its business. MENTOR INVESTMENT ADVISORS, LLC is the investment adviser to the Portfolio. The investment adviser is located at 901 East Byrd Street, Richmond, Virginia.

     All investment decisions made for the Portfolio by Mentor Advisors are made by investment management teams.

     Mentor Advisors has over $14 billion in assets under management and is a wholly owned subsidiary of Mentor Investment Group, LLC ("Mentor Investment Group") and its affiliates. Mentor Investment Group is a subsidiary of Wheat First Butcher Singer, Inc., which is in turn a wholly owned subsidiary of First Union Corp. ("First Union"). First Union is a leading financial services company with approximately $234 billion in assets and $17 billion in total stockholders' equity as of December 31, 1998. EVEREN Capital Corporation has a 20% ownership in Mentor Investment Group and may acquire additional ownership based principally on the amount of Mentor's revenues derived from assets attributable to clients of EVEREN Securities, Inc. and its affiliates.

     Mentor Advisors and Mentor Perpetual together serve as investment adviser to 33 separate investment portfolios in the Mentor Family of Funds, including that offered by this Prospectus. For a prospectus relating to certain of these other investment portfolios, and for information concerning your eligibility to purchase shares of those portfolios, contact Mentor Services Company.

     The Portfolio pays management fees to Mentor Advisors at the annual rates described above under "Expense Summary -- Annual Portfolio Operating Expenses". Mentor Advisors may from time to time voluntarily waive some or all of its investment advisory fees and may terminate any such voluntary waiver at any time in its sole discretion [?].



                                 OTHER SERVICES

     ADMINISTRATIVE SERVICES. Mentor Investment Group, LLC, located at 901 East Byrd Street, Richmond, Virginia 23219, provides each Portfolio with certain administrative personnel and services necessary to operate each

Portfolio, such as bookkeeping and accounting services. Mentor Investment Group provides these services to each of the Portfolios at an annual rate of 0.10% of the Portfolio's average daily net assets.


     SHAREHOLDER SERVICING PLAN. Mentor Funds has adopted a Shareholder Servicing Plan (the "Service Plan") with respect to Class A and Class B shares of the Portfolio. Under the Service Plan, financial institutions will enter into shareholder service agreements with Mentor Distributors to provide administrative support services to their customers who are Portfolio shareholders. In return for providing these support services, a financial institution may receive payments at a rate not exceeding 0.25% of the average daily net assets of the Class A or Class B shares of the Portfolio. These administrative services may include, but are not limited to, the following functions: providing office space, equipment, telephone facilities, and various personnel, including clerical, supervisory, and computer personnel, as necessary or beneficial to establish and maintain shareholder accounts and records; processing purchase and redemption transactions and automatic investments of client account cash balances; answering routine client inquiries regarding the Portfolio; assisting clients in changing dividend options, account designations, and addresses; and providing such other services as the Portfolio reasonably requests.

     In addition to receiving payments under the Service Plan, financial institutions may be compensated by Mentor Advisors or by Mentor Investment Group, or affiliates thereof, for providing administrative support services to holders of Class A or Class B shares of the Portfolio. These payments will be made directly by Mentor Advisors and/or Mentor Investment Group, or their affiliates, and will not be made from the assets of any of the Portfolio.



                              GENERAL INFORMATION

     Mentor Funds is a Massachusetts business trust organized on January 20, 1992. A copy of the Declaration of Trust, which is governed by Massachusetts law, is on file with the Secretary of State of The Commonwealth of Massachusetts.


     The Trust is an open-end series management investment company with an unlimited number of authorized shares of beneficial interest. Shares of the Trust may, without shareholder approval, be divided into two or more series of shares representing separate investment portfolios. Any such series of shares may be further divided without shareholder approval into two or more classes of shares having such preferences and special or relative rights and privileges as the Trustees determine. The Trust's shares are currently divided into fourteen series with varying investment objectives and policies. Certain of the Trust's portfolios offer more than one class of shares with different sales charges and expenses.

     The Portfolio currently offers three classes of shares: Class A and Class B shares, which are offered by this Prospectus; and Class Y (Institutional) shares, which are not subject to any sales loads or shareholder servicing fees. Contact Mentor Services Company for information concerning Class Y shares and your eligibility to purchase shares of that class.

     Each share has one vote, with fractional shares voting proportionally. Shares of each class will vote together as a single class except when required by law or determined by the Trustees. Shares of the Portfolio are freely transferable, are entitled to dividends as declared by the Trustees, and, if the Portfolio was liquidated, would receive the net assets of the Portfolio. The Trust may suspend the sale of shares at any time and may refuse any order to purchase shares. Although neither the Portfolio nor the Trust is required to hold annual meetings of shareholders, shareholders have the right to call a meeting to elect or remove Trustees, or to take other actions as provided in the Declaration of Trust.


     The Portfolio receives services from a number of providers which rely on the smooth functioning of their respective systems and the systems of others to perform those services. It is generally recognized that certain systems in use today may not perform their intended functions adequately after the Year 1999 because of the inability of the software to distinguish the Year 2000 from the Year 1900. Mentor Advisors is taking steps that it believes are reasonably designed to address this potential "Year 2000" problem and to obtain satisfactory assurances that comparable steps are being taken by the Portfolio's other major service providers. There can be no assurance, however, that these steps will be sufficient to avoid any adverse impact on the Portfolio from this problem.

     In the interest of economy and convenience, the Portfolio will not issue certificates for its shares except at the shareholder's request.


     Investors Fiduciary Trust Company, 127 West 10th Street, Kansas City, Missouri 64105, serves as the Portfolio's custodian. State Street Bank and Trust Company, c/o Boston Financial Data Services, Inc., 2 Heritage Drive, North Quincy, Massachusetts 02171, serves as the Portfolio's transfer and dividend agent.


                            PERFORMANCE INFORMATION


     Yield and total return data may from time to time be included in advertisements about the Portfolio. The Portfolio's "yield" is calculated by dividing the Portfolio's annualized net investment income per share of the class in question during a recent 30-day period by the maximum public offering price per share of that class on the last day of that period. "Total return" for the one-, five-, and ten-year periods (or for the life of the Portfolio, if shorter) through the most recent calendar quarter represents the average annual compounded rate of return on an investment of $1,000 in the Portfolio at the maximum public offering price (in the case of Class A shares) and reflecting (in the case of Class B shares) the deduction of any applicable CDSC. Total return may also be presented for other periods or based on investment at reduced sales charge levels or at net asset value. Investment performance of different classes of shares of the Portfolio will differ. Any quotation of investment performance not reflecting a CDSC or maximum front-end sales charge would be reduced if the CDSC or front-end sales charges were reflected. Quotations of yield or total return for a period when an expense limitation was in effect will be greater than if the limitation had not been in effect. A Portfolio's performance may be compared to various indices. See the Statement of Additional Information for more information. Information may be presented in advertisements about a Portfolio describing the background and professional experience of the Portfolio's investment adviser, sub-adviser, or any of their personnel.

     ALL DATA ARE BASED ON THE PORTFOLIO'S PAST INVESTMENT RESULTS AND DO NOT PREDICT FUTURE PERFORMANCE. Investment performance, which will vary, is based on many factors, including market conditions, the composition of the Portfolio's investments, the Portfolio's operating expenses, and which class of shares you purchase. Investment performance also often reflects the risks associated with the Portfolio's investment objective and policies. These factors should be considered when comparing the Portfolio's investment results to those of other mutual funds and other investment vehicles.

     As permitted by applicable law, performance information for the Portfolio whose investment adviser or sub-adviser has changed may be presented only for periods after the change was effected.

                                                                        APPENDIX


MOODY'S INVESTORS SERVICE, INC., BOND RATINGS

     Aaa -- Bonds which are rated Aaa are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as "gilt edged." Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.

     Aa -- Bonds which are rated Aa are judged to be of high quality by all standards. Together with the Aaa group, they comprise what are generally known as high-grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in Aaa securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present which make the long-term risks appear somewhat larger than in Aaa securities.

     A -- Bonds which are rated A possess many favorable investment attributes and are to be considered as upper medium-grade obligations. Factors giving security to principal and interest are considered adequate, but elements may be present which suggest a susceptibility to impairment sometime in the future.

     Baa -- Bonds which are rated Baa are considered as medium-grade obligations, (I.E., they are neither highly protected nor poorly secured). Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well.

     Ba -- Bonds which are Ba are judged to have speculative elements; their future cannot be considered as well assured. Often the protection of interest and principal payments may be very moderate and thereby not well safeguarded during both good and bad times over the future. Uncertainty of position characterizes bonds in this class.

     B -- Bonds which are rated B generally lack characteristics of the desirable investment. Assurance of interest and principal payments or of maintenance of other terms of the contract over any long period of time may be small.

     Caa -- Bonds which are rated Caa are of poor standing. Such issues may be in default or there may be present elements of danger with respect to principle or interest.

     Ca -- Bonds which are rated Ca represent obligations which are speculative in a high degree. Such issues are often in default or have other marked shortcomings.

     C -- Bonds which are rated C are the lowest rated class of bonds, and issues so rated can be regarded as having extremely poor prospects of ever attaining any real investment standing.


STANDARD AND POOR'S RATINGS SERVICE, INC., BOND RATINGS

     AAA -- An obligation rated AAA has the highest rating assigned by Standard & Poor's. The obligor's capacity to meet its financial commitment on the obligation is extremely strong.

     AA -- An obligation rated AA differs from the highest-rated obligations only in small degree. The obligor's capacity to meet its financial commitment on the obligation is very strong.

     A -- An obligation rated A is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than obligations in higher-rated categories. However, the obligor's capacity to meet its financial commitment on the obligation is still strong.

     BBB -- An obligation rated BBB exhibits adequate protection parameters. However, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity of the obligor to meet its financial commitment on the obligation.

     Obligations rated BB, B, CCC, CC and C are regarded as having significant speculative characteristics. BB indicates the lowest degree of speculation and C the highest. While such obligations will likely have some quality and protective characteristics, these are outweighed by large uncertainties or major exposures to adverse conditions.

     BB -- An obligation rated BB is less vulnerable to nonpayment than other speculative issues. However, it faces major ongoing uncertainties or exposure to adverse business, financial, or economic conditions which could lead to the obligor's inadequate capacity to meet its financial commitment on the obligation.

     B -- An obligation rated B is more vulnerable to nonpayment than obligations rated BB, but the obligor currently has the capacity to meet its financial commitment on the obligations. Adverse business, financial, or economic conditions will likely impair the obligor's capacity or willingness to meet its financial commitment on the obligation.

     CCC -- An obligation rated CCC is currently vulnerable to nonpayment, and is dependent upon favorable business, financial, and economic conditions for the obligor to meet its financial commitment on the obligation. In the event of adverse business, financial, or economic conditions, the obligor is not likely to have the capacity to meet its financial commitment on the obligation.

     CC -- An obligation rated CC is currently highly vulnerable to nonpayment.

     C -- The C rating may be used to cover a situation where a bankruptcy petition has been filed, or similar action has been taken, but payments on this obligation are being continued.

     D -- An obligation rated D is in payment default. The D rating category is used when interest payments or principal payments are not made on the date due even if the applicable grace period has not expired, unless Standard & Poor's believes that such payments will be made during such grace period. The D rating also will be used upon the filing of a bankruptcy petition, or the taking of a similar action if payments on an obligation are jeopardized.


MOODY'S NOTE RATINGS

     MIG1/VMIG1 -- This designation denotes best quality. There is present strong protection by established cash flows, superior liquidity support or demonstrated broadbased access to the market for refinancing.

     MIG2/VMIG2 -- This designation denotes high quality. Margins of protection are ample although not so large as in the preceding group.

STANDARD AND POOR'S NOTE RATINGS

     SP-1 -- Strong capacity to pay principal and interest. Issues determined to possess overwhelming safety characteristics are given a plus sign (+) designation.

     SP-2 -- Satisfactory capacity to pay principal and interest.

     SP-3 -- Speculative capacity to pay principal and interest.


MOODY'S INVESTORS SERVICE, INC., COMMERCIAL PAPER RATINGS

     Issuers rated Prime-1 (or supporting institutions) have a superior ability for repayment of senior short-term debt obligations. Prime-1 repayment ability will often be evidenced by the following characteristics:

        --   Leading market positions in well established industries.
        --   High rates of return on funds employed.
        --   Conservative capitalization structure with moderate reliance on debt and ample asset protection.
        --   Broad margins in earnings coverage of fixed financial charges and high internal cash generation.
        --   Well established access to a range of financial markets and assured sources of alternate liquidity.

     Issuers rated Prime-2 (or supporting institutions) have a strong ability for repayment of senior short-term debt obligations. This will normally be evidenced by many of the characteristics cited above to a lesser degree. Earnings trends and coverage ratios, while sound, may be more subject to variation. Capitalization characteristics, while still appropriate, may be more affected by external conditions. Ample alternate liquidity is maintained.


STANDARD AND POOR'S COMMERCIAL PAPER RATINGS

     A-1 -- This highest category indicates that the degree of safety regarding timely payment is strong. Those issues determined to possess extremely strong safety characteristics are denoted with a plus sign (+) designation.

     A-2 -- Capacity for timely payment on issues with this designation is satisfactory. However, the relative degree of saety is not as high as for issues designated "A-1".

     A-3 -- Issues carrying this designation have adequate capacity for timely payment. They are, however, more vulnerable to the adverse effects of changes in circumstances than obligations carrying the higher designations.

                      (This Page Intentionally Left Blank)

                     (This Page Intentionally Left Blank)

       NO PERSON HAS BEEN AUTHORIZED TO GIVE ANY INFORMATION OR TO MAKE ANY REPRESENTATIONS OTHER THAN THOSE CONTAINED IN THIS PROSPECTUS AND IN THE PORTFOLIO'S OFFICIAL SALES LITERATURE IN CONNECTION WITH THE OFFER OF THE PORTFOLIO'S SHARES, AND, IF GIVEN OR MADE, SUCH OTHER INFORMATION OR REPRESENTATIONS MUST NOT BE RELIED UPON AS HAVING BEEN AUTHORIZED BY THE PORTFOLIO. THIS PROSPECTUS DOES NOT CONSTITUTE AN OFFER IN ANY STATE IN WHICH, OR TO ANY PERSON TO WHOM, SUCH OFFERING MAY NOT LAWFULLY BE MADE. THIS PROSPECTUS OMITS CERTAIN INFORMATION CONTAINED IN THE REGISTRATION STATEMENT, TO WHICH REFERENCE IS MADE, FILED WITH THE SECURITIES AND EXCHANGE COMMISSION. ITEMS WHICH ARE THUS OMITTED, INCLUDING CONTRACTS AND OTHER DOCUMENTS REFERRED TO OR SUMMARIZED HEREIN, MAY BE OBTAINED FROM THE COMMISSION UPON PAYMENT OF THE PRESCRIBED FEES.

       ADDITIONAL INFORMATION CONCERNING THE SECURITIES OFFERED HEREBY AND THE PORTFOLIO IS TO BE FOUND IN THE REGISTRATION STATEMENT, INCLUDING VARIOUS EXHIBITS THERETO AND FINANCIAL STATEMENTS INCLUDED OR INCORPORATED THEREIN, WHICH MAY BE INSPECTED AT THE OFFICE OF THE COMMISSION.









                            MENTOR INVESTMENT GROUP
                              901 East Byrd Street
                               Richmond, VA 23219
                                 (800) 869-6042



                         1999 MENTOR DISTRIBUTORS, LLC

               SECURITIES: NOT FDIC-INSURED/NOT BANK-GUARANTEED
                                 MAY LOSE VALUE

MK 609

                                  MENTOR FUNDS


                          MENTOR HIGH YIELD PORTFOLIO




                           -------------------------
                                   PROSPECTUS
                           -------------------------

                                 April   , 1999




                                 [MENTOR LOGO]

       NO PERSON HAS BEEN AUTHORIZED TO GIVE ANY INFORMATION OR TO MAKE ANY REPRESENTATIONS OTHER THAN THOSE CONTAINED IN THIS PROSPECTUS AND IN THE PORTFOLIO'S OFFICIAL SALES LITERATURE IN CONNECTION WITH THE OFFER OF THE PORTFOLIO'S SHARES, AND, IF GIVEN OR MADE, SUCH OTHER INFORMATION OR REPRESENTATIONS MUST NOT BE RELIED UPON AS HAVING BEEN AUTHORIZED BY THE PORTFOLIO. THIS PROSPECTUS DOES NOT CONSTITUTE AN OFFER IN ANY STATE IN WHICH, OR TO ANY PERSON TO WHOM, SUCH OFFERING MAY NOT LAWFULLY BE MADE. THIS PROSPECTUS OMITS CERTAIN INFORMATION CONTAINED IN THE REGISTRATION STATEMENT, TO WHICH REFERENCE IS MADE, FILED WITH THE SECURITIES AND EXCHANGE COMMISSION. ITEMS WHICH ARE THUS OMITTED, INCLUDING CONTRACTS AND OTHER DOCUMENTS REFERRED TO OR SUMMARIZED HEREIN, MAY BE OBTAINED FROM THE COMMISSION UPON PAYMENT OF THE PRESCRIBED FEES.

       ADDITIONAL INFORMATION CONCERNING THE SECURITIES OFFERED HEREBY AND THE PORTFOLIO IS TO BE FOUND IN THE REGISTRATION STATEMENT, INCLUDING VARIOUS EXHIBITS THERETO AND FINANCIAL STATEMENTS INCLUDED OR INCORPORATED THEREIN, WHICH MAY BE INSPECTED AT THE OFFICE OF THE COMMISSION.









                            MENTOR INVESTMENT GROUP
                              901 East Byrd Street
                               Richmond, VA 23219
                                 (800) 869-6042



                         1999 MENTOR DISTRIBUTORS, LLC

               SECURITIES: NOT FDIC-INSURED/NOT BANK-GUARANTEED
                                 MAY LOSE VALUE

MK 609

                                 [MENTOR LOGO]




                                  MENTOR FUNDS
                          MENTOR HIGH YIELD PORTFOLIO




                           -------------------------
                                   PROSPECTUS
                           -------------------------

                                 April   , 1999




                                 [EVEREN LOGO]

P R O S P E C T U S                                             April , 1999
Y (Institutional) Shares




                          Mentor High Yield Portfolio



     Mentor High Yield Portfolio seeks high total return by investing primarily in fixed income securities that Mentor Investment Advisors, LLC believes have the potential for high current income, capital appreciation, or both. The Portfolio is a series of shares of Mentor Funds.


     The Portfolio invests primarily in lower-rated bonds, commonly known as "junk bonds." Investments of this type are subject to a greater risk of loss of principal and non-payment of interest. Investors should carefully assess the risks associated with an investment in the Portfolio. The Portfolio may also trade securities for short-term profits. For a description of these strategies and the related risks, see "Investment objectives and policies" in this Prospectus. The Portfolio may use "leverage" -- that is, it may borrow money to purchase additional portfolio securities, which involves special risks. See "Other Investment Practices and Risk Factors."



     This Prospectus sets forth concisely the information about the Portfolio that a prospective investor should know before investing. Please read this Prospectus carefully and retain it for future reference. YOU CAN FIND MORE
DETAILED INFORMATION IN THE APRIL   , 1999 STATEMENT OF ADDITIONAL INFORMATION,
AS AMENDED FROM TIME TO TIME. FOR A FREE COPY OF THE STATEMENT OR FOR OTHER INFORMATION, PLEASE CALL MENTOR SERVICES COMPANY, INC. AT 1-800-869-6042. The Statement has been filed with the Securities and Exchange Commission and is incorporated into this Prospectus by reference. The address of Mentor Funds is P.O. Box 1357, Richmond, Virginia 23218-1357.




                               ----------------
                            Mentor Distributors, LLC
                                  Distributor



THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION NOR HAS THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION PASSED UPON THE
                   ACCURACY OR ADEQUACY OF THIS PROSPECTUS.
           ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

                               TABLE OF CONTENTS




                                                          PAGE
                                                         -----
Expense Summary ......................................     3
Investment Objectives and Policies ...................     4
Other Investment Practices and Risk Factors ..........     5
Valuing the Portfolio's Shares .......................    13
Purchase of Shares ...................................    13
Redemption of Shares .................................    14
How To Exchange Shares ...............................    15
How Distributions Are Made ...........................    16
Taxes ................................................    16
Management ...........................................    16
General Information ..................................    17
Performance Information ..............................    18
APPENDIX .............................................    20

                                EXPENSE SUMMARY


     Expenses are one of several factors to consider when investing in the Portfolio. Expenses shown reflect the expenses the Portfolio expects to incur in respect of its Class Y shares during its first fiscal year. The Examples show the cumulative expenses attributable to a hypothetical $1,000 investment in Class Y shares of the Portfolio over specified periods.



SHAREHOLDER TRANSACTION EXPENSES
Maximum Sales Charge Imposed on Purchases
 (as a percentage of offering price) .........................    None
Maximum Sales Charge Imposed on Reinvested Dividends .........    None
Exchange Fee .................................................    None
Contingent Deferred Sales Charge .............................    None


ANNUAL PORTFOLIO OPERATING EXPENSES
(as a percentage of average net assets)



Investment Advisory Fee ....................       0.35%
12b-1 Fees .................................      None
Other Expenses
 Shareholder Service Plan Fees .............      None
 Other Expenses ............................       0.35%
Total Other Expenses .......................       0.35%
Total Portfolio Operating Expenses .........       0.70%


----------
* Other Expenses are estimated based on the expenses the Portfolio expects to incur during its first full year of operations.

     [Mentor Investment Advisors, LLC has agreed to limit its Management Fees from the Portfolio.]


EXAMPLES

     You would pay the following expenses on a $1,000 investment, assuming 5% annual return and no redemption at the end of each period:



  1 year ....................   $42
  3 years ...................   $56



     THIS INFORMATION IS PROVIDED TO HELP INVESTORS UNDERSTAND THE EXPENSES OF INVESTING IN THE PORTFOLIO AND AN INVESTOR'S SHARE OF THE ESTIMATED OPERATING EXPENSES OF THE PORTFOLIO. THE EXAMPLES SHOULD NOT BE CONSIDERED A REPRESENTATION OF FUTURE PERFORMANCE; ACTUAL EXPENSES MAY VARY.

                       INVESTMENT OBJECTIVES AND POLICIES

     The Portfolio's investment objective is to seek high total return. It seeks its objective by investing primarily in fixed income securities that Mentor Investment Advisors LLC, ("Mentor Advisors"), the Portfolio's investment adviser, believes have the potential for high current income, capital appreciation, or both. The Portfolio is not intended to be a complete investment program, and there is no assurance it will achieve its objective. The Portfolio is a diversified investment company.

     The Portfolio may invest in both lower-rated and higher-rated fixed-income securities, including debt securities, convertible securities, and preferred stocks that are consistent with its primary investment objective of high current income. The Portfolio's remaining assets may be held in cash or money market instruments, or invested in common stocks and other equity securities. The Portfolio may at times hold a substantial portion of its assets in mortgage-backed and other asset-backed securities.

     The Portfolio may invest in certain securities because they offer high current income. The Portfolio may invest in other securities because Mentor Advisors expects them to appreciate in value as a result of declines in long-term interest rates or of favorable developments affecting the business or prospects of the issuer which may improve the issuer's financial condition and credit rating.

     The Portfolio may invest in securities of any maturity. Mentor Advisors will adjust the expected average life of the investments held in the Portfolio from time to time, depending on its assessment of relative yields and risks of securities of different maturities and its expectations of future changes in interest rates. At times when the expected average life of the investments held by the Portfolio is longer, the values of the securities held by the Portfolio will generally change more in response to changes in interest rates than at times when the expected average life is shorter.

     The Portfolio will normally invest at least 65% of its assets in securities rated Baa or lower by Moody's or BBB or lower by Standard & Poor's and in unrated securities determined by Mentor Advisors to be of comparable quality. The Portfolio will normally invest a substantial portion of its assets in securities rated below Baa by Moody's or BBB by Standard & Poor's and in unrated securities determined by Mentor Advisors to be of comparable quality. Securities rated below Baa by Moody's or BBB by Standard & Poor's are considered to be predominantly speculative with respect to capacity to pay interest and repay principal in accordance with the terms of the obligations. Securities in the lowest rating categories may have extremely poor prospects of attaining any real investment standing and may be in default. The rating services' descriptions of securities in the lower rating categories, including their speculative characteristics, are set forth in the Appendix to this Prospectus. See "Other Investment Practices and Risk Factors -- lower-rated securities," below.

     The Portfolio may at times invest up to 10% of its assets in securities rated in the lowest grades (Ca or C in the case of Moody's and CC, C, or D in the case of Standard & Poor's) or in unrated securities determined by Mentor Advisors to be of comparable quality, if Mentor Advisors believes that there are prospects for an upgrade in a security's rating or a favorable conversion of a security into other securities. The Portfolio might also invest in such securities if Mentor Advisors were to believe that, upon completion of any contemplated exchange offer or reorganization involving a security or its issuer, the Portfolio would receive securities or other assets offering significant opportunities for capital appreciation or future high rates of current income.

     Securities ratings are based largely on the issuer's historical financial condition and the rating agencies' investment analysis at the time of rating. Consequently, the rating assigned to any particular security is not necessarily a reflection of the issuer's current financial condition, which may be better or worse than the rating would indicate.

     At times, Mentor Advisors may judge that conditions in the securities markets make pursuing the Portfolio's basic investment strategy inconsistent with the best interests of its shareholders. At such times Mentor Advisors may temporarily use alternative strategies, primarily designed to reduce fluctuations in the value of the Portfolio's assets. In implementing these "defensive" strategies, the Portfolio may invest without limitation in money market instruments and in U.S. Government or agency obligations, or invest in any other fixed-income security Mentor Advisors considers consistent with such defensive strategies. It is impossible to predict when, or for how long, the Portfolio will use such alternative strategies.

     The Portfolio will not invest more than 15% of its net assets (determined at the time of investment) in securities determined to be illiquid. Certain securities that are restricted as to resale may nonetheless be resold by the Portfolio in accordance with Rule 144A under the Securities Act of 1933, as amended. Such securities may be determined by Mentor Advisors to be liquid for purposes of compliance with the limitation on the Portfolio's investment in illiquid securities. There can, however, be no assurance that the Portfolio will be able to sell such securities at any time when Mentor Advisors deems it advisable to do so or at prices prevailing for comparable securities that are more widely held.


                  OTHER INVESTMENT PRACTICES AND RISK FACTORS

     The Portfolio may engage in the other investment practices described below. See the Statement of Additional Information for a more detailed description of these practices and certain risks they may involve.

     LOWER-RATED SECURITIES. INVESTORS SHOULD CAREFULLY CONSIDER THEIR ABILITY TO ASSUME THE RISKS OF OWNING SHARES OF A MUTUAL FUND THAT INVESTS IN LOWER-RATED SECURITIES (SOMETIMES REFERRED TO AS "JUNK BONDS") BEFORE MAKING AN INVESTMENT IN THE PORTFOLIO. The lower ratings of lower-rated securities held by the Portfolio reflect a greater possibility that adverse changes in the financial condition of the issuer, or in general economic conditions, or both, or an unanticipated rise in interest rates, may impair the ability of the issuer to make payments of interest and principal. The inability (or perceived inability) of issuers to make timely payment of interest and principal would likely make the values of securities held by the Portfolio more volatile and could limit the Portfolio's ability to sell its securities at prices approximating the values the Portfolio had placed on such securities. It is possible that legislation may be adopted in the future limiting the ability of certain financial institutions to purchase lower-rated securities; such legislation may adversely affect the liquidity of such securities. In the absence of a liquid trading market for securities held by it, the Portfolio may be unable at times to establish the fair market value of such securities. The rating assigned to a security by Moody's or Standard & Poor's does not reflect an assessment of the volatility of the security's market value or of the liquidity of an investment in the security. For more information about the rating services' descriptions of lower-rated securities, see the Appendix to this Prospectus.

     Like those of other fixed-income securities, the values of lower-rated securities fluctuate in response to changes in interest rates. Thus, a decrease in interest rates will generally result in an increase in the value of the

Portfolio's assets. Conversely, during periods of rising interest rates, the value of the Portfolio's assets will generally decline. In addition, the values of such securities are also affected by changes in general economic conditions and business conditions affecting the specific industries of their issuers. Changes by recognized rating services in their ratings of any fixed-income security and in the ability of an issuer to make payments of interest and principal may also affect the values of these investments. Changes in the values of portfolio securities generally will not affect cash income derived from such securities, but will affect the Portfolio's net asset value. The Portfolio will not necessarily dispose of a security when its rating is reduced below its rating at the time of purchase, although Mentor Advisors will monitor the investment to determine whether continued investment in the security will assist in meeting the Portfolio's investment objectives.

     Issuers of lower-rated securities are often highly leveraged, so that their ability to service their debt obligations during an economic downturn or during sustained periods of rising interest rates may be impaired. In addition, such issuers may not have more traditional methods of financing available to them, and may be unable to repay debt at maturity by refinancing. The risk of loss due to default in payment of interest or principal by such issuers is significantly greater because such securities frequently are unsecured and subordinated to the prior payment of senior indebtedness. Certain of the lower-rated securities in which the Portfolio may invest are issued to raise funds in connection with the acquisition of a company, in so-called "leveraged buy-out" transactions. The highly leveraged capital structure of such issuers may make them especially vulnerable to adverse changes in economic conditions.

     The Portfolio may invest in lower-rated securities which trade infrequently or in more limited volume than higher-rated securities (including illiquid securities), or which are restricted as to resale. In addition, a substantial portion of the Portfolio's assets may at times be invested in securities as to which the Portfolio, by itself or together with other accounts managed by Mentor Advisors and its affiliates hold a major portion or all of such securities, which may limit the liquidity of such securities. The Portfolio could find it difficult or impossible to sell illiquid securities when Mentor Advisors believes it advisable to do so or may be able to sell such securities only at prices lower than if such securities were more widely held. In many cases, such securities may be purchased in private placements and, accordingly, will be subject to restrictions on resale as a matter of contract or under securities laws. Under such circumstances, it may also be more difficult to determine the fair value of such securities for purposes of computing the Portfolio's net asset value. In order to enforce its rights in the event of a default under securities in cases where the Portfolio holds a major portion or all of the outstanding issue, the Portfolio may be required to take possession of and manage assets securing the issuer's obligations on such securities, which may increase the Portfolio's operating expenses and adversely affect the Portfolio's net asset value. The Portfolio may also be limited in its ability to enforce its rights and may incur greater costs in enforcing its rights in the event an issuer becomes the subject of bankruptcy proceedings.

     The Portfolio may at times invest in so-called "payment-in-kind" bonds. Payment-in-kind bonds allow the issuer, at its option, to make current interest payments on the bonds either in cash or in additional bonds. Payment-in-kind bonds allow an issuer to avoid the need to generate cash to meet current interest payments. Accordingly, such bonds may involve greater credit risks than bonds that pay interest currently. Even though such bonds do not pay current interest in cash, the Portfolio is nonetheless required for Federal income tax purposes to accrue interest income on such investments and to distribute such amounts at least annually to shareholders. Thus, the Portfolio could be required at times to liquidate other investments in order to satisfy this distribution requirement.

     Certain securities held by the Portfolio may permit the issuer at its option to "call," or redeem, its securities. If an issuer were to redeem securities held by the Portfolio during a time of declining interest rates, the Portfolio may not be able to reinvest the proceeds in securities providing the same investment return as the securities redeemed.

     Mentor Advisors seeks to minimize the risks involved in investing in lower-rated securities through diversification and careful investment analysis. When the Portfolio invests in high yield securities in the lower rating categories, achievement of the Portfolio's goals depends more on its adviser's investment analysis than would be the case if the Portfolio were investing in securities in the higher rating categories.

     MORTGAGE-BACKED SECURITIES; OTHER ASSET-BACKED SECURITIES. The Portfolio may invest in mortgage-backed certificates and other securities representing ownership interests in mortgage pools, including CMOs. Interest and principal payments on the mortgages underlying mortgage-backed securities are passed through to the holders of the mortgage-backed securities. Mortgage-backed securities currently offer yields higher than those available from many other types of fixed-income securities but because of their prepayment aspects, their price volatility and yield characteristics will change based on changes in prepayment rates. As a result, mortgage-backed securities are less effective than other securities as a means of "locking in" long-term interest rates. Generally, prepayment rates increase if interest rates fall and decrease if interest rates rise. For many types of mortgage-backed securities, this can result in unfavorable changes in price and yield characteristics in response to changes in interest rates and other market conditions. For example, as a result of their prepayment aspects, mortgage-backed securities have less potential for capital appreciation during periods of declining interest rates than other fixed-income securities of comparable maturities, although such obligations may have a comparable risk of decline in market value during periods of rising interest rates.

     Mortgage-backed securities have yield and maturity characteristics that are dependent upon the mortgages underlying them. Thus, unlike traditional debt securities, which may pay a fixed rate of interest until maturity when the entire principal amount comes due, payments on these securities may include both interest and a partial payment of principal. In addition to scheduled loan amortization, payments of principal may result from the voluntary prepayment, refinancing, or foreclosure of the underlying mortgage loans. Such prepayments may significantly shorten the effective durations of mortgage-backed securities, especially during periods of declining interest rates. Similarly, during periods of rising interest rates, a reduction in the rate of prepayments may significantly lengthen the effective durations of such securities.

     The Portfolio may invest in stripped mortgage-backed securities. Stripped mortgage-backed securities are usually structured with two classes that receive different portions of the interest and principal distributions on a pool of mortgage assets. The Portfolio may invest in both the interest-only -- or "IO" -- class and the principal-only -- or "PO" -- class. The yield to maturity and price of an IO class is extremely sensitive to the rate of principal payments (including prepayments) on the related underlying mortgage assets, and a rapid rate of principal payments may have a material adverse effect on the Portfolio's net asset value. This would typically be the case in an environment of falling interest rates. If the underlying mortgage assets experience greater than anticipated prepayments of principal, the Portfolio may under some circumstances fail to fully recoup its initial investment in these securities. Conversely, POs tend to increase in value if prepayments are greater than anticipated and decline if prepayments are slower than anticipated. The secondary market for stripped mortgage-backed securities may be more volatile and less liquid than that for other mortgage-backed securities, potentially limiting the Portfolio's ability to buy or sell those securities at any particular time.

     Certain mortgage-backed securities held by the Portfolio may permit the issuer at its option to "call," or redeem, its securities. If an issuer were to redeem securities held by the Portfolio during a time of declining interest rates, the Portfolio may not be able to reinvest the proceeds in securities providing the same investment return as the securities redeemed.

     The Portfolio may invest in securities representing interests in other types of financial assets, such as automobile-finance receivables or credit-card receivables. Such securities may or may not be secured by the receivables themselves or may be unsecured obligations of their issuers. The ability of an issuer of asset-backed securities to enforce its security interest in the underlying assets may be limited. For example, the laws of certain states may prevent or restrict repossession of collateral from a debtor.

     The Portfolio may also invest in other types of mortgage-related securities, including any securities that directly or indirectly represent a participation in, or are secured by and payable from, mortgage loans or real property, including collateralized mortgage obligation "residual" interests. "Residual" interests represent the right to any excess cash flow remaining after all other payments are made among the various tranches of interests issued by structured mortgage-backed vehicles. The values of such interests are extremely sensitive to changes in interest rates and in prepayment rates on the underlying mortgages. In the event of a significant change in interest rates or other market conditions, the value of an investment by the Portfolio in such interests could be substantially reduced and the Portfolio may be unable to dispose of the interests at prices approximating the values the Portfolio had previously assigned to them or to recoup its initial investment in the interests. The Portfolio may invest in new types of mortgage-related securities that may be developed and marketed from time to time. If the Portfolio was to invest in such newly developed securities, shareholders would, where appropriate, be notified and this Prospectus would be revised accordingly.

     Mortgage-backed securities and other asset-backed securities are "derivative" securities and present certain special risks. The Portfolio may invest in a wide variety of such securities, including mortgage-backed and other asset-backed securities that will pay principal or interest only under certain circumstances, or in amounts that may increase or decrease substantially depending on changes in interest rates or other market factors. Such securities may experience extreme price volatility in response to changes in interest rates or other market factors; this may be especially true in the case of securities where the amounts of principal or interest paid, or the timing of such payments, varies widely depending on prevailing interest rates.

     Mentor Advisors may not be able to obtain current market quotations for certain mortgage-backed or asset-backed securities at all times, or to obtain market quotations believed by it to reflect the values of such securities accurately. In such cases, the Portfolio's investment adviser or sub-adviser may be required to estimate the value of such a security using quotations provided by pricing services or securities dealers making a market in such securities, or based on other comparable securities or other bench-mark securities or interest rates. Mortgage-backed and other asset-backed securities in which the Portfolio may invest may be highly illiquid, and the Portfolio may not be able to sell such a security at a particular time or at the value it has placed on that security.

     In calculating the value and duration of mortgage-backed or other asset-backed securities, Mentor Advisors will be required to estimate the extent to which the values of the securities are likely to change in response to changes in interest rates or other market conditions, and the rate at which prepayments on the underlying mortgages or other assets are likely to occur under different scenarios. There can be no assurance that the Portfolio's investment adviser will be able to predict the amount of principal or interest to be paid on any security under different interest rate or market conditions or that its predictions will be accurate, nor can there be any assurance that the Portfolio will recover the entire amount of the principal paid by it to purchase any such securities.

     ZERO-COUPON BONDS. The Portfolio may at times invest in so-called "zero-coupon" bonds. Zero-coupon bonds are issued at a significant discount from face value and pay interest only at maturity rather than at intervals during the life of the security. Because zero-coupon bonds do not pay current interest, their value is subject to greater fluctuation in response to changes in market interest rates than bonds that pay interest currently. Zero-coupon bonds allow an issuer to avoid the need to generate cash to meet current interest payments. Accordingly, such bonds may involve greater credit risks than bonds that pay interest currently. Even though such bonds do not pay current interest in cash, the Portfolio is nonetheless required for federal income tax purposes to accrue interest income on such investments and to distribute such amounts at least annually to shareholders. Thus, the Portfolio could be required at times to liquidate other investments in order to satisfy this distribution requirement.

     PREMIUM SECURITIES. The Portfolio may at times invest in securities bearing coupon rates higher than prevailing market rates. Such "premium" securities are typically purchased at prices greater than the principal amount payable on maturity. Although the Portfolio generally amortizes the amount of any such premium into income, the Portfolio may recognize a capital loss if such premium securities are called or sold prior to maturity and the call or sale price is less than the purchase price. Additionally, the Portfolio may recognize a capital loss if it holds such securities to maturity.

     OPTIONS AND FUTURES. The Portfolio may buy and sell call and put options on securities it owns to hedge against changes in net asset value or to realize a greater current return. In addition, through the purchase and sale of futures contracts and related options, the Portfolio may at times seek to hedge against fluctuations in net asset value and, to the extent consistent with applicable law, to increase its investment return. In addition, the Portfolio may buy and sell options and futures contracts (including index futures contracts, described below) to implement changes in its asset allocations among various market sectors, pending the sale of its existing investments and reinvestment in new securities.

     The Portfolio's ability to engage in options and futures strategies will depend on the availability of liquid markets in such instruments. It is impossible to predict the amount of trading interest that may exist in various types of options or futures contracts. Therefore, there is no assurance that the Portfolio will be able to utilize these instruments effectively for the purposes stated above. Although the Portfolio will only engage in options and futures transactions for limited purposes, those transactions involve certain risks which are described below and in the Statement of Additional Information.


     Transactions in options and futures contracts involve brokerage costs and may require the Portfolio to segregate assets to cover its outstanding positions. For more information, see the Statement of Additional Information.

     INDEX FUTURES AND OPTIONS. The Portfolio may buy and sell index futures contracts ("index futures") and options on index futures and indices for hedging purposes (or may purchase warrants whose value is based on the value from time to time of one or more foreign securities indices). An "index futures" contract is a contract to buy or sell units of a particular bond or stock index at an agreed price on a specified future date. Depending on the change in value of the index between the time when the Portfolio enters into and terminates an index futures or option transaction, the Portfolio realizes a gain or loss. The Portfolio may also, to the extent consistent with applicable law, buy and sell index futures and options to increase investment return.

     RISKS RELATED TO OPTIONS AND FUTURE STRATEGIES. Options and futures transactions involve costs and may result in losses. Certain risks arise because of the possibility of imperfect correlations between movements in the prices of futures and options and movements in the prices of the underlying security or index or of the securities held by the Portfolio that are the subject of a hedge. The successful use by the Portfolio of the strategies described above further depends on the ability of its investment adviser or sub-adviser to forecast market movements correctly. Other risks arise from the Portfolio's potential inability to close out futures or options positions. Although the Portfolio will enter into options or futures transactions only if its investment adviser or sub-adviser believes that a liquid secondary market exists for such option or futures contract, there can be no assurance that a Portfolio will be able to effect closing transactions at any particular time or at an acceptable price. Transactions in options and futures contracts involve brokerage costs and may require the Portfolio to segregate assets to cover its outstanding positions. For more information, see the Statement of Additional Information. Federal tax considerations may also limit the Portfolio's ability to engage in options and futures transactions.

     The Portfolio's options and futures contract transactions will generally be conducted on recognized exchanges. However, a Portfolio may purchase and sell options in transactions in the over-the-counter markets. The Portfolio's ability to terminate options in the over-the-counter markets may be more limited than for exchange-traded options and may also involve the risk that securities dealers participating in such transactions would be unable to meet their obligations to the Portfolio. The Portfolio will, however, engage in over-the-counter transactions only when appropriate exchange-traded transactions are not appropriate and when, in the opinion of Mentor Advisors, the pricing mechanism and liquidity of the over-the-counter markets are satisfactory and the participants are responsible parties likely to meet their contractual obligations.

     The Portfolio will not purchase futures or options on futures or sell futures if as a result the sum of the initial margin deposits on the Portfolio's existing futures positions and premiums paid for outstanding options on futures contracts would exceed 5% of the Portfolio's assets. (For options that are "in-the-money" at the time of purchase, the amount by which the option is "in-the-money" is excluded from this calculation.)

     SECURITIES LOANS AND REPURCHASE AGREEMENTS. The Portfolio may lend portfolio securities and may enter into repurchase agreements with banks, broker/dealers, and other recognized financial institutions. The Portfolio may enter into each type of transaction on up to one-third of its assets. These transactions must be fully collateralized at all times, but involve some risk to the Portfolio if the other party should default on its obligations and the Portfolio is delayed or prevented from recovering the collateral.

     LEVERAGE. The Portfolio may borrow money to invest in additional securities. The Portfolio may engage in reverse repurchase agreements, forward commitments, and dollar-roll transactions described below and in the Statement of Additional Information, which may have the same economic effect as if the Portfolio had borrowed money.

     The use of borrowed money, known as "leverage," increases the Portfolio's market exposure and risk and may result in losses. When the Portfolio has borrowed money for leverage and its investments increase or decrease in value, its net asset value will normally increase or decrease more than if it had not borrowed money for this purpose. The interest that the Portfolio must pay on borrowed money will reduce its net investment income, and may also either offset any potential capital gains or increase any losses. The Portfolio currently intends to use leverage in order to adjust the dollar-weighted average duration of their portfolios. The Portfolio will not always borrow money for investment and the extent to which the Portfolio will borrow money, and the amount it may borrow, depends on market conditions and interest rates. Successful use of leverage depends on an investment adviser's ability to predict market movements correctly. The amount of leverage (including leverage to the extent employed by the Portfolio through "reverse repurchase agreements," "dollar-roll" transactions, and "forward commitments," described below) that can exist at any one time will not exceed one-third of the value of the Portfolio's total assets (less all liabilities of the Portfolio other than the leverage).

     REVERSE REPURCHASE AGREEMENTS; FORWARD COMMITMENTS. The Portfolio may enter into "reverse" repurchase agreements with respect to up to one-third of its assets. "Reverse" repurchase agreements generally involve the sale by the Portfolio of securities held by it and an agreement to repurchase the securities at an agreed-upon price, date, and interest payment. The Portfolio also may enter into forward commitments, in which the Portfolio buys securities for future delivery. Reverse repurchase agreements and forward commitments involve leverage, and may increase the Portfolio's overall investment exposure. Their use by the Portfolio may result in losses.

     DOLLAR-ROLL TRANSACTIONS. In order to enhance portfolio returns and manage prepayment risks, the Portfolio may engage in dollar-roll transactions with respect to mortgage-related securities issued by GNMA, FNMA, and FHLMC. In a dollar-roll transaction, the Portfolio sells a mortgage-related security to a financial institution, such as a bank or broker/dealer, and simultaneously agrees to repurchase a substantially similar (I.E., same type, coupon, and maturity) security from the institution at a later date at an agreed upon price. The mortgage-related securities that are repurchased will bear the same interest rate as those sold, but generally will be collateralized by different pools of mortgages with different prepayment histories. Dollar-roll transactions involve leverage, and may increase the Portfolio's overall investment exposure. Their use by the Portfolio may result in losses.

     FOREIGN SECURITIES. The Portfolio may invest in securities principally traded in foreign markets. Since foreign securities are normally denominated and traded in foreign currencies, the values of the Portfolio's assets may be affected favorably or unfavorably by changes in currency exchange rates and by exchange control regulations. There may be less information publicly available about a foreign company than about a U.S. company, and foreign companies are not generally subject to accounting, auditing, and financial reporting standards and practices comparable to those in the United States. The securities of some foreign companies are less liquid and at times more volatile than securities of comparable U.S. companies. Foreign brokerage commissions and other fees are also generally higher than in the United States. Foreign settlement procedures and trade regulations may involve certain risks (such as delay in payment or delivery of securities or in the recovery of the Portfolio's assets held abroad) and expenses not present in the settlement of domestic investments.

     In addition, there may be a possibility of nationalization or expropriation of assets, imposition of currency exchange controls, confiscatory taxation, political or financial instability, and diplomatic developments which could affect the value of the Portfolio's investments in certain foreign countries. Legal remedies available to investors in certain foreign countries may be more limited than those available with respect to investments in the United States or in other foreign countries. The laws of some foreign countries may limit the Portfolio's ability to invest in securities of certain issuers located in those foreign countries. Special tax considerations apply to foreign securities. The Portfolio may buy or sell foreign currencies and options and futures contracts on foreign currencies for hedging purposes in connection with its foreign investments as described more fully below.

     The Portfolio may invest in American Depository Receipts ("ADRs") and Global Depository Receipts ("GDRs"), which represent interests in foreign securities held by a bank, trust company, or other organization. Investments in ADRs and GDRs are subject to many of the same risks of investing in foreign securities generally.

     The risks described above are typically increased to the extent that the Portfolio invests in securities traded in underdeveloped and developing nations, which are sometimes referred to as "emerging markets."

     FOREIGN CURRENCY EXCHANGE TRANSACTIONS. The Portfolio may engage in foreign currency exchange transactions to protect against uncertainty in the level of future currency exchange rates. The Portfolio may engage in foreign currency exchange transactions in connection with the purchase and sale of portfolio securities ("transaction hedging") and to protect against changes in the value of specific portfolio positions ("position hedging").

     The Portfolio also may engage in transaction hedging to protect against a change in foreign currency exchange rates between the date on which the Portfolio contracts to purchase or sell a security and the settlement date, or to "lock in" the U.S. dollar equivalent of a dividend or interest payment in a foreign currency. The Portfolio may purchase or sell a foreign currency on a spot (or cash) basis at the prevailing spot rate in connection with transaction hedging.

     The Portfolio may also enter into contracts to purchase or sell foreign currencies at a future date ("forward contracts") and may purchase and sell foreign currency futures contracts, for hedging and not for speculation. A foreign currency forward contract is a negotiated agreement to exchange currency at a future time at a rate or rates that may be higher or lower than the spot rate. Foreign currency futures contracts are standardized exchange-traded contracts and have margin requirements. For transaction hedging purposes, the Portfolio may also purchase and sell call and put options on foreign currency futures contracts and on foreign currencies.

     The Portfolio may engage in position hedging to protect against a decline in value relative to the U.S. dollar of the currencies in which its portfolio securities are denominated or quoted (or an increase in value of a currency in which securities the Portfolio intends to buy are denominated). For position hedging purposes, the Portfolio may purchase or sell foreign currency futures contracts and foreign currency forward contracts, and may purchase and sell put and call options on foreign currency futures contracts and on foreign currencies. In connection with position hedging, the Portfolio may also purchase or sell foreign currencies on a spot basis.

     Although there is no limit to the amount of the Portfolio's assets that may be invested in foreign currency exchange and foreign currency forward contacts, the Portfolio will only enter into such transactions to the extent necessary to effect the hedging transactions described above.

     INTEREST RATE TRANSACTIONS. In order to attempt to protect the value of its portfolio from interest rate fluctuations and to adjust the interest-rate sensitivity of its portfolio, the Portfolio may enter into interest rate swaps and other interest rate transactions, such as interest rate caps, floors, and collars. Interest rate swaps involve the exchange by the Portfolio with another party of different types of interest-rate streams (E.G. an exchange of floating rate payments for fixed rate payments with respect to a notional amount of principal). The purchase of an interest rate cap entitles the purchaser to receive payments on a notional principal amount from the party selling the cap to the extent that a specified index exceeds a predetermined interest rate or amount. The purchase of a floor entitles the purchaser to receive payments on a notional principal amount from the party selling the floor to the extent that a specified index falls below a predetermined interest rate or amount. A collar is a combination of a cap and a floor that preserves a certain return within a predetermined range of interest rates or values. The Portfolio intends to use these interest rate transactions as a hedge and not as a speculative investment. The Portfolio's ability to engage in certain interest rate transactions may be limited by tax considerations.

     The use of interest rate swaps and other interest rate transactions is a highly specialized activity which involves investment techniques and risks different from those associated with ordinary portfolio securities transactions. If Mentor Advisors is incorrect in its forecasts of market values, interest rates, or other applicable factors, the investment performance of the Portfolio would be less favorable than it would have been if this investment technique were not used.

     PORTFOLIO TURNOVER. The length of time the Portfolio has held a particular security is not generally a consideration in investment decisions. A change in the securities held by the Portfolio is known as "portfolio turnover." As a result of the Portfolio's investment policies, under certain market conditions its portfolio turnover rate may be higher than that of other mutual funds. Portfolio turnover generally involves some expense to the Portfolio, including brokerage commissions or dealer mark-ups and other transaction costs on the sale of securities and reinvestment in other securities. Such transactions may result in realization of taxable gains. The portfolio turnover rate for the High Yield Portfolio is not expected to exceed 200% for its first current fiscal year.


                         VALUING THE PORTFOLIO'S SHARES

     The Portfolio calculates the net asset value of a share of each class by dividing the total value of its assets, less liabilities, by the number of its shares outstanding. Shares are valued as of the close of regular trading on the New York Stock Exchange each day the Exchange is open. Portfolio securities for which market quotations are readily available are stated at market value. Short-term investments that will mature in 60 days or less are stated at amortized cost, which approximates market value. All other securities and assets are valued at their fair values. The net asset value for Class A shares will generally differ from that of Class B shares due to the variance in daily net income realized by and dividends paid on each class of shares, and any differences in the expenses of the different classes.


     Securities quoted in foreign currencies are translated into U.S. dollars at the current exchange rates or at such other rates as may be used in accordance with procedures approved by the Trustees. As a result, fluctuations in the values of such currencies in relation to the U.S. dollar will affect the net asset value of the Portfolio's shares even though there has not been any change in the values of such securities as quoted in such foreign currencies.


                              PURCHASE OF SHARES

     Mentor Distributors, LLC ("Mentor Distributors"), located at 3435 Stelzer Road, Columbus, Ohio 43219, serves as distributor of the Portfolios' shares. Mentor Distributors is not obligated to sell any specific amount of shares of the Portfolio. Mentor Distributors is a wholly owned subsidiary of BISYS Fund Services, Inc.

     Y Shares of the Portfolio are sold at a price based on their net asset value next determined after a purchase order is received by the Portfolio. In most cases, in order to receive that day's public offering price, your order must be received by the Portfolio or Mentor Distributors before the close of regular trading on the New York Stock Exchange.

     An investor may make an initial purchase of shares in the Portfolio by submitting completed application materials along with a purchase order, and by making payment c/o Mentor Funds to Boston Financial Data Services, Inc. at 2 Heritage Drive, North Quincy, MA 02171. Investors will be required to make minimum initial investments of $500,000 and minimum subsequent investments of $25,000. Investments made through advisory accounts maintained with investment advisers registered under the Investment Advisers Act of 1940, as amended (including "wrap" accounts), are not subject to these minimum investment requirements. Contact Mentor Services Company, Inc. ("Mentor Services Company") for information. The Portfolios reserve the right at any time to change the initial and subsequent investment minimums required of investors.

     Shares of the Portfolio may be purchased by (i) paying cash, (ii) exchanging securities acceptable to the Portfolio's investment adviser, or
(iii) a combination of such securities and cash. Purchase of shares of a Portfolio in exchange for securities is subject in each case to the determination by the Portfolio's investment adviser that the securities to be exchanged are acceptable for purchase by the Portfolio. Securities accepted by a Portfolio's investment adviser in exchange for Portfolio shares will be valued in the same manner as the Portfolio's assets as of the time of the next determination of net asset value after such acceptance. All dividends and subscription or other rights which are reflected in the market price of accepted securities at the time of valuation become the property of the Portfolio and must be delivered to the Portfolio upon receipt by the investor from the issuer. A gain or loss for federal income tax purposes would be realized upon the exchange by an investor that is subject to federal income taxation, depending upon the investor's basis in the securities tendered. A shareholder who wishes to purchase shares by exchanging securities should obtain instruction by calling Mentor Services Company at 1-800-869-6042.

     Mentor Distributors, the investment adviser, or affiliates thereof, at their own expenses and out of their own assets (or in conjunction with other entities), may also periodically sponsor programs that offer additional compensation in connection with sales of shares of the Portfolios. Compensation may include, but is not limited to, financial assistance to dealers in connection with conferences, sales, or training programs for their employees, seminars for the public, advertising or sales campaigns, or other dealer-sponsered special events. In some instances, this compensation may be made available only to certain dealers whose representatives have sold or are expected to sell significant amounts of shares. Dealers may not use sales of Mentor Funds' shares to qualify for this compensation to the extent such may be prohibited by the laws of any state or any self-regulatory agency, such as the National Association of Securities Dealers, Inc. Certain dealers may not sell all classes of shares.

     In all cases the investment adviser and Mentor Distributors reserve the right to reject any particular investment.


                             REDEMPTION OF SHARES

     A shareholder may redeem all or any portion of its shares in the Portfolio any day the New York Stock Exchange is open by sending a signed letter of instruction and stock power form, along with any certificates that represent shares the shareholder wants to sell, to Mentor Funds, c/o Boston Financial Data Services, Inc., 2 Heritage Drive, North Quincy, MA 02171. Redemptions will be effected at the net asset value per share next determined after the receipt by the Portfolio of redemption instructions in "good order" as described below. In order to receive that day's net asset value, your request must be received before the close of regular trading on the New York Stock Exchange. The Portfolio will only redeem shares for which it has received payment. A check for the proceeds will normally be mailed on the next business day after a request in good order is received.

     A redemption request will be considered to have been made in "good order" if the following conditions are satisfied:

   (1) the request is in writing, states the number of shares to be redeemed, and identifies the shareholder's Portfolio account number;

   (2) the request is signed by each registered owner exactly as the shares are registered; and

   (3) if the shares to be redeemed were issued in certificate form, the certificates are endorsed for transfer (or are accompanied by an endorsed stock power) and accompany the redemption request.

     If shares to be redeemed represent an investment made by check, the Trust reserves the right not to transmit the redemption proceeds to the shareholder until the check has been collected, which may take up to 15 days after the purchase date.

     The Portfolio reserves the right to require signature guarantees. A guarantor of a signature must be an eligible guarantor institution, which term includes most banks and trust companies, savings associations, credit unions, and securities brokers or dealers. The purpose of a signature guarantee is to protect shareholders against the possibility of fraud. Mentor Services Company usually requires additional documentation for the sale of shares by a corporation, partnership, agent, fiduciary, or surviving joint owner. Contact Mentor Services Company at 1-800-869-6042 for details.

     Mentor Services Company may facilitate any redemption request. There is no extra charge for this service.

     GENERAL. The Portfolio generally sends you payment for your shares the business day after your request is received. Under unusual circumstances, the Portfolio may suspend redemptions, or postpone payment for more than seven days, as permitted by federal securities law.

     The Portfolios reserve the right, if conditions exist which make cash payments undesirable, to honor any request for redemption by making payment in whole or in part in securities valued in the same way as they would be valued for purposes of computing the Portfolios' per share net asset value. If payment is made in securities, a shareholder may incur brokerage expenses in converting those securities into cash.


                            HOW TO EXCHANGE SHARES

     Except as otherwise described below, you can exchange your Y Shares in the Portfolio worth at least $500,000 for shares of the same class of any other Portfolio of the Trust, at net asset value beginning 15 days after purchase. You may also exchange Y Shares of a Portfolio for shares of Cash Resource U.S. Government Money Market Fund (the "Cash Fund").

     To exchange your shares, simply provide a letter of intent and send it to the Trust, c/o Boston Financial Data Services, Inc., 2 Heritage Drive, North Quincy, Massachusetts 02171. For federal income tax purposes, an exchange is treated as a sale of shares and generally results in a capital gain or loss. A Telephone Exchange Privilege is currently available. The Telephone Exchange Privilege is not available if you were issued certificates for shares which remain outstanding. Ask you investment dealer or Mentor Services Company for a prospectus relating to the Cash Fund. Shares of certain of the Portfolios may not be available to residents of all states.

     The exchange privilege is not intended as a vehicle for short-term trading. Excessive exchange activity may interfere with portfolio management and have an adverse effect on all shareholders. In order to limit excessive exchange activity and in other circumstances where Mentor Advisors or the Trustees believe doing so would be in the best interests of a Portfolio, the Trust reserves the right to revise or terminate the exchange privilege, limit the amount or number of exchanges, or reject any exchange. Shareholders would be notified of any such action to the extent required by law. Consult Mentor Services Company before requesting an exchange by calling 1-800-869-6042. See the Statement of Additional Information to find out more about the exchange privilege.



                           HOW DISTRIBUTIONS ARE MADE


     Dividends, if any, are declared daily and paid monthly. The Portfolio will distribute its net capital gain, if any, at least annually. All dividends and distributions of net capital gain will be invested in additional Class Y shares of the Portfolio unless a shareholder requests in writing to receive the dividend or distribution in cash.



                                     TAXES

     The Portfolio intends to qualify as a "regulated investment company" for federal income tax purposes and to meet all other requirements that are necessary for it to be relieved of federal taxes on income and gains it distributes to shareholders. The Portfolio will distribute substantially all of its net investment income and capital gain net income on a current basis.

     All Portfolio distributions, other than exempt-interest dividends, will be taxable to you as ordinary income, except that any distributions of net capital gain will be taxed as long-term capital gain, regardless of how long you have held the shares (although the loss on a sale of shares held for six months or less will be treated as long-term capital loss to the extent of any capital gain distribution received with respect to those shares). Portfolio distributions will be taxable to you even if they are paid from income or gains earned by the Portfolio prior to your investment (and thus were included in the price paid for your shares). Distributions will be taxable as described above whether received in cash or in shares through the reinvestment of distributions. Early in each year Mentor Funds will notify you of the amount and tax status of distributions paid to you by the Portfolio for the preceding year. In buying or selling securities for the Portfolio, Mentor Advisors will not normally take into account the effect any purchase or sale of securities will have on the tax positions of the Portfolio's shareholders.

     The foregoing is a summary of certain federal income tax consequences of investing in the Portfolio. Dividends, distributions, and redemption proceeds also may be subject to foreign, state, and local taxes. Shareholders are urged to consult their tax advisers regarding specific questions as to federal, foreign, state, or local taxes. Non-U.S. investors should consult their tax advisers concerning the tax consequences of ownership of shares of the Portfolio, including the possibility that distributions may be subject to a 30% United States withholding tax (or a reduced rate of withholding provided by treaty).


                                   MANAGEMENT

     The Trustees of Mentor Funds are responsible for generally overseeing the conduct of its business. MENTOR INVESTMENT ADVISORS, LLC is the investment adviser to the Portfolio. The investment adviser is located at 901 East Byrd Street, Richmond, Virginia.

     All investment decisions made for the Portfolio by Mentor Advisors are made by investment management teams.

     Mentor Advisors has over $14 billion in assets under management and is a wholly owned subsidiary of Mentor Investment Group, LLC ("Mentor Investment Group") and its affiliates. Mentor Investment Group is a subsidiary of Wheat First Butcher Singer, Inc., which is in turn a wholly owned subsidiary of First Union Corp. ("First Union"). First Union is a leading financial services company with approximately $234 billion in assets and $17 billion in total stockholders' equity as of December 31, 1998. EVEREN Capital Corporation has a 20% ownership in Mentor Investment Group and may acquire additional ownership based principally on the amount of Mentor's revenues derived from assets attributable to clients of EVEREN Securities, Inc. and its affiliates.


     Mentor Advisors and Mentor Perpetual together serve as investment adviser to 33 separate investment portfolios in the Mentor Family of Funds, including that offered by this Prospectus. For a prospectus relating to certain of these other investment portfolios, and for information concerning your eligibility to purchase shares of those portfolios, contact Mentor Services Company.


     The Portfolio pays management fees to Mentor Advisors at the annual rates described above under "Expense Summary -- Annual Portfolio Operating Expenses". Mentor Advisors may from time to time voluntarily waive some or all of its investment advisory fees and may terminate any such voluntary waiver at any time in its sole discretion [?].

     ADMINISTRATIVE SERVICES. Mentor Investment Group, LLC, located at 901 East Byrd Street, Richmond, Virginia 23219, provides each Portfolio with certain administrative personnel and services necessary to operate each Portfolio, such as bookkeeping and accounting services. Mentor Investment Group provides these services to each of the Portfolios at an annual rate of 0.10% of the Portfolio's average daily net assets.



                              GENERAL INFORMATION

     Mentor Funds is a Massachusetts business trust organized on January 20, 1992. A copy of the Declaration of Trust, which is governed by Massachusetts law, is on file with the Secretary of State of The Commonwealth of Massachusetts.

     The Trust is an open-end series management investment company with an unlimited number of authorized shares of beneficial interest. Shares of the Trust may, without shareholder approval, be divided into two or more series of shares representing separate investment portfolios. Any such series of shares may be further divided without shareholder approval into two or more classes of shares having such preferences and special or relative rights and privileges as the Trustees determine. The Trust's shares are currently divided into fourteen series with varying investment objectives and policies. Certain of the Trust's portfolios offer more than one class of shares with different sales charges and expenses.


     The Portfolio currently offers three classes of shares: Class A and Class B shares, which are offered by this Prospectus; and Class Y (Institutional) shares, which are not subject to any sales loads or shareholder servicing fees. Contact Mentor Services Company for information concerning Class A and B shares.


     Each share has one vote, with fractional shares voting proportionally. Shares of each class will vote together as a single class except when required by law or determined by the Trustees. Shares of the Portfolio are freely transferable, are entitled to dividends as declared by the Trustees, and, if the Portfolio was liquidated, would receive the net assets of the Portfolio. The Trust may suspend the sale of shares at any time and may refuse any order to purchase shares. Although neither the Portfolio nor the Trust is required to hold annual meetings of shareholders, shareholders have the right to call a meeting to elect or remove Trustees, or to take other actions as provided in the Declaration of Trust.

     The Portfolio receives services from a number of providers which rely on the smooth functioning of their respective systems and the systems of others to perform those services. It is generally recognized that certain systems in use today may not perform their intended functions adequately after the Year 1999 because of the inability of the software to distinguish the Year 2000 from the Year 1900. Mentor Advisors is taking steps that it believes are reasonably designed to address this potential "Year 2000" problem and to obtain satisfactory assurances that comparable steps are being taken by the Portfolio's other major service providers. There can be no assurance, however, that these steps will be sufficient to avoid any adverse impact on the Portfolio from this problem.

     In the interest of economy and convenience, the Portfolio will not issue certificates for its shares except at the shareholder's request.

     Investors Fiduciary Trust Company, 127 West 10th Street, Kansas City, Missouri 64105, serves as the Portfolio's custodian. State Street Bank and Trust Company, c/o Boston Financial Data Services, Inc., 2 Heritage Drive, North Quincy, Massachusetts 02171, serves as the Portfolio's transfer and dividend agent.


                            PERFORMANCE INFORMATION


     Yield and total return data may from time to time be included in advertisements about Class Y shares of the Portfolio. The Portfolio's "yield" is calculated by dividing the Portfolio's annualized net investment income per Y share of the class in question during a recent 30-day period by the maximum public offering price per Y share of that class on the last day of that period. "Total return" of the Portfolio's Y shares for the one-, five-, and ten-year periods (or for the life of the Class, if shorter) through the most recent calendar quarter represents the average annual compounded rate of return on an investment of $1,000 in the Portfolio's Y shares over the period. Total return may also be presented for other periods. Investment performance of different classes of shares of the Portfolio will differ. Quotations of yield or total return for a period when an expense limitation was in effect will be greater than if the limitation had not been in effect. A Portfolio's performance may be compared to various indices. See the Statement of Additional Information for more information. Information may be presented in advertisements about a Portfolio describing the background and professional experience of Mentor Advisors or any of its personnel.

     ALL DATA ARE BASED ON THE PORTFOLIO'S PAST INVESTMENT RESULTS AND DO NOT PREDICT FUTURE PERFORMANCE. Investment performance, which will vary, is based on many factors, including market conditions, the composition of the Portfolio's investments, the Portfolio's operating expenses, and which class of shares you purchase. Investment performance also often reflects the risks associated with the Portfolio's investment objective and policies. These factors should be considered when comparing the Portfolio's investment results to those of other mutual funds and other investment vehicles.

     As permitted by applicable law, performance information for the Portfolio whose investment adviser or sub-adviser has changed may be presented only for periods after the change was effected.

                                                                        APPENDIX


MOODY'S INVESTORS SERVICE, INC., BOND RATINGS

     Aaa -- Bonds which are rated Aaa are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as "gilt edged." Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.

     Aa -- Bonds which are rated Aa are judged to be of high quality by all standards. Together with the Aaa group, they comprise what are generally known as high-grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in Aaa securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present which make the long-term risks appear somewhat larger than in Aaa securities.

     A -- Bonds which are rated A possess many favorable investment attributes and are to be considered as upper medium-grade obligations. Factors giving security to principal and interest are considered adequate, but elements may be present which suggest a susceptibility to impairment sometime in the future.

     Baa -- Bonds which are rated Baa are considered as medium-grade obligations, (I.E., they are neither highly protected nor poorly secured). Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well.

     Ba -- Bonds which are Ba are judged to have speculative elements; their future cannot be considered as well assured. Often the protection of interest and principal payments may be very moderate and thereby not well safeguarded during both good and bad times over the future. Uncertainty of position characterizes bonds in this class.

     B -- Bonds which are rated B generally lack characteristics of the desirable investment. Assurance of interest and principal payments or of maintenance of other terms of the contract over any long period of time may be small.

     Caa -- Bonds which are rated Caa are of poor standing. Such issues may be in default or there may be present elements of danger with respect to principle or interest.

     Ca -- Bonds which are rated Ca represent obligations which are speculative in a high degree. Such issues are often in default or have other marked shortcomings.

     C -- Bonds which are rated C are the lowest rated class of bonds, and issues so rated can be regarded as having extremely poor prospects of ever attaining any real investment standing.


STANDARD AND POOR'S RATINGS SERVICE, INC., BOND RATINGS

     AAA -- An obligation rated AAA has the highest rating assigned by Standard & Poor's. The obligor's capacity to meet its financial commitment on the obligation is extremely strong.

     AA -- An obligation rated AA differs from the highest-rated obligations only in small degree. The obligor's capacity to meet its financial commitment on the obligation is very strong.

     A -- An obligation rated A is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than obligations in higher-rated categories. However, the obligor's capacity to meet its financial commitment on the obligation is still strong.

     BBB -- An obligation rated BBB exhibits adequate protection parameters. However, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity of the obligor to meet its financial commitment on the obligation.

     Obligations rated BB, B, CCC, CC and C are regarded as having significant speculative characteristics. BB indicates the lowest degree of speculation and C the highest. While such obligations will likely have some quality and protective characteristics, these are outweighed by large uncertainties or major exposures to adverse conditions.

     BB -- An obligation rated BB is less vulnerable to nonpayment than other speculative issues. However, it faces major ongoing uncertainties or exposure to adverse business, financial, or economic conditions which could lead to the obligor's inadequate capacity to meet its financial commitment on the obligation.

     B -- An obligation rated B is more vulnerable to nonpayment than obligations rated BB, but the obligor currently has the capacity to meet its financial commitment on the obligations. Adverse business, financial, or economic conditions will likely impair the obligor's capacity or willingness to meet its financial commitment on the obligation.

     CCC -- An obligation rated CCC is currently vulnerable to nonpayment, and is dependent upon favorable business, financial, and economic conditions for the obligor to meet its financial commitment on the obligation. In the event of adverse business, financial, or economic conditions, the obligor is not likely to have the capacity to meet its financial commitment on the obligation.

     CC -- An obligation rated CC is currently highly vulnerable to nonpayment.

     C -- The C rating may be used to cover a situation where a bankruptcy petition has been filed, or similar action has been taken, but payments on this obligation are being continued.

     D -- An obligation rated D is in payment default. The D rating category is used when interest payments or principal payments are not made on the date due even if the applicable grace period has not expired, unless Standard & Poor's believes that such payments will be made during such grace period. The D rating also will be used upon the filing of a bankruptcy petition, or the taking of a similar action if payments on an obligation are jeopardized.


MOODY'S NOTE RATINGS

     MIG1/VMIG1 -- This designation denotes best quality. There is present strong protection by established cash flows, superior liquidity support or demonstrated broadbased access to the market for refinancing.

     MIG2/VMIG2 -- This designation denotes high quality. Margins of protection are ample although not so large as in the preceding group.

STANDARD AND POOR'S NOTE RATINGS

     SP-1 -- Strong capacity to pay principal and interest. Issues determined to possess overwhelming safety characteristics are given a plus sign (+) designation.

     SP-2 -- Satisfactory capacity to pay principal and interest.

     SP-3 -- Speculative capacity to pay principal and interest.


MOODY'S INVESTORS SERVICE, INC., COMMERCIAL PAPER RATINGS

     Issuers rated Prime-1 (or supporting institutions) have a superior ability for repayment of senior short-term debt obligations. Prime-1 repayment ability will often be evidenced by the following characteristics:

        --   Leading market positions in well established industries.
        --   High rates of return on funds employed.
        --   Conservative capitalization structure with moderate reliance on debt and ample asset protection.
        --   Broad margins in earnings coverage of fixed financial charges and high internal cash generation.
        --   Well established access to a range of financial markets and assured sources of alternate liquidity.

     Issuers rated Prime-2 (or supporting institutions) have a strong ability for repayment of senior short-term debt obligations. This will normally be evidenced by many of the characteristics cited above to a lesser degree. Earnings trends and coverage ratios, while sound, may be more subject to variation. Capitalization characteristics, while still appropriate, may be more affected by external conditions. Ample alternate liquidity is maintained.


STANDARD AND POOR'S COMMERCIAL PAPER RATINGS

     A-1 -- This highest category indicates that the degree of safety regarding timely payment is strong. Those issues determined to possess extremely strong safety characteristics are denoted with a plus sign (+) designation.

     A-2 -- Capacity for timely payment on issues with this designation is satisfactory. However, the relative degree of saety is not as high as for issues designated "A-1".

     A-3 -- Issues carrying this designation have adequate capacity for timely payment. They are, however, more vulnerable to the adverse effects of changes in circumstances than obligations carrying the higher designations.

                      (This Page Intentionally Left Blank)

                     (This Page Intentionally Left Blank)

       NO PERSON HAS BEEN AUTHORIZED TO GIVE ANY INFORMATION OR TO MAKE ANY REPRESENTATIONS OTHER THAN THOSE CONTAINED IN THIS PROSPECTUS AND IN THE PORTFOLIO'S OFFICIAL SALES LITERATURE IN CONNECTION WITH THE OFFER OF THE PORTFOLIO'S SHARES, AND, IF GIVEN OR MADE, SUCH OTHER INFORMATION OR REPRESENTATIONS MUST NOT BE RELIED UPON AS HAVING BEEN AUTHORIZED BY THE PORTFOLIO. THIS PROSPECTUS DOES NOT CONSTITUTE AN OFFER IN ANY STATE IN WHICH, OR TO ANY PERSON TO WHOM, SUCH OFFERING MAY NOT LAWFULLY BE MADE. THIS PROSPECTUS OMITS CERTAIN INFORMATION CONTAINED IN THE REGISTRATION STATEMENT, TO WHICH REFERENCE IS MADE, FILED WITH THE SECURITIES AND EXCHANGE COMMISSION. ITEMS WHICH ARE THUS OMITTED, INCLUDING CONTRACTS AND OTHER DOCUMENTS REFERRED TO OR SUMMARIZED HEREIN, MAY BE OBTAINED FROM THE COMMISSION UPON PAYMENT OF THE PRESCRIBED FEES.

       ADDITIONAL INFORMATION CONCERNING THE SECURITIES OFFERED HEREBY AND THE PORTFOLIO IS TO BE FOUND IN THE REGISTRATION STATEMENT, INCLUDING VARIOUS EXHIBITS THERETO AND FINANCIAL STATEMENTS INCLUDED OR INCORPORATED THEREIN, WHICH MAY BE INSPECTED AT THE OFFICE OF THE COMMISSION.









                            MENTOR INVESTMENT GROUP
                              901 East Byrd Street
                               Richmond, VA 23219
                                 (800) 869-6042



                         1999 MENTOR DISTRIBUTORS, LLC

               SECURITIES: NOT FDIC-INSURED/NOT BANK-GUARANTEED
                                 MAY LOSE VALUE

MK 609

                                  MENTOR FUNDS


                          MENTOR HIGH YIELD PORTFOLIO




                           -------------------------
                                   PROSPECTUS

                           -------------------------
                                   Y SHARES







                                 April   , 1999



[MENTOR LOGO]

       NO PERSON HAS BEEN AUTHORIZED TO GIVE ANY INFORMATION OR TO MAKE ANY REPRESENTATIONS OTHER THAN THOSE CONTAINED IN THIS PROSPECTUS AND IN THE PORTFOLIO'S OFFICIAL SALES LITERATURE IN CONNECTION WITH THE OFFER OF THE PORTFOLIO'S SHARES, AND, IF GIVEN OR MADE, SUCH OTHER INFORMATION OR REPRESENTATIONS MUST NOT BE RELIED UPON AS HAVING BEEN AUTHORIZED BY THE PORTFOLIO. THIS PROSPECTUS DOES NOT CONSTITUTE AN OFFER IN ANY STATE IN WHICH, OR TO ANY PERSON TO WHOM, SUCH OFFERING MAY NOT LAWFULLY BE MADE. THIS PROSPECTUS OMITS CERTAIN INFORMATION CONTAINED IN THE REGISTRATION STATEMENT, TO WHICH REFERENCE IS MADE, FILED WITH THE SECURITIES AND EXCHANGE COMMISSION. ITEMS WHICH ARE THUS OMITTED, INCLUDING CONTRACTS AND OTHER DOCUMENTS REFERRED TO OR SUMMARIZED HEREIN, MAY BE OBTAINED FROM THE COMMISSION UPON PAYMENT OF THE PRESCRIBED FEES.

       ADDITIONAL INFORMATION CONCERNING THE SECURITIES OFFERED HEREBY AND THE PORTFOLIO IS TO BE FOUND IN THE REGISTRATION STATEMENT, INCLUDING VARIOUS EXHIBITS THERETO AND FINANCIAL STATEMENTS INCLUDED OR INCORPORATED THEREIN, WHICH MAY BE INSPECTED AT THE OFFICE OF THE COMMISSION.









                            MENTOR INVESTMENT GROUP
                              901 East Byrd Street
                               Richmond, VA 23219
                                 (800) 869-6042



                         1999 MENTOR DISTRIBUTORS, LLC

               SECURITIES: NOT FDIC-INSURED/NOT BANK-GUARANTEED
                                 MAY LOSE VALUE

MK 609

[MENTOR LOGO]




                                  MENTOR FUNDS
                          MENTOR HIGH YIELD PORTFOLIO




                           -------------------------
                                   PROSPECTUS

                           -------------------------
                                    Y SHARES








                                 April   , 1999



[EVEREN LOGO]

                                 MENTOR FUNDS


                      STATEMENT OF ADDITIONAL INFORMATION


(MENTOR PERPETUAL GLOBAL EMERGING COMPANIES PORTFOLIO AND MENTOR HIGH YIELD
                                  PORTFOLIO)

                                April   , 1999

     Mentor Funds (the "Trust") is an open-end series investment company. This Statement of Additional Information is not a prospectus and should be read in conjunction with the relevant prospectus of the Trust. A copy of a prospectus in respect of a Portfolio can be obtained upon request by writing to Mentor Services Company, Inc., at 901 East Byrd Street, Richmond, Virginia 23219, or by calling Mentor Services Company at 1-800-869-6042.

                              TABLE OF CONTENTS



Introduction ...................................     ii
Investment Restrictions ........................     1
Certain Investment Techniques ..................     1
Management of the Trust ........................    20
Principal Holders of Securities ................    22
Investment Advisory Services ...................    23
Administrative Services ........................    24
Shareholder Servicing Plan .....................    25
Brokerage Transactions .........................    25
How to Buy Shares ..............................    27
Distribution ...................................    27
Determining Net Asset Value ....................    27
Redemptions in Kind ............................    29
Taxes ..........................................    29
Independent Accountants ........................    33
Custodian ......................................    33
Members of Investment Management Teams .........    34
Performance Comparisons ........................    37
Shareholder Liability ..........................    42

                                 INTRODUCTION


     Mentor Funds is a Massachusetts business trust organized on January 20, 1992 as Cambridge Series Trust. This Statement relates to the following two portfolios of the Trust (collectively, the "Portfolios" and each individually, the "Portfolio"): Mentor Perpetual Global Emerging Companies Portfolio (the "Perpetual Global Emerging Companies Portfolio") and Mentor High Yield Portfolio ("the High Yield Portfolio"). Each Portfolio has three classes of shares of beneficial interest, Class A shares, Class B shares, and Class Y (Institutional) shares.


     With respect to the investment restrictions described below, all percentage limitations on investments will apply at the time of investment and shall not be considered violated unless an excess or deficiency occurs or exists immediately after and as a result of such investment. Except for the investment restrictions listed below as fundamental or to the extent designated as such in the Prospectus in respect of a Portfolio, the other investment policies described in this Statement or in the Prospectus are not fundamental and may be changed by approval of the Trustees. As a matter of policy, the Trustees would not materially change a Portfolio's investment objective without shareholder approval.


     The Investment Company Act of 1940, as amended (the "1940 Act"), provides that a "vote of a majority of the outstanding voting securities" of a Portfolio means the affirmative vote of the lesser of (1) more than 50% of the outstanding shares of the Portfolio, or (2) 67% or more of the shares present at a meeting if more than 50% of the outstanding shares are represented at the meeting in person or by proxy.

                            INVESTMENT RESTRICTIONS

     As fundamental investment restrictions, which may not be changed with respect to either Portfolio without approval by the holders of a majority of the outstanding shares of the Portfolio, the Portfolio may not:


       1. Purchase any security (other than U.S. Government securities) if as a result: (i) as to 75% of such Portfolio's total assets, more than 5% of the Portfolio's total assets (taken at current value) would then be invested in securities of a single issuer, or (ii) more than 25% of the Portfolio's total assets would be invested in a single industry.

       2. Acquire more than 10% of the voting securities of any issuer.

       3. Act as underwriter of securities of other issuers except to the extent that, in connection with the disposition of portfolio securities, it may be deemed to be an underwriter under certain federal securities laws.

       4. Issue any class of securities which is senior to the Portfolio's shares of beneficial interest, except as contemplated by restriction 6 below.

       5. Purchase or sell real estate or interests in real estate, including real estate mortgage loans, although it may purchase and sell securities which are secured by real estate and securities of companies that invest or deal in real estate or real estate limited partnership interests. (For purposes of this restriction, investments by a Portfolio in mortgage-backed securities and other securities representing interests in mortgage pools shall not constitute the purchase or sale of real estate or interests in real estate or real estate mortgage loans.)

       6. Borrow more than 33 1/3% of the value of its total assets less all liabilities and indebtedness (other than such borrowings)

       7. Purchase or sell commodities or commodity contracts, except that a Portfolio may purchase or sell financial futures contracts, options on futures contracts, and futures contracts, forward contracts, and options with respect to foreign currencies, and may enter into swap transactions.

       8. Make loans, except by purchase of debt obligations in which the Portfolio may invest consistent with its investment policies, by entering into repurchase agreements, or by lending its portfolio securities.


     In addition, it is contrary to the current policy of each Portfolio, which policy may be changed without shareholder approval, to invest in (a) securities which at the time of such investment are not readily marketable, (b) securities restricted as to resale (excluding securities determined by the Trustees of the Trust (or the person designated by the Trustees to make such determinations) to be readily marketable), and (c) repurchase agreements maturing in more then seven days, if, as a result, more than 15% of the Portfolio's net assets (taken at current value) would then be invested in securities described in (a), (b), and (c).



                         CERTAIN INVESTMENT TECHNIQUES

     Set forth below is information concerning certain investment techniques in which one or more of the Portfolios may engage, and certain of the risks they may entail. Certain of the investment techniques may not be available to a Portfolio. See the Prospectus relating to a particular Portfolio for a description of the investment techniques generally applicable to that Portfolio. For purposes of this section, a Portfolio's investment adviser is referred to as an "Adviser".



OPTIONS

     A Portfolio may purchase and sell put and call options on its portfolio securities to enhance investment performance or to protect against changes in market prices.

     COVERED CALL OPTIONS. A Portfolio may write covered call options on its securities to realize a greater current return through the receipt of premiums than it would realize on its securities alone. Such option transactions may also be used as a limited form of hedging against a decline in the price of securities owned by the Portfolio.

     A call option gives the holder the right to purchase, and obligates the writer to sell, a security at the exercise price at any time before the expiration date. A call option is "covered" if the writer, at all times while obligated as a writer, either owns the underlying securities (or comparable securities satisfying the cover requirements of the securities exchanges), or has the right to acquire such securities through immediate conversion of securities.

     In return for the premium received when it writes a covered call option, a Portfolio gives up some or all of the opportunity to profit from an increase in the market price of the securities covering the call option during the life of the option. The Portfolio retains the risk of loss should the price of such securities decline. If the option expires unexercised, the Portfolio realizes a gain equal to the premium, which may be offset by a decline in price of the underlying security. If the option is exercised, the Portfolio realizes a gain or loss equal to the difference between the Portfolio's cost for the underlying security and the proceeds of sale (exercise price minus commissions) plus the amount of the premium.

     A Portfolio may terminate a call option that it has written before it expires by entering into a closing purchase transaction. A Portfolio may enter into closing purchase transactions in order to free itself to sell the underlying security or to write another call on the security, realize a profit on a previously written call option, or protect a security from being called in an unexpected market rise. Any profits from a closing purchase transaction may be offset by a decline in the value of the underlying security. Conversely, because increases in the market price of a call option will generally reflect increases in the market price of the underlying security, any loss resulting from a closing purchase transaction is likely to be offset in whole or in part by unrealized appreciation of the underlying security owned by the Portfolio.

     COVERED PUT OPTIONS. A Portfolio may write covered put options in order to enhance its current return. Such options transactions may also be used as a limited form of hedging against an increase in the price of securities that the Portfolio plans to purchase. A put option gives the holder the right to sell, and obligates the writer to buy, a security at the exercise price at any time before the expiration date. A put option is "covered" if the writer segregates cash and high-grade short-term debt obligations or other permissible collateral equal to the price to be paid if the option is exercised.

     In addition to the receipt of premiums and the potential gains from terminating such options in closing purchase transactions, a Portfolio also receives interest on the cash and debt securities maintained to cover the exercise price of the option. By writing a put option, the Portfolio assumes the risk that it may be required to purchase the underlying security for an exercise price higher than its then current market value, resulting in a potential capital loss unless the security later appreciates in value.

     A Portfolio may terminate a put option that it has written before it expires by a closing purchase transaction. Any loss from this transaction may be partially or entirely offset by the premium received on the terminated option.

     PURCHASING PUT AND CALL OPTIONS. A Portfolio may also purchase put options to protect portfolio holdings against a decline in market value. This protection lasts for the life of the put option because the Portfolio, as a holder of the option, may sell the underlying security at the exercise price regardless of any decline in its market price. In order for a put option to be profitable, the market price of the underlying security must decline sufficiently below the exercise price to cover the premium and transaction costs that the Portfolio must pay. These costs will reduce any profit the Portfolio might have realized had it sold the underlying security instead of buying the put option.

     A Portfolio may purchase call options to hedge against an increase in the price of securities that the Portfolio wants ultimately to buy. Such hedge protection is provided during the life of the call option since the Portfolio, as holder of the call option, is able to buy the underlying security at the exercise price regardless of any increase in the underlying security's market price. In order for a call option to be profitable, the market price of the underlying security must rise sufficiently above the exercise price to cover the premium and transaction costs. These costs will reduce any profit the Portfolio might have realized had it bought the underlying security at the time it purchased the call option.

     A Portfolio may also purchase put and sell options to enhance its current return.

     OPTIONS ON FOREIGN SECURITIES. A Portfolio may purchase and sell options on foreign securities if in the opinion of its Adviser the investment characteristics of such options, including the risks of investing in such options, are consistent with the Portfolio's investment objectives. It is expected that risks related to such options will not differ materially from risks related to options on U.S. securities. However, position limits and other rules of foreign exchanges may differ from those in the U.S. In addition, options markets in some countries, many of which are relatively new, may be less liquid than comparable markets in the U.S.

     RISKS INVOLVED IN THE SALE OF OPTIONS. Options transactions involve certain risks, including the risks that a Portfolio's Adviser will not forecast interest rate or market movements correctly, that a Portfolio may be unable at times to close out such positions, or that hedging transactions may not accomplish their purpose because of imperfect market correlations. The successful use of these strategies depends on the ability of a Portfolio's Adviser to forecast market and interest rate movements correctly.

     An exchange-listed option may be closed out only on an exchange which provides a secondary market for an option of the same series. There is no assurance that a liquid secondary market on an exchange will exist for any particular option or at any particular time. If no secondary market were to exist, it would be impossible to enter into a closing transaction to close out an option position. As a result, a Portfolio may be forced to continue to hold, or to purchase at a fixed price, a security on which it has sold an option at a time when its Adviser believes it is inadvisable to do so.

     Higher than anticipated trading activity or order flow or other unforeseen events might cause The Options Clearing Corporation or an exchange to institute special trading procedures or restrictions that might restrict the Portfolio's use of options. The exchanges have established limitations on the maximum number of calls and puts of each class that may be held or written by an investor or group of investors acting in concert. It is possible that the Portfolio and other clients of the Portfolio's Adviser may be considered such a group. These position limits may restrict the Portfolio's ability to purchase or sell options on particular securities.

     Options which are not traded on national securities exchanges may be closed out only with the other party to the option transaction. For that reason, it may be more difficult to close out unlisted options than listed options. Furthermore, unlisted options are not subject to the protection afforded purchasers of listed options by The Options Clearing Corporation.

     Government regulations, particularly the requirements for qualification as a "regulated investment company" under the Internal Revenue Code, may also restrict the Portfolio's use of options.


FUTURES CONTRACTS

     In order to hedge against the effects of adverse market changes a Portfolio that may invest in debt securities may buy and sell futures contracts on debt securities of the type in which the Portfolio may invest and on indexes of debt securities. In addition, a Portfolio that may invest in equity securities may purchase and sell stock index futures to hedge against changes in stock market prices. A Portfolio may also, to the extent permitted by applicable law, buy and sell futures contracts and options on futures contracts to increase its current return. All such futures and related options will, as may be required by applicable law, be traded on exchanges that are licensed and regulated by the Commodity Futures Trading Commission (the "CFTC").

     FUTURES ON DEBT SECURITIES AND RELATED OPTIONS. A futures contract on a debt security is a binding contractual commitment which, if held to maturity, will result in an obligation to make or accept delivery, during a particular month, of securities having a standardized face value and rate of return. By purchasing futures on debt securities -- assuming a "long" position -- a Portfolio will legally obligate itself to accept the future delivery of the underlying security and pay the agreed price. By selling futures on debt securities -- assuming a "short" position -- it will legally obligate itself to make the future delivery of the security against payment of the agreed price. Open futures positions on debt securities will be valued at the most recent settlement price, unless that price does not, in the judgment of persons acting at the direction of the Trustees as to the valuation of a Portfolio's assets, reflect the fair value of the contract, in which case the positions will be valued by the Trustees or such persons.

     Positions taken in the futures markets are not normally held to maturity, but are instead liquidated through offsetting transactions that may result in a profit or a loss. While futures positions taken by a Portfolio will usually be liquidated in this manner, a Portfolio may instead make or take delivery of the underlying securities whenever it appears economically advantageous to do so. A clearing corporation associated with the exchange on which futures are traded assumes responsibility for such closing transactions and guarantees that a Portfolio's sale and purchase obligations under closed-out positions will be performed at the termination of the contract.

     Hedging by use of futures on debt securities seeks to establish with more certainty than would otherwise be possible the effective rate of return on securities. A Portfolio may, for example, take a "short" position in the futures market by selling contracts for the future delivery of debt securities held by the Portfolio (or securities having characteristics similar to those held by the Portfolio) in order to hedge against an anticipated rise in interest rates that would adversely affect the value of the Portfolio's securities. When hedging of this character is successful, any depreciation in the value of securities may substantially be offset by appreciation in the value of the futures position.

     On other occasions, the Portfolio may take a "long" position by purchasing futures on debt securities. This would be done, for example, when the Portfolio expects to purchase particular securities when it has the necessary cash, but expects the rate of return available in the securities markets at that time to be less favorable than rates currently available in the futures markets. If the anticipated rise in the price of the securities should occur (with its concomitant reduction in yield), the increased cost to the Portfolio of purchasing the securities may be offset, at least to some extent, by the rise in the value of the futures position taken in anticipation of the subsequent purchase.

     Successful use by a Portfolio of futures contracts on debt securities is subject to its Adviser's ability to predict correctly movements in the direction of interest rates and other factors affecting markets for debt securities. For example, if a Portfolio has hedged against the possibility of an increase in interest rates which would adversely affect the market prices of debt securities held by it and the prices of such securities increase instead the Portfolio will lose part or all of the benefit of the increased value of its securities which it has hedged because it will have offsetting losses in its futures positions. In addition, in such situations, if the Portfolio has insufficient cash, it may have to sell securities to meet daily margin maintenance requirements. The Portfolio may have to sell securities at a time when it may be disadvantageous to do so.

     A Portfolio may purchase and write put and call options on certain debt futures contracts, as they become available. Such options are similar to options on securities except that options on futures contracts give the purchaser the right, in return for the premium paid, to assume a position in a futures contract (a long position if the option is a call and a short position if the option is a put) at a specified exercise price at any time during the period of the option. As with options on securities, the holder or writer of an option may terminate his position by selling or purchasing an option of the same series. There is no guarantee that such closing transactions can be effected. A Portfolio will be required to deposit initial margin and maintenance margin with respect to put and call options on futures contracts written by it pursuant to brokers' requirements, and, in addition, net option premiums received will be included as initial margin deposits. See "Margin Payments" below. Compared to the purchase or sale of futures contracts, the purchase of call or put options on futures contracts involves less potential risk to a Portfolio because the maximum amount at risk is the premium paid for the options plus transactions costs. However, there may be circumstances when the purchase of call or put options on a futures contract would result in a loss to a Portfolio when the purchase or sale of the futures contracts would not, such as when there is no movement in the prices of debt securities. The writing of a put or call option on a futures contract involves risks similar to those risks relating to the purchase or sale of futures contracts.

     INDEX FUTURES CONTRACTS AND OPTIONS. A Portfolio may invest in debt index futures contracts and stock index futures contracts, and in related options. A debt index futures contract is a contract to buy or sell units of a specified debt index at a specified future date at a price agreed upon when the contract is made. A unit is the current value of the index. (Debt index futures in which the Portfolios are presently expected to invest are not now available, although such futures contracts are expected to become available in the future.) A stock index futures contract is a contract to buy or sell units of a stock index at a specified future date at a price agreed upon when the contract is made. A unit is the current value of the stock index.

     For example, the Standard & Poor's 100 Stock Index is composed of 100 selected common stocks, most of which are listed on the New York Stock Exchange. The S&P 100 Index assigns relative weightings to the common stocks included in the Index, and the Index fluctuates with changes in the market values of those common stocks. In the case of the S&P 100 Index, contracts are to buy or sell 100 units. Thus, if the value of the

S&P 100 Index were $180, one contract would be worth $18,000 (100 units x $180). The stock index futures contract specifies that no delivery of the actual stocks making up the index will take place. Instead, settlement in cash must occur upon the termination of the contract, with the settlement being the difference between the contract price and the actual level of the stock index at the expiration of the contract. For example, if a Portfolio enters into a futures contract to buy 100 units of the S&P 100 Index at a specified future date at a contract price of $180 and the S&P 100 Index is at $184 on that future date, the Portfolio will gain $400 (100 units x gain of $4). If the Portfolio enters into a futures contract to sell 100 units of the stock index at a specified future date at a contract price of $180 and the S&P 100 Index is at $182 on that future date, the Portfolio will lose $200 (100 units x loss of $2).

     A Portfolio may purchase or sell futures contracts with respect to any securities indexes. Positions in index futures may be closed out only on an exchange or board of trade which provides a secondary market for such futures.

     In order to hedge a Portfolio's investments successfully using futures contracts and related options, a Portfolio must invest in futures contracts with respect to indexes or sub-indexes the movements of which will, in its judgment, have a significant correlation with movements in the prices of the Portfolio's securities.

     OPTIONS ON STOCK INDEX FUTURES. Options on index futures contracts are similar to options on securities except that options on index futures contracts give the purchaser the right, in return for the premium paid, to assume a position in an index futures contract (a long position if the option is a call and a short position if the option is a put) at a specified exercise price at any time during the period of the option. Upon exercise of the option, the holder would assume the underlying futures position and would receive a variation margin payment of cash or securities approximating the increase in the value of the holder's option position. If an option is exercised on the last trading day prior to the expiration date of the option, the settlement will be made entirely in cash based on the difference between the exercise price of the option and the closing level of the index on which the futures contract is based on the expiration date. Purchasers of options who fail to exercise their options prior to the exercise date suffer a loss of the premium paid.

     OPTIONS ON INDICES. As an alternative to purchasing and selling call and put options on index futures contracts, each of the Portfolios which may purchase and sell index futures contracts may purchase and sell call and put options on the underlying indexes themselves to the extent that such options are traded on national securities exchanges. Index options are similar to options on individual securities in that the purchaser of an index option acquires the right to buy (in the case of a call) or sell (in the case of a put), and the writer undertakes the obligation to sell or buy (as the case may
be), units of an index at a stated exercise price during the term of the option. Instead of giving the right to take or make actual delivery of securities, the holder of an index option has the right to receive a cash "exercise settlement amount". This amount is equal to the amount by which the fixed exercise price of the option exceeds (in the case of a put) or is less than (in the case of a call) the closing value of the underlying index on the date of the exercise, multiplied by a fixed "index multiplier".

     A Portfolio may purchase or sell options on stock indices in order to close out its outstanding positions in options on stock indices which it has purchased. A Portfolio may also allow such options to expire unexercised.

     Compared to the purchase or sale of futures contracts, the purchase of call or put options on an index involves less potential risk to a Portfolio because the maximum amount at risk is the premium paid for the options plus transactions costs. The writing of a put or call option on an index involves risks similar to those risks relating to the purchase or sale of index futures contracts.

     MARGIN PAYMENTS. When a Portfolio purchases or sells a futures contract, it is required to deposit with its custodian an amount of cash, U.S. Treasury bills, or other permissible collateral equal to a small percentage of the amount of the futures contract. This amount is known as "initial margin". The nature of initial margin is different from that of margin in security transactions in that it does not involve borrowing money to finance transactions. Rather, initial margin is similar to a performance bond or good faith deposit that is returned to a Portfolio upon termination of the contract, assuming a Portfolio satisfies its contractual obligations.

     Subsequent payments to and from the broker occur on a daily basis in a process known as "marking to market". These payments are called "variation margin" and are made as the value of the underlying futures contract fluctuates. For example, when a Portfolio sells a futures contract and the price of the underlying security rises above the delivery price, the Portfolio's position declines in value. The Portfolio then pays the broker a variation margin payment equal to the difference between the delivery price of the futures contract and the market price of the securities underlying the futures contract. Conversely, if the price of the underlying security falls below the delivery price of the contract, the Portfolio's futures position increases in value. The broker then must make a variation margin payment equal to the difference between the delivery price of the futures contract and the market price of the securities underlying the futures contract.

     When a Portfolio terminates a position in a futures contract, a final determination of variation margin is made, additional cash is paid by or to the Portfolio, and the Portfolio realizes a loss or a gain. Such closing transactions involve additional commission costs.


SPECIAL RISKS OF TRANSACTIONS IN FUTURES CONTRACTS AND RELATED OPTIONS

     LIQUIDITY RISKS. Positions in futures contracts may be closed out only on an exchange or board of trade which provides a secondary market for such futures. Although the Portfolio intends to purchase or sell futures only on exchanges or boards of trade where there appears to be an active secondary market, there is no assurance that a liquid secondary market on an exchange or board of trade will exist for any particular contract or at any particular time. If there is not a liquid secondary market at a particular time, it may not be possible to close a futures position at such time and, in the event of adverse price movements, a Portfolio would continue to be required to make daily cash payments of variation margin. However, in the event financial futures are used to hedge portfolio securities, such securities will not generally be sold until the financial futures can be terminated. In such circumstances, an increase in the price of the portfolio securities, if any, may partially or completely offset losses on the financial futures.

     In addition to the risks that apply to all options transactions, there are several special risks relating to options on futures contracts. The ability to establish and close out positions in such options will be subject to the development and maintenance of a liquid secondary market. It is not certain that such a market will develop. Although a Portfolio generally will purchase only those options for which there appears to be an active secondary market, there is no assurance that a liquid secondary market on an exchange will exist for any particular option or at any particular time. In the event no such market exists for particular options, it might not be possible to effect closing transactions in such options with the result that a Portfolio would have to exercise the options in order to realize any profit.

     HEDGING RISKS. There are several risks in connection with the use by a Portfolio of futures contracts and related options as a hedging device. One risk arises because of the imperfect correlation between movements in the prices of the futures contracts and options and movements in the underlying securities or index or movements in the prices of a Portfolio's securities which are the subject of a hedge. A Portfolio's Adviser will, however, attempt to reduce this risk by purchasing and selling, to the extent possible, futures contracts and related options on securities and indexes the movements of which will, in its judgment, correlate closely with movements in the prices of the underlying securities or index and the securities sought to be hedged.

     Successful use of futures contracts and options by a Portfolio for hedging purposes is also subject to its Adviser's ability to predict correctly movements in the direction of the market. It is possible that, where a Portfolio has purchased puts on futures contracts to hedge its portfolio against a decline in the market, the securities or index on which the puts are purchased may increase in value and the value of securities held in the portfolio may decline. If this occurred, the Portfolio would lose money on the puts and also experience a decline in value in its portfolio securities. In addition, the prices of futures, for a number of reasons, may not correlate perfectly with movements in the underlying securities or index due to certain market distortions. First, all participants in the futures market are subject to margin deposit requirements. Such requirements may cause investors to close futures contracts through offsetting transactions which could distort the normal relationship between the underlying security or index and futures markets. Second, the margin requirements in the futures markets are less onerous than margin requirements in the securities markets in general, and as a result the futures markets may attract more speculators than the securities markets do. Increased participation by speculators in the futures markets may also cause temporary price distortions. Due to the possibility of price distortion, even a correct forecast of general market trends by a Portfolio's Adviser may still not result in a successful hedging transaction over a short time period.

     OTHER RISKS. Portfolios will incur brokerage fees in connection with their futures and options transactions. In addition, while futures contracts and options on futures will be purchased and sold to reduce certain risks, those transactions themselves entail certain other risks. Thus, while a Portfolio may benefit from the use of futures and related options, unanticipated changes in interest rates or stock price movements may result in a poorer overall performance for the Portfolio than if it had not entered into any futures contracts or options transactions. Moreover, in the event of an imperfect correlation between the futures position and the portfolio position which is intended to be protected, the desired protection may not be obtained and the Portfolio may be exposed to risk of loss.


FORWARD COMMITMENTS

     A Portfolio may enter into contracts to purchase securities for a fixed price at a future date beyond customary settlement time ("forward commitments") if the Portfolio holds, and maintains until the settlement date in a segregated account, cash or high-grade debt obligations in an amount sufficient to meet the purchase price, or if the Portfolio enters into offsetting contracts for the forward sale of other securities it owns. Forward commitments may be considered securities in themselves, and involve a risk of loss if the value of the security to be purchased declines prior to the settlement date, which risk is in addition to the risk of decline in the value of the Portfolio's other assets. Where such purchases are made through dealers, the Portfolios rely on the dealer to consummate the sale. The dealer's failure to do so may result in the loss to the Portfolio of an advantageous yield or price. Although a Portfolio will generally enter into forward commitments with the intention of acquiring securities for its portfolio or for delivery pursuant to options contracts it has entered into, a Portfolio may dispose of a commitment prior to settlement if its Adviser deems it appropriate to do so. A Portfolio may realize short-term profits or losses upon the sale of forward commitments.


REPURCHASE AGREEMENTS

     A Portfolio may enter into repurchase agreements. A repurchase agreement is a contract under which the Portfolio acquires a security subject to the obligation of the seller to repurchase and the Portfolio to resell such security at a fixed time and price (representing the Portfolio's cost plus interest). It is the Trust's present intention to enter into repurchase agreements only with member banks of the Federal Reserve System and securities dealers meeting certain criteria as to creditworthiness and financial condition established by the Trustees of the Trust and only with respect to obligations of the U.S. government or its agencies or instrumentalities or other high quality short term debt obligations. Repurchase agreements may also be viewed as loans made by a Portfolio which are collateralized by the securities subject to repurchase. A Portfolio's Adviser will monitor such transactions to ensure that the value of the underlying securities will be at least equal at all times to the total amount of the repurchase obligation, including the interest factor. If the seller defaults, a Portfolio could realize a loss on the sale of the underlying security to the extent that the proceeds of sale including accrued interest are less than the resale price provided in the agreement including interest. In addition, if the seller should be involved in bankruptcy or insolvency proceedings, a Portfolio may incur delay and costs in selling the underlying security or may suffer a loss of principal and interest if a Portfolio is treated as an unsecured creditor and required to return the underlying collateral to the seller's estate.


LOANS OF PORTFOLIO SECURITIES

     A Portfolio may lend its portfolio securities, provided: (1) the loan is secured continuously by collateral consisting of U.S. Government securities, cash, or cash equivalents adjusted daily to have market value at least equal to the current market value of the securities loaned; (2) the Portfolio may at any time call the loan and regain the securities loaned; (3) a Portfolio will receive any interest or dividends paid on the loaned securities; and (4) the aggregate market value of securities loaned will not at any time exceed one-third (or such other limit as the Trustee may establish) of the total assets of the Portfolio. In addition, it is anticipated that a Portfolio may share with the borrower some of the income received on the collateral for the loan or that it will be paid a premium for the loan. The risks in lending portfolio securities, as with other extensions of credit, consist of possible delay in recovery of the securities or possible loss of rights in the collateral should the borrower fail financially. Although voting rights or rights to consent with respect to the loaned securities pass to the borrower, a Portfolio retains the right to call the loans at any time on reasonable notice, and it will do so in order that the securities may be voted by a Portfolio if the holders of such securities are asked to vote upon or consent to matters materially affecting the investment. A Portfolio will not lend portfolio securities to borrowers affiliated with the Portfolio.


COLLATERALIZED MORTGAGE OBLIGATIONS; OTHER MORTGAGE-RELATED SECURITIES

     Collateralized mortgage obligations or "CMOs" are debt obligations or pass-through certificates collateralized by mortgage loans or mortgage pass-through securities. Typically, CMOs are collateralized by certificates issued by the Government National Mortgage Association, ("GNMA"), the Federal National Mortgage Association ("FNMA"), or the Federal Home Loan Mortgage Corporation ("FHLMC"), but they also may be collateralized by whole loans or private pass-through certificates (such collateral collectively hereinafter referred to as

"Mortgage Assets"). CMOs may be issued by agencies or instrumentalities of the U.S. Government, or by private originators of, or investors in, mortgage loans.


     In a CMO, a series of bonds or certificates is generally issued in multiple classes. Each class of CMOs is issued at a specific fixed or floating rate coupon and has a stated maturity or final distribution date. Principal prepayments on the mortgage assets may cause the CMOs to be retired substantially earlier than their stated maturities or final distribution dates. Interest is paid or accrues on most classes of the CMOs on a monthly, quarterly, or semi-annual basis. The principal of and interest on the mortgage assets may be allocated among the several classes of a series of a CMO in innumerable ways. In a CMO, payments of principal, including any principal prepayments, on the mortgage assets are applied to the classes of the series in a pre-determined sequence.

     RESIDUAL INTERESTS. Residual interests are derivative mortgage securities issued by agencies or instrumentalities of the U.S. Government or by private originators of, or investors in, mortgage loans. The cash flow generated by the mortgage assets underlying a series of mortgage securities is applied first to make required payments of principal of and interest on the mortgage securities and second to pay the related administrative expenses of the issuer. The residual generally represents the right to any excess cash flow remaining after making the foregoing payments. Each payment of such excess cash flow to a holder of the related residual represents income and/or a return of capital. The amount of residual cash flow resulting from a series of mortgage securities will depend on, among other things, the characteristics of the mortgage assets, the coupon rate of each class of the mortgage securities, prevailing interest rates, the amount of administrative expenses, and the prepayment experience on the mortgage assets. In particular, the yield to maturity on residual interests may be extremely sensitive to prepayments on the related underlying mortgage assets in the same manner as an interest-only class of stripped mortgage-backed securities. In addition, if a series of mortgage securities includes a class that bears interest at an adjustable rate, the yield to maturity on the related residual interest may also be extremely sensitive to changes in the level of the index upon which interest rate adjustments are based. In certain circumstances, there may be little or no excess cash flow payable to residual holders. The Portfolio may fail to recoup fully its initial investment in a residual.

     Residuals are generally purchased and sold by institutional investors through several investment banking firms acting as brokers or dealers. The residual interest market has only recently developed and residuals currently may not have the liquidity of other more established securities trading in other markets. Residuals may be subject to certain restrictions on transferability.


FOREIGN SECURITIES

     A Portfolio may invest in foreign securities and in certificates of deposit issued by United States branches of foreign banks and foreign branches of United States banks.

     Investments in foreign securities may involve considerations different from investments in domestic securities. There may be less publicly available information about a foreign company than about a U.S. company, and foreign companies may not be subject to accounting, auditing and financial reporting standards and requirements comparable to those applicable to U.S. companies. Securities of some foreign companies are less liquid or more volatile than securities of U.S. companies, and foreign brokerage commissions and custodian fees are generally higher than in the United States. Investments in foreign securities can involve other risks different from those affecting U.S. investments, including local political or economic developments, expropriation or nationalization of assets and imposition of withholding taxes on dividend or interest payments. It may be more difficult to obtain and enforce a judgment against a foreign issuer. In addition, foreign investments may be affected favorably or unfavorably by changes in currency exchange rates, exchange control regulations, foreign withholding taxes and restrictions or prohibitions on the repatriation of foreign currencies. A Portfolio may incur costs in connection with conversion between currencies.

     In determining whether to invest in securities of foreign issuers, the Adviser of a Portfolio seeking current income will consider the likely impact of foreign taxes on the net yield available to the Portfolio and its shareholders. Income received by a Portfolio from sources within foreign countries may be reduced by withholding and other taxes imposed by such countries. Tax conventions between certain countries and the United States may reduce or eliminate such taxes. It is impossible to determine the effective rate of foreign tax in advance since the amount of a Portfolio's assets to be invested in various countries is not known, and tax laws and their interpretations may change from time to time and may change without advance notice. Any such taxes paid by a Portfolio will reduce its net income available for distribution to shareholders.


FOREIGN CURRENCY TRANSACTIONS

     Except as otherwise described in the relevant Prospectus, a Portfolio may engage without limit in currency exchange transactions, including foreign currency forward and futures contracts, to protect against uncertainty in the level of future foreign currency exchange rates. In addition, a Portfolio may purchase and sell call and put options on foreign currency futures contracts and on foreign currencies for hedging purposes.

     A Portfolio may engage in both "transaction hedging" and "position hedging". When a Portfolio engages in transaction hedging, it enters into foreign currency transactions with respect to specific receivables or payables of the Portfolio generally arising in connection with the purchase or sale of its securities. A Portfolio will engage in transaction hedging when it desires to "lock in" the U.S. dollar price of a security it has agreed to purchase or sell, or the U.S. dollar equivalent of a dividend or interest payment in a foreign currency. By transaction hedging a Portfolio will attempt to protect against a possible loss resulting from an adverse change in the relationship between the U.S. dollar and the applicable foreign currency during the period between the date on which the security is purchased or sold or on which the dividend or interest payment is declared, and the date on which such payments are made or received.

     A Portfolio may purchase or sell a foreign currency on a spot (or cash) basis at the prevailing spot rate in connection with transaction hedging. A Portfolio may also enter into contracts to purchase or sell foreign currencies at a future date ("forward contracts") and purchase and sell foreign currency futures contracts.

     For transaction hedging purposes, a Portfolio may purchase exchange-listed and over-the-counter call and put options on foreign currency futures contracts and on foreign currencies. A put option on a futures contract gives a Portfolio the right to assume a short position in the futures contract until expiration of the option. A put option on currency gives a Portfolio the right to sell a currency at an exercise price until the expiration of the option. A call option on a futures contract gives a Portfolio the right to assume a long position in the futures contract until the expiration of the option. A call option on currency gives a Portfolio the right to purchase a currency at the exercise price until the expiration of the option. A Portfolio will engage in over-the-counter transactions only when appropriate exchange-traded transactions are unavailable and when, in the opinion of its Adviser, the pricing mechanism and liquidity are satisfactory and the participants are responsible parties likely to meet their contractual obligations.

     When a Portfolio engages in position hedging, it enters into foreign currency exchange transactions to protect against a decline in the values of the foreign currencies in which securities held by the Portfolio are denominated or are quoted in their principle trading markets or an increase in the value of currency for securities which a Portfolio expects to purchase. In connection with position hedging, a Portfolio may purchase put or call options on foreign currency and foreign currency futures contracts and buy or sell forward contracts and foreign currency futures contracts. A Portfolio may also purchase or sell foreign currency on a spot basis.

     The precise matching of the amounts of foreign currency exchange transactions and the value of the portfolio securities involved will not generally be possible since the future value of such securities in foreign currencies will change as a consequence of market movements in the values of those securities between the dates the currency exchange transactions are entered into and the dates they mature.

     It is impossible to forecast with precision the market value of a Portfolio's securities at the expiration or maturity of a forward or futures contract. Accordingly, it may be necessary for a Portfolio to purchase additional foreign currency on the spot market (and bear the expense of such purchase) if the market value of the security or securities being hedged is less than the amount of foreign currency a Portfolio is obligated to deliver and if a decision is made to sell the security or securities and make delivery of the foreign currency. Conversely, it may be necessary to sell on the spot market some of the foreign currency received upon the sale of the security or securities of a Portfolio if the market value of such security or securities exceeds the amount of foreign currency the Portfolio is obligated to deliver.

     To offset some of the costs to a Portfolio of hedging against fluctuations in currency exchange rates, the Portfolio may write covered call options on those currencies.

     Transaction and position hedging do not eliminate fluctuations in the underlying prices of the securities which a Portfolio owns or intends to purchase or sell. They simply establish a rate of exchange which one can achieve at some future point in time. Additionally, although these techniques tend to minimize the risk of loss due to a decline in the value of the hedged currency, they tend to limit any potential gain which might result from the increase in the value of such currency.

     CURRENCY FORWARD AND FUTURES CONTRACTS. A forward foreign currency exchange contract involves an obligation to purchase or sell a specific currency at a future date, which may be any fixed number of days from the date of the contract as agreed by the parties, at a price set at the time of the contract. In the case of a cancelable forward contract, the holder has the unilateral right to cancel the contract at maturity by paying a specified fee. The contracts are traded in the interbank market conducted directly between currency traders (usually large commercial banks) and their customers. A forward contract generally has no deposit requirement, and no commissions are charged at any stage for trades. A foreign currency futures contract is a standardized contract for the future delivery of a specified amount of a foreign currency at a future date at a price set at the time of the contract. Foreign currency futures contracts traded in the United States are designed by and traded on exchanges regulated by the CFTC, such as the New York Mercantile Exchange.

     Forward foreign currency exchange contracts differ from foreign currency futures contracts in certain respects. For example, the maturity date of a forward contract may be any fixed number of days from the date of the contract agreed upon by the parties, rather than a predetermined date in a given month. Forward contracts may be in any amounts agreed upon by the parties rather than predetermined amounts. Also, forward foreign exchange contracts are traded directly between currency traders so that no intermediary is required. A forward contract generally requires no margin or other deposit.

     At the maturity of a forward or futures contract, a Portfolio may either accept or make delivery of the currency specified in the contract, or at or prior to maturity enter into a closing transaction involving the purchase or sale of an offsetting contract. Closing transactions with respect to forward contracts are usually effected with the currency trader who is a party to the original forward contract. Closing transactions with respect to futures contracts are effected on a commodities exchange; a clearing corporation associated with the exchange assumes responsibility for closing out such contracts.

     Positions in foreign currency futures contracts and related options may be closed out only on an exchange or board of trade which provides a secondary market in such contracts or options. Although a Portfolio will normally purchase or sell foreign currency futures contracts and related options only on exchanges or boards of trade where there appears to be an active secondary market, there is no assurance that a secondary market on an exchange or board of trade will exist for any particular contract or option or at any particular time. In such event, it may not be possible to close a futures or related option position and, in the event of adverse price movements, a Portfolio would continue to be required to make daily cash payments of variation margin on its futures positions.

     FOREIGN CURRENCY OPTIONS. Options on foreign currencies operate similarly to options on securities, and are traded primarily in the over-the-counter market, although options on foreign currencies have recently been listed on several exchanges. Such options will be purchased or written only when a Portfolio's Adviser believes that a liquid secondary market exists for such options. There can be no assurance that a liquid secondary market will exist for a particular option at any specific time. Options on foreign currencies are affected by all of those factors which influence exchange rates and investments generally.

     The value of a foreign currency option is dependent upon the value of the foreign currency and the U.S. dollar, and may have no relationship to the investment merits of a foreign security. Because foreign currency transactions occurring in the interbank market involve substantially larger amounts than those that may be involved in the use of foreign currency options, investors may be disadvantaged by having to deal in an odd lot market (generally consisting of transactions of less than $1 million) for the underlying foreign currencies at prices that are less favorable than for round lots.

     There is no systematic reporting of last sale information for foreign currencies and there is no regulatory requirement that quotations available through dealers or other market sources be firm or revised on a timely basis. Available quotation information is generally representative of very large transactions in the interbank market and thus may not reflect relatively smaller transactions (less than $1 million) where rates may be less favorable. The interbank market in foreign currencies is a global, around-the-clock market. To the extent that the U.S. options markets are closed while the markets for the underlying currencies remain open, significant price and rate movements may take place in the underlying markets that cannot be reflected in the U.S. options markets.

     SETTLEMENT PROCEDURES. Settlement procedures relating to investments in foreign securities and to foreign currency exchange transactions may be more complex than settlements with respect to investments in debt or equity securities of U.S. issuers, and may involve certain risks not present in domestic investments. For example, settlement of transactions involving foreign securities or foreign currency may occur within a foreign country, and the Portfolio may be required to accept or make delivery of the underlying securities or currency in conformity with any applicable U.S. or foreign restrictions or regulations, and may be required to pay any fees, taxes or charges associated with such delivery. Such investments may also involve the risk that an entity involved in the settlement may not meet its obligations.

     FOREIGN CURRENCY CONVERSION. Although foreign exchange dealers do not charge a feefor currency conversion, they do realize a profit based on the difference (the "spread") between prices at which they buy and sell various currencies. Thus, a dealer may offer to sell a foreign currency to a Portfolio at one rate, while offering a lesser rate of exchange should a Portfolio desire to resell that currency to the dealer.


ZERO-COUPON SECURITIES

     Zero-coupon securities in which a Portfolio may invest are debt obligations which are generally issued at a discount and payable in full at maturity, and which do not provide for current payments of interest prior to maturity. Zero-coupon securities usually trade at a deep discount from their face or par value and are subject to greater market value fluctuations from changing interest rates than debt obligations of comparable maturities which make current distributions of interest. As a result, the net asset value of shares of a Portfolio investing in zero-coupon securities may fluctuate over a greater range than shares of other mutual funds investing in securities making current distributions of interest and having similar maturities.

     Zero-coupon securities may include U.S. Treasury bills issued directly by the U.S. Treasury or other short-term debt obligations, and longer-term bonds or notes and their unmatured interest coupons which have been separated by their holder, typically a custodian bank or investment brokerage firm. A number of securities firms and banks have stripped the interest coupons from the underlying principal (the "corpus") of U.S. Treasury securities and resold them in custodial receipt programs with a number of different names, including Treasury Income Growth Receipts ("TIGRS") and Certificates of Accrual on Treasuries ("CATS"). The underlying U.S. Treasury bonds and notes themselves are held in book-entry form at the Federal Reserve Bank or, in the case of bearer securities (i.e., unregistered securities which are owned ostensibly by the bearer or holder thereof), in trust on behalf of the owners thereof.

     In addition, the Treasury has facilitated transfers of ownership of zero-coupon securities by accounting separately for the beneficial ownership of particular interest coupons and corpus payments on Treasury securities through the Federal Reserve book-entry record-keeping system. The Federal Reserve program as established by the Treasury Department is known as "STRIPS" or "Separate Trading of Registered Interest and Principal of Securities." Under the STRIPS program, a Portfolio will be able to have its beneficial ownership of U.S. Treasury zero-coupon securities recorded directly in the book-entry record-keeping system in lieu of having to hold certificates or other evidences of ownership of the underlying U.S. Treasury securities.

     When debt obligations have been stripped of their unmatured interest coupons by the holder, the stripped coupons are sold separately. The principal or corpus is sold at a deep discount because the buyer receives only the right to receive a future fixed payment on the security and does not receive any rights to periodic cash interest payments. Once stripped or separated, the corpus and coupons may be sold separately. Typically, the coupons are sold separately or grouped with other coupons with like maturity dates and sold in such bundled form. Purchasers of stripped obligations acquire, in effect, discount obligations that are economically identical to the zero-coupon securities issued directly by the obligor.

WHEN-ISSUED AND DELAYED DELIVERY TRANSACTIONS

     The Portfolios may engage in when-issued and delayed delivery transactions. These transactions are arrangements in which a Portfolio purchases securities with payment and delivery scheduled for a future time. A Portfolio engages in when-issued and delayed delivery transactions only for the purpose of acquiring securities consistent with its investment objective and policies, not for investment leverage, but a Portfolio may sell such securities prior to settlement date if such a sale is considered to be advisable. No income accrues to a Portfolio on securities in connection with such transactions prior to the date the Portfolio actually takes delivery of securities. In when-issued and delayed delivery transactions, a Portfolio relies on the seller to complete the transaction. The seller's failure to complete the transaction may cause a Portfolio to miss a price or yield considered to be advantageous.

     These transactions are made to secure what is considered to be an advantageous price or yield for a Portfolio. Settlement dates may be a month or more after entering into these transactions, and the market values of the securities purchased may vary from the purchase prices. No fees or other expenses, other than normal transaction costs, are incurred. However, liquid assets of a Portfolio sufficient to make payment for the securities to be purchased are segregated at the trade date. These securities are marked to market daily and are maintained until the transaction is settled.


BANK INSTRUMENTS

     A Portfolio may invest in the instruments of banks and savings and loans whose deposits are insured by the Bank Insurance Fund or the Savings Association Insurance Fund, both of which are administered by the Federal Deposit Insurance Corporation ("FDIC"), such as certificates of deposit, demand and time deposits, savings shares, and bankers' acceptances. However, the above-mentioned instruments are not necessarily guaranteed by those organizations. In addition to domestic bank obligations, such as certificates of deposit, demand and time deposits, savings shares, and bankers' acceptances, a Portfolio may invest in: Eurodollar Certificates of Deposit ("ECDs") issued by foreign branches of U.S. or foreign banks; Eurodollar Time Deposits ("ETDs"), which are U.S. dollar-denominated deposits in foreign branches of U.S. or foreign banks; Canadian Time Deposits, which are U.S. dollar-denominated deposits issued by branches of major Canadian banks located in the U.S.; and Yankee Certificates of Deposit ("Yankee CDS"), which are U.S. dollar-denominated certificates of deposit issued by U.S. branches of foreign banks and held in the U.S.


DOLLAR ROLLS AND REVERSE REPURCHASE AGREEMENTS

     A Portfolio may enter into dollar rolls, in which the Portfolio sells securities and simultaneously contracts to repurchase substantially similar securities on a specified future date. In the case of dollar rolls involving mortgage-related securities, the mortgage-related securities that are purchased typically will be of the same type and will have the same or similar interest rate and maturity as those sold, but will be supported by different pools of mortgages. The Portfolio forgoes principal and interest paid during the roll period on the securities sold in a dollar roll, but it is compensated by the difference between the current sales price and the price for the future purchase as well as by any interest earned on the proceeds of the securities sold. A Portfolio could also be compensated through the receipt of fee income.

     A Portfolio may also enter into reverse repurchase agreements in which the Portfolio sells securities and agrees to repurchase them at a mutually agreed date and price. Generally, the effect of such a transaction is that the Portfolio can recover all or most of the cash invested in the portfolio securities involved during the term of the reverse repurchase agreement, while it will be able to keep the interest income associated with those portfolio securities. Such transactions are advantageous if the interest cost to the Portfolio of the reverse repurchase transaction is less than the cost of otherwise obtaining the cash.

     Dollar rolls and reverse repurchase agreements may be viewed as a borrowing by the Portfolio, secured by the security which is the subject of the agreement. In addition to the general risks involved in leveraging, dollar rolls and reverse repurchase agreements involve the risk that, in the event of the bankruptcy or insolvency of the Portfolio's counterparty, the Portfolio would be unable to recover the security which is the subject of the agreement, the amount of cash or other property transferred by the counterparty to the Portfolio under the agreement prior to such insolvency or bankruptcy is less than the value of the security subject to the agreement, or the Portfolio may be delayed or prevented, due to such insolvency or bankruptcy, from using such cash or property or may be required to return it to the counterparty or its trustee or receiver.


CONVERTIBLE SECURITIES

     A Portfolio may invest in convertible securities. Convertible securities are fixed income securities which may be exchanged or converted into a predetermined number of the issuer's underlying common stock at the option of the holder during a specified time period. Convertible securities may take the form of convertible preferred stock, convertible bonds or debentures, units consisting of "usable" bonds and warrants or a combination of the features of several of these securities. The investment characteristics of each convertible security vary widely, which allows convertible securities to be employed for a variety of investment strategies.

     A Portfolio will exchange or convert the convertible securities held in its portfolio into shares of the underlying common stock when, in its Adviser's opinion, the investment characteristics of the underlying common shares will assist the Portfolio in achieving its investment objectives. Otherwise, the Portfolio may hold or trade convertible securities. In selecting convertible securities for the Portfolio, the Portfolio's Adviser evaluates the investment characteristics of the convertible security as a fixed income instrument and the investment potential of the underlying equity security for capital appreciation. In evaluating these matters with respect to a particular convertible security, the Portfolio's Adviser considers numerous factors, including the economic and political outlook, the value of the security relative to other investment alternatives, trends in the determinants of the issuer's profits, and the issuer's management capability and practices.


WARRANTS

     A Portfolio may invest in warrants. Warrants are basically options to purchase common stock at a specific price (usually at a premium above the market value of the optioned common stock at issuance) valid for a specific period of time. Warrants may have a life ranging from less than a year to twenty years or may be perpetual. However, most warrants have expiration dates after which they are worthless. In addition, if the market price of the common stock does not exceed the warrant's exercise price during the life of the warrant, the warrant will expire as worthless. Warrants have no voting rights, pay no dividends, and have no rights with respect to the assets of the corporation issuing them. The percentage increase or decrease in the market price of the warrant may tend to be greater than the percentage increase or decrease in the market price of the optioned common stock. Warrants acquired in units or attached to securities may be deemed to be without value for purposes of a Portfolio's policy.

SWAPS, CAPS, FLOORS AND COLLARS

     A Portfolio may enter into interest rate, currency and index swaps and the purchase or sale of related caps, floors and collars. A Portfolio expects to enter into these transactions primarily to preserve a return or spread on a particular investment or portion of its portfolio, to protect against currency fluctuations, as a duration management technique or to protect against any increase in the price of securities the Portfolio anticipates purchasing at a later date. A Portfolio would use these transactions as hedges and not as speculative investments and would not sell interest rate caps or floors where it does not own securities or other instruments providing the income stream the Portfolio may be obligated to pay. Interest rate swaps involve the exchange by a Portfolio with another party of their respective commitments to pay or receive interest, e.g., an exchange of floating rate payments for fixed rate payments with respect to a notional amount of principal. A currency swap is an agreement to exchange cash flows on a notional amount of two or more currencies based on the relative value differential among them and an index swap is an agreement to swap cash flows on a notional amount based on changes in the values of the reference indices. The purchase of a cap entitles the purchaser to receive payments on a notional principal amount from the party selling such cap to the extent that a specified index exceeds a predetermined interest rate or amount. The purchase of a floor entitles the purchaser to receive payments on a notional principal amount from the party selling such floor to the extent that a specified index falls below a predetermined interest rate or amount. A collar is a combination of a cap and a floor that preserves a certain return within a predetermined range of interest rates or values.

     A Portfolio will usually enter into swaps on a net basis, i.e., the two payment streams are netted out in a cash settlement on the payment date or dates specified in the instrument, with the Portfolio receiving or paying, as the case may be, only the net amount of the two payments. A Portfolio will not enter into any swap, cap, floor or collar transaction unless, at the time of entering into such transaction, the unsecured long-term debt of the counterparty, combined with any credit enhancements, is rated at least A by S&P or Moody's or has an equivalent rating from another nationally recognized securities rating organization or is determined to be of equivalent credit quality by the Portfolio's Adviser. If there is a default by the counterparty, a Portfolio may have contractual remedies pursuant to the agreements related to the transaction. As a result, the swap market has become relatively liquid. Caps, floors and collars are more recent innovations for which standardized documentation has not yet been fully developed and, accordingly, they are less liquid than swaps.


LOWER-RATED SECURITIES

     A Portfolio may invest in lower-rated fixed-income securities (commonly known as "junk bonds") to the extent described in the relevant Prospectus. The lower ratings of certain securities held by a Portfolio reflect a greater possibility that adverse changes in the financial condition of the issuer or in general economic conditions, or both, or an unanticipated rise in interest rates, may impair the ability of the issuer to make payments of interest and principal. The inability (or perceived inability) of issuers to make timely payment of interest and principal would likely make the values of securities held by a Portfolio more volatile and could limit the Portfolio's ability to sell its securities at prices approximating the values the Portfolio had placed on such securities. In the absence of a liquid trading market for securities held by it, a Portfolio may be unable at times to establish the fair value of such securities. The rating assigned to a security by Moody's Investors Service, Inc. or Standard & Poor's (or by any other nationally recognized securities rating organization) does not reflect an assessment of the volatility of the security's market value or the liquidity of an investment in the security.

     Like those of other fixed-income securities, the values of lower-rated securities fluctuate in response to changes in interest rates. Thus, a decrease in interest rates will generally result in an increase in the value of the Portfolio's assets. Conversely, during periods of rising interest rates, the value of the Portfolio's assets will generally decline. In addition, the values of such securities are also affected by changes in general economic conditions and business conditions affecting the specific industries of their issuers. Changes by recognized rating services in their ratings of any fixed-income security and in the ability of an issuer to make payments of interest and principal may also affect the value of these investments. Changes in the value of portfolio securities generally will not affect cash income derived from such securities, but will affect the Portfolio's net asset value. A Portfolio will not necessarily dispose of a security when its rating is reduced below its rating at the time of purchase, although its Adviser will monitor the investment to determine whether its retention will assist in meeting the Portfolio's investment objective.

     The amount of information about the financial condition of an issuer of tax exempt securities may not be as extensive as that which is made available by corporations whose securities are publicly traded. Therefore, to the extent a Portfolio invests in tax exempt securities in the lower rating categories, the achievement of the Portfolio's goals is more dependent on its Adviser's investment analysis than would be the case if the Portfolio were investing in securities in the higher rating categories.


INDEXED SECURITIES

     A Portfolio may invest in indexed securities, the values of which are linked to currencies, interest rates, commodities, indices or other financial indicators ("reference instruments"). Most indexed securities have maturities of three years or less.

     Indexed securities differ from other types of debt securities in which a Portfolio may invest in several respects. First, the interest rate or, unlike other debt securities, the principal amount payable at maturity of an indexed security may vary based on changes in one or more specified reference instruments, such as an interest rate compared with a fixed interest rate or the currency exchange rates between two currencies (neither of which need be the currency in which the instrument is denominated). The reference instrument need not be related to the terms of the indexed security. For example, the principal amount of a U.S. dollar denominated indexed security may vary based on the exchange rate of two foreign currencies. An indexed security may be positively or negatively indexed; that is, its value may increase or decrease if the value of the reference instrument increases. Further, the change in the principal amount payable or the interest rate of an indexed security may be a multiple of the percentage change (positive or negative) in the value of the underlying reference instrument(s).

     Investment in indexed securities involves certain risks. In addition to the credit risk of the security's issuer and the normal risks of price changes in response to changes in interest rates, the principal amount of indexed securities may decrease as a result of changes in the value of reference instruments. Further, in the case of certain indexed securities in which the interest rate is linked to a reference instrument, the interest rate may be reduced to zero, and any further declines in the value of the security may then reduce the principal amount payable on maturity. Finally, indexed securities may be more volatile than the reference instruments underlying indexed securities.

     To reduce the effect of currency fluctuations on the value of existing or anticipated holdings of portfolio securities, a Portfolio may also engage in proxy hedging. Proxy hedging is often used when the currency to which the Portfolio is exposed is difficult to hedge or to hedge against the dollar. Proxy hedging entails entering into a forward contract to sell a currency whose changes in value are generally considered to be linked to a currency or currencies in which some or all of the Portfolio's securities are or are expected to be denominated, and to buy U.S. dollars. The amount of the contract would not exceed the value of the Portfolio's securities denominated in linked currencies. For example, if a Portfolio's Adviser considers that the Austrian schilling is linked to the German deutschmark (the "D-mark"), the Portfolio holds securities denominated in schillings and the Adviser believes that the value of schillings will decline against the U.S. dollar, the Adviser may enter into a contract to sell D-marks and buy dollars.


EURODOLLAR INSTRUMENTS

     A Portfolio may make investments in Eurodollar instruments. Eurodollar instruments are U.S. dollar-denominated futures contracts or options thereon which are linked to the London Interbank Offered Rate ("LIBOR"), although foreign currency-denominated instruments are available from time to time. Eurodollar futures contracts enable purchasers to obtain a fixed rate for the lending of funds and sellers to obtain a fixed rate for borrowings. A Portfolio might use Eurodollar futures contracts and options thereon to hedge against changes in LIBOR, to which many interest rate swaps and fixed-income instruments are linked.


SEGREGATION OF ASSETS

     A Portfolio may at times segregate assets in respect of certain transactions in which the Portfolio enters into a commitment to pay money or deliver securities at some future date (such as futures contracts or reverse repurchase agreements, to the extent not used for leverage). Any such segregated account will be maintained by the Trust's custodian and may contain cash, U.S. government securities, liquid high grade debt obligations, or other appropriate assets.

                            MANAGEMENT OF THE TRUST

     The following table provides biographical information with respect to each Trustee and officer of the Trust. Each Trustee who is an "interested person" of the Trust, as defined in the 1940 Act, is indicated by an asterisk.




                                 POSITION HELD
NAME AND ADDRESS                 WITH A FUND      PRINCIPAL OCCUPATION DURING PAST FIVE YEARS
------------------------------   --------------   --------------------------------------------------------------
Daniel J. Ludeman (41)*          Chairman         Chairman and Chief Executive Officer Mentor Investment
c/o Mentor Funds                 and Trustee      Group, Inc.; Chairman and Director Mentor Income Fund,
901 E. Byrd Street                                Inc., and America's Utility Fund, Inc.; Chairman and
Richmond, VA 23219                                Trustee, Cash Resource Trust, Mentor Variable Investment
                                                  Portfolios and Mentor Institutional Trust.

Arnold H. Dreyfuss (70)          Trustee          Chairman, Eskimo Pie Corporation; Trustee, Cash Resource
P.O. Box 18156                                    Trust, Mentor Variable Investment Portfolios and Mentor
Richmond, Virginia 23226                          Institutional Trust; Director, Mentor Income Fund, Inc. and
                                                  America's Utility Fund, Inc.; formerly, Chairman and Chief
                                                  Executive Officer, Hamilton Beach/Proctor-Silex, Inc.

Thomas F. Keller (67)            Trustee          R.J. Reynolds Industries Professor of Business Adminis-
Fuqua School of Business                          tration and Former Dean of Fuqua School of Business, Duke
Duke University                                   University; Director of LADD Furniture, Inc., Wendy's
Durham, NC 27706                                  International, Inc., American Business Products, Inc., Dimon,
                                                  Inc., and Biogen, Inc.; Director of Nations Balanced Target
                                                  Maturity Fund, Inc., Nations Government Income Term Trust
                                                  2003, Inc., Nations Government Income Term Trust 2004,
                                                  Inc., Hatteras Income Securities, Inc., Nations Institutional
                                                  Reserves, Nations Fund Trust, Nations Fund, Inc., Nations
                                                  Fund Portfolios, Inc., and Nations LifeGoal Funds, Inc.
                                                  Trustee, Cash Resource Trust, Mentor Variable Investment
                                                  Portfolios and Mentor Institutional Trust; Director, Mentor
                                                  Income Fund, Inc. and America's Utility Fund, Inc.

Louis W. Moelchert, Jr. (57)     Trustee          Vice President for Investments, University of Richmond;
University of Richmond                            Trustee, Cash Resource Trust, Mentor Variable Investment
Richmond, VA 23173                                Portfolios and Mentor Institutional Trust; Director, Mentor
                                                  Income Fund, Inc. and America's Utility Fund, Inc.

Troy A. Peery, Jr. (52)          Trustee          Trustee, Cash Resource Trust, Mentor Variable Investment
Heilig-Meyers Company                             Portfolios and Mentor Institutional Trust; Director, Mentor
2235 Staples Mill Road                            Income Fund, Inc. and America's Utility Fund, Inc.
Richmond, Virginia 23230                          Formerly, President of Heilig-Meyers Company.

                              POSITION HELD
NAME AND ADDRESS              WITH A FUND      PRINCIPAL OCCUPATION DURING PAST FIVE YEARS
---------------------------   --------------   --------------------------------------------------------------
Peter J. Quinn, Jr. (38)*     Trustee          Managing Director, Mentor Investment Group, LLC, and
c/o Mentor Funds                               Mentor Services Company, Inc.; Trustee, Cash Resource
901 E. Byrd Street                             Trust, Mentor Variable Investment Portfolios and Mentor
Richmond, VA 23219                             Institutional Trust; Director, Mentor Income Fund, Inc. and
                                               America's Utility Fund, Inc.

Arch T. Allen, III (58)       Trustee          Attorney at law, Raleigh, North Carolina; Trustee, Cash
c/o Mentor Funds                               Resource Trust, Mentor Variable Investment Portfolios and
901 E. Byrd Street                             Mentor Institutional Trust; Director, Mentor Income Fund,
Richmond, VA 23219                             Inc. and America's Utility Fund, Inc.; formerly, Vice
                                               Chancellor for Development and University Relations,
                                               University of North Carolina at Chapel Hill.

Weston E. Edwards (64)        Trustee          President, Weston Edwards & Associates; Trustee Cash
c/o Mentor Funds                               Resource Trust, Mentor Variable Investment Portfolios and
901 E. Byrd Street                             Mentor Institutional Trust; Director, Mentor Income Fund,
Richmond, VA 23219                             Inc. and America's Utility Fund, Inc.; Founder and
                                               Chairman, The Housing Roundtable; formerly, President,
                                               Smart Mortgage Access, Inc.

Jerry R. Barrentine (64)      Trustee          President, J.R. Barretine & Associates; Trustee, Cash
c/o Mentor Funds                               Resource Trust, Mentor Variable Investment Portfolios and
901 E. Byrd Street                             Mentor Institutional Trust; Director, Mentor Income Fund,
Richmond, VA 23219                             Inc. and America's Utility Fund, Inc.; formerly, Executive
                                               Vice President and Chief Financial Officer, Barclays/
                                               American Mortgage Director Corporation; Managing Partner,
                                               Barrentine Lott & Associates.

J. Garnett Nelson (59)        Trustee          Consultant, Mid-Atlantic Holdings, LLC; Trustee, Cash
c/o Mentor Funds                               Resource Trust, Mentor Variable Investment Portfolios and
901 E. Byrd Street                             Mentor Institutional Trust; Director, Mentor Income Fund,
Richmond, VA 23219                             Inc., America's Utility Fund, Inc., GE Investment Funds,
                                               Inc., and Lawyers Title Corporation; Member, Investment
                                               Advisory Committee, Virginia Retirement System; formerly,
                                               Senior Vice President, The Life Insurance Company of
                                               Virginia.

Paul F. Costello (38)         President        Managing Director, Mentor Investment Group, LLC;
c/o Mentor Funds                               President, Cash Resource Trust, Mentor Income Fund, Inc.,
901 E. Byrd Street                             Mentor Institutional Trust, Mentor Variable Investment
Richmond, VA 23219                             Portfolios and America's Utility Fund, Inc.; Director, Mentor
                                               Perpetual Advisors, LLC.

                          POSITION HELD
NAME AND ADDRESS          WITH A FUND      PRINCIPAL OCCUPATION DURING PAST FIVE YEARS
-----------------------   --------------   ------------------------------------------------------------
Terry L. Perkins (51)     Treasurer,       Senior Vice President and Treasurer, Mentor Investment
c/o Mentor Funds          Secretary        Group, LLC; Treasurer, Mentor Institutional Trust, Cash
901 E. Byrd Street                         Resource Trust, Mentor Variable Investment Portfolios,
Richmond, VA 23219                         Mentor Income Fund, Inc.

Michael Wade (32)         Assistant        Vice President and Controller, Mentor Investment Group,
c/o Mentor Funds          Treasurer        LLC Assistant Treasurer, Mentor Income Fund, Inc., Cash
901 E. Byrd Street                         Resource Trust, Mentor Institutional Trust, Mentor Variable
Richmond, VA 23219                         Investment Portfolios and America's Utility Fund.



     The table below shows the fees paid to each Trustee by the Trust for the 1998 fiscal year and the fees paid to each Trustee by all funds in the Mentor family (including the Trust) during the 1998 calendar year.





                                     AGGREGATE COMPENSATION     TOTAL COMPENSATION FROM ALL
                                         FROM THE TRUST          COMPLEX FUNDS (29 FUNDS)
                                     (FISCAL YEAR END 1998)        (CALENDAR YEAR 1998)
                                    ------------------------   ----------------------------
Daniel J. Ludeman ...............            $    0                       $     0
Arnold H. Dreyfuss ..............            $4,994                       $32,000
Thomas F. Keller ................            $4,121                       $32,000
Louis W. Moelchert, Jr. .........            $4,811                       $32,000
J. Garnett Nelson ...............            $4,634                       $40,000
Troy A. Peery, Jr. ..............            $4,634                       $32,000
Peter J. Quinn, Jr. .............            $    0                       $     0
Jerry R. Barrentine .............            $4,811                       $40,000
Weston E. Edwards ...............            $4,634                       $42,000
Arch T. Allen III ...............            $4,634                       $35,000


----------
     The Trustees do not receive pension or retirement benefits from the Trust.


     The Declaration of Trust of the Trust provides that the Trust will indemnify its Trustees and officers against liabilities and expenses incurred in connection with litigation in which they may be involved because of their offices with the Trust, except if it is determined in the manner specified in the Agreement and Declaration of Trust that they have not acted in good faith in the reasonable belief that their actions were in the best interests of the Trust or that such indemnification would relieve any officer or Trustee of any liability to the Trust or its Shareholders by reason of willful misfeasance, bad faith, gross negligence, or reckless disregard of his or her duties. The Trust, at its expense, provides liability insurance for the benefit of its Trustees and officers.


                        PRINCIPAL HOLDERS OF SECURITIES


   As of January   , 1999, there were no outstanding shares of either Portfolio.

                         INVESTMENT ADVISORY SERVICES

     Mentor Investment Advisors, LLC ("Mentor Advisors") serves as investment adviser to the High Yield Portfolio. Mentor Perpetual Advisors, LLC ("Mentor Perpetual") serves as investment adviser to the Perpetual Global Emerging Companies Portfolio.

     Mentor Advisors is a wholly owned subsidiary of Mentor Investment Group, LLC, ("Mentor Investment Group") which is a subsidiary of Wheat First Butcher Singer, Inc. ("WFBS"). Mentor Perpetual is owned equally by Mentor Advisors and Perpetual plc, a diversified financial services holding company. EVEREN Capital Corporation has a 20% ownership in Mentor Investment Group and may acquire additional ownership based principally on the amount of Mentor Investment Group's revenues derived from assets attributable to clients of EVEREN Securities, Inc. and its affiliates.

     Subject to the general oversight of the Trustees, each investment adviser manages the applicable Portfolio in accordance with the stated policies of that Portfolio and of the Trust. Each makes investment decisions for the Portfolio and places the purchase and sale orders for portfolio transactions. The investment advisers and sub-advisers bear all their expenses in connection with the performance of their services (except as may be approved from time to time by the Trustees) and pay the salaries of all officers and employees who are employed by them and the Trust.



     Each Portfolio's investment adviser provides the Trust with investment officers who are authorized to execute purchases and sales of securities. Investment decisions for the Trust and for the other investment advisory clients of the investment advisers and their affiliates are made with a view to achieving their respective investment objectives. Investment decisions are the product of many factors in addition to basic suitability for the particular client involved. Thus, a particular security may be bought or sold for certain clients even though it could have been bought or sold for other clients at the same time. Likewise, a particular security may be bought for one or more clients when one or more other clients are selling the security. In some instances, one client may sell a particular security to another client. It also sometimes happens that two or more clients simultaneously purchase or sell the same security, in which event each day's transactions in such security are, insofar as possible, averaged as to price and allocated between such clients in a manner which in the investment adviser's or sub-adviser's opinion is equitable to each and in accordance with the amount being purchased or sold by each. There may be circumstances when purchases or sales of securities for one or more clients will have an adverse effect on other clients. In the case of short-term investments, the Treasury area of Mentor Investment Group handles purchases and sales under guidelines approved by investment officers of the Trust. Each investment adviser and sub-adviser employs professional staffs of portfolio managers who draw upon a variety of resources for research information for the Trust.


     Expenses incurred in the operation of a Portfolio or otherwise allocated to a Portfolio, including but not limited to taxes, interest, brokerage fees and commissions, compensation paid under a Portfolio's 12b-1 plan and the Shareholder Service Plan, fees to Trustees who are not officers, directors, stockholders, or employees of Wheat, First Securities, Inc. and its subsidiaries, SEC fees and related expenses, state Blue Sky qualification fees, charges of the custodian and transfer and dividend disbursing agents, outside auditing, accounting, and legal services, charges for the printing of prospectuses and statements of additional information for regulatory purposes or for distribution, and certain costs incurred by Mentor Investment Group in responding to shareholder inquiries as approved by the Trustees from time to time, to shareholders, certain shareholder report charges and charges relating to corporate matters are borne by the Portfolio.

     Under the applicable Management Contract with the Trust in respect of each Portfolio, subject to such policies as the Trustees may determine, Mentor Advisors or Mentor Perpetual, as the case may be, at its expense, furnishes continuously an investment program for the Portfolio and makes investment decisions on behalf of the Portfolio. Mentor Advisors or Mentor Perpetual, as the case may be, may place portfolio transactions with broker-dealers which furnish Mentor Advisors or Mentor Perpetual, without cost to it, certain research, statistical and quotation services of value to Mentor Advisors or Mentor Perpetual and their affiliates in advising the Portfolio and other clients. In so doing, Mentor Advisors or Mentor Perpetual may cause a Portfolio to pay greater brokerage commissions than it might otherwise pay.

     Each Management Contract provides that Mentor Advisors or Mentor Perpetual, as the case may be, shall not be subject to any liability to a Portfolio or to any shareholder of a Portfolio for any act or omission in the course of or connected with rendering services to a Portfolio in the absence of its willful misfeasance, bad faith, gross negligence, or reckless disregard of its duties.


     Each of the Management Contracts is subject to annual approval (beginning in 2001) by (i) the Trustees or (ii) vote of a majority (as defined in the 1940
Act) of the outstanding voting securities of the affected Portfolio, provided that in either event the continuance is also approved by a majority of the Trustees who are not "interested persons" (as defined in the 1940 Act) of the Trust or the investment adviser in question, by vote cast in person at a meeting called for the purpose of voting on such approval. The Management Contracts are terminable without penalty, on not more than sixty days' notice and not less than thirty days' notice, by the Trustees, by vote of the holders of a majority of the affected Portfolio's shares, or by the applicable investment adviser. Each terminates automatically in the event of its assignment (as defined in the 1940 Act).



MANAGEMENT FEES


     The investment adviser of each Portfolio receives an annual management fee from such Portfolio (which is described in the relevant Prospectus).



                            ADMINISTRATIVE SERVICES

     Mentor Investment Group, LLC serves as administrator to each of the Portfolios pursuant to an Administration Agreement.

     Pursuant to the Administration Agreement, Mentor Investment Group provides continuous business management services to the Portfolios and, subject to the general oversight of the Trustees, manages all of the business and affairs of the Portfolios subject to the provisions of the Trust's Declaration of Trust, By-laws and the 1940 Act, and other policies and instructions the Trustees may from time to time establish. Mentor Investment Group pays the compensation of all officers and executive employees of the Trust (except those employed by or serving at the request of an investment adviser or sub-adviser) and makes available to the Trust the services of its directors, officers, and employees as elected by the Trustees or officers of the Trust. In addition, Mentor Investment Group provides all clerical services relating to the Portfolios' business. As compensation for its services, Mentor Investment Group receives a fee from each Portfolio calculated daily at the annual rate of .10% of a Portfolio's average daily net assets.

     The Administration Agreement must be approved at least annually with respect to each Portfolio by a vote of a majority of the Trustees who are not interested persons of Mentor Investment Group or the Trust. The Agreement may be terminated at any time without penalty on 30 days notice by Mentor Investment Group, or immediately in respect of any Portfolio upon notice by the Trustees or by vote of a majority of the outstanding voting securities of that Portfolio. The Agreement terminates automatically in the event of any assignment (as defined in the 1940 Act).



                          SHAREHOLDER SERVICING PLAN

     The Trust has adopted a Shareholder Servicing Plan (the "Service Plan") with Mentor Distributors, LLC with respect to the Class A and Class B shares of each Portfolio. Pursuant to the Service Plan, financial institutions will enter into shareholder service agreements to provide administrative support services to their customers who from time to time may be record or beneficial owners of shares of one or more Portfolios. In return for providing these support services, a financial institution may receive payments from one or more Portfolios at a rate not exceeding .25% of the average daily net assets of the Class A or Class B shares of the particular Portfolio or Portfolios owned by the financial institution's customers for whom it is the holder of record or with whom it has a servicing relationship. The Service Plan is designed to stimulate financial institutions to render administrative support services to the Portfolios and their shareholders. These administrative support services include, but are not limited to, the following functions: providing office space, equipment, telephone facilities, and various personnel including clerical, supervisory, and computer personnel as necessary or beneficial to establish and maintain shareholder accounts and records; processing purchase and redemption transactions and automatic investments of client account cash balances; answering routine client inquiries regarding the Portfolios; assisting clients in changing dividend options, account designations and addresses; and providing such other services as the Portfolios reasonably request.


     In addition to receiving payments under the Service Plan, financial institutions may be compensated by the investment adviser, a sub-adviser, and/or Mentor Investment Group, or affiliates thereof, for providing administrative support services to holders of Class A or Class B shares of the Portfolios. These payments will be made directly by the investment adviser and/or Mentor Investment Group or affiliates, as applicable, and will not be made from the assets of any of the Portfolios.



                            BROKERAGE TRANSACTIONS

     Transactions on U.S. stock exchanges, commodities markets, and futures markets and other agency transactions involve the payment by a Portfolio of negotiated brokerage commissions. Such commissions vary among different brokers. A particular broker may charge different commissions according to such factors as the difficulty and size of the transaction. Transactions in foreign investments often involve the payment of fixed brokerage commissions, which may be higher than those in the United States. There is generally no stated commission in the case of securities traded in the over-the-counter markets, but the price paid by the Trust usually includes an undisclosed dealer commission or mark-up. In underwritten offerings, the price paid by the Trust includes a disclosed, fixed commission or discount retained by the underwriter or dealer. It is anticipated that most purchases and sales of securities by funds investing primarily in certain fixed-income securities will be with the issuer or with underwriters of or dealers in those securities, acting as principal. Accordingly, those funds would not ordinarily pay significant brokerage commissions with respect to securities transactions.

     It has for many years been a common practice in the investment advisory business for advisers of investment companies and other institutional investors to receive brokerage and research services (as defined in the Securities Exchange Act of 1934, as amended (the "1934 Act")) from broker-dealers that execute portfolio transactions for the clients of such advisers and from third parties with which such broker-dealers have arrangements. Consistent with this practice, each investment adviser may receive brokerage and research services and other similar services from many broker-dealers with which such investment adviser or sub- adviser places a Portfolio's portfolio transactions and from third parties with which these broker-dealers have arrangements. These services include such matters as general economic and market reviews, industry and company reviews, evaluations of investments, recommendations as to the purchase and sale of investments, newspapers, magazines, pricing services, quotation services, news services and personal computers utilized by the investment adviser's managers and analysts. Where the services referred to above are not used exclusively by the investment adviser for research purposes, the investment adviser, based upon its own allocations of expected use, bears that portion of the cost of these services which directly relates to its non-research use. Some of these services are of value to the investment adviser or sub-adviser and its affiliates in advising various of its clients (including the Portfolios), although not all of these services are necessarily useful and of value in managing all or any of the Portfolios. The management fee paid by a Portfolio is not reduced because its investment adviser or sub-adviser or any of their affiliates receive these services even though the investment adviser might otherwise be required to purchase some of these services for cash.

     A Portfolio's investment adviser places all orders for the purchase and sale of portfolio investments for the Portfolio and buys and sells investments for the Portfolio through a substantial number of brokers and dealers. The investment adviser seeks the best overall terms available for the Portfolio, except to the extent the investment adviser may be permitted to pay higher brokerage commissions as described below. In doing so, the investment adviser, having in mind the Portfolio's best interests, considers all factors it deems relevant, including, by way of illustration, price, the size of the transaction, the nature of the market for the security or other investment, the amount of the commission, the timing of the transaction taking into account market prices and trends, the reputation, experience and financial stability of the broker-dealer involved and the quality of service rendered by the broker-dealer in other transactions.

     As permitted by Section 28(e) of the 1934 Act, and by the advisory agreements, a Portfolio's investment adviser may cause the Portfolio to pay a broker-dealer which provides "brokerage and research services" (as defined in the 1934 Act) to that adviser an amount of disclosed commission for effecting securities transactions on stock exchanges and other transactions for the Portfolio on an agency basis in excess of the commission which another broker-dealer would have charged for effecting that transaction. The investment adviser's authority to cause a Portfolio to pay any such greater commissions is also subject to such policies as the Trustees may adopt from time to time. It is the position of the staff of the Securities and Exchange Commission that
Section 28(e) does not apply to the payment of such greater commissions in "principal" transactions. Accordingly, each investment adviser will use its best efforts to obtain the best overall terms available with respect to such transactions, as described above.

     Consistent with the Rules of Fair Practice of the National Association of Securities Dealers, Inc. and subject to such other policies as the Trustees may determine, an investment adviser may consider sales of shares of a Portfolio (and, if permitted by law, of the other funds in the Mentor family) as a factor in the selection of broker-dealers to execute portfolio transactions for a Portfolio.

     The Trustees have determined that portfolio transactions for the Trust may be effected through Wheat, First Securities, Inc. ("Wheat"), First Union Brokerage Services ("FUBS"), and EVEREN Securities, Inc. ("EVEREN"), broker-dealers affiliated with Mentor Advisors and Mentor Perpetual. The Trustees have adopted certain policies incorporating the standards of Rule 17e-l issued by the SEC under the 1940 Act which requires, among other things, that the commissions paid to Wheat, FUBS, and EVEREN must be reasonable and fair compared to the commissions, fees, or other remuneration received by other brokers in connection with comparable transactions involving similar securities during a comparable period of time. Wheat, FUBS, and EVEREN will not participate in brokerage commissions given by a Portfolio to other brokers or dealers. Over-the-counter purchases and sales are transacted directly with principal market makers except in those cases in which better prices and executions may be obtained elsewhere. A Portfolio will in no event effect principal transactions with Wheat, FUBS, and EVEREN in over-the-counter securities in which Wheat, FUBS, or EVEREN makes a market.


     Under rules adopted by the SEC, Wheat, FUBS, and EVEREN may not execute transactions for a Portfolio on the floor of any national securities exchange, but may effect transactions for a Portfolio by transmitting orders for execution and arranging for the performance of this function by members of the exchange not associated with them. Wheat, FUBS, and EVEREN will be required to pay fees charged to those persons performing the floor brokerage elements out of the brokerage compensation they receive from a Portfolio. The Trust has been advised by Wheat that on most transactions, the floor brokerage generally constitutes from 5% and 10% of the total commissions paid.



                               HOW TO BUY SHARES

     Except under certain circumstances described in the Trust's or an individual Portfolio's prospectus, Class A shares of the Portfolios are sold at their net asset value plus an applicable sales charge on days the New York Stock Exchange is open for business. Class B shares of the Portfolios and Institutional Shares of the Portfolios are sold at their net asset value with no sales charge on days the New York Stock Exchange is open for business. The procedure for purchasing Class A, Class B, and Institutional Shares of the Portfolios is explained in the relevant Prospectus under the section entitled "How to Buy Shares."


                                 DISTRIBUTION


     Each of the Portfolios makes payments to Mentor Distributors, LLC in accordance with its respective Distribution Plan adopted in respect of Class B shares pursuant to Rule 12b-1 under the Investment Company Act of 1940.



                          DETERMINING NET ASSET VALUE

     A Portfolio determines the net asset value per share of each class once each day the New York Exchange (the "Exchange") is open as of the close of regular trading on the Exchange. Currently, the Exchange is closed Saturdays, Sundays and the following holidays: New Year's Day, Dr. Martin Luther King, Jr. Day, Presidents' Day, Good Friday, Memorial Day, the Fourth of July, Labor Day, Thanksgiving and Christmas.

     Securities for which market quotations are readily available are valued at prices which, in the opinion of a Portfolio's investment adviser or sub-adviser, most nearly represent the market values of such securities. Currently, such prices are determined using the last reported sale price or, if no sales are reported (as in the case of some securities traded over-the-counter), the last reported bid price, except that certain U.S. Government securities are stated at the mean between the last reported bid and asked prices. Short-term investments having remaining maturities of 60 days or less are stated at amortized cost, which approximates market value. All other securities and assets are valued at their fair value following procedures approved by the Trustees. Liabilities are deducted from the total, and the resulting amount is divided by the number of shares of the class outstanding.

     Reliable market quotations are not considered to be readily available for long-term corporate bonds and notes, certain preferred stocks, tax-exempt securities, or certain foreign securities. These investments are stated at fair value on the basis of valuations furnished by pricing services approved by the Trustees, which determine valuations for normal, institutional- size trading units of such securities using methods based on market transactions for comparable securities and various relationships between securities which are generally recognized by institutional traders.

     If any securities held by a Portfolio are restricted as to resale, the Portfolio's investment adviser or sub-adviser determines their fair values. The fair value of such securities is generally determined as the amount which a Portfolio could reasonably expect to realize from an orderly disposition of such securities over a reasonable period of time. The valuation procedures applied in any specific instance are likely to vary from case to case. However, consideration is generally given to the financial position of the issuer and other fundamental analytical data relating to the investment and to the nature of the restrictions on disposition of the securities (including any registration expenses that might be borne by the Portfolio in connection with such disposition). In addition, specific factors are also generally considered, such as the cost of the investment, the market value of any unrestricted securities of the same class (both at the time of purchase and at the time of valuation), the size of the holding, the prices of any recent transactions or offers with respect to such securities and any available analysts' reports regarding the issuer.


     In the case of certain fixed-income securities, including certain less common mortgage-backed securities, market quotations are not readily available to the Portfolios on a daily basis, and pricing services may not provide price quotations. In such cases, the Portfolio's investment adviser is typically able to obtain dealer quotations for each of the securities on at least a weekly basis. On any day when it is not practicable for the investment adviser to obtain an actual dealer quotation for a security, the investment adviser or sub-adviser may reprice the securities based on changes in the value of a U.S. Treasury security of comparable duration. When the next dealer quotation is obtained, the investment adviser compares the dealer quote against the price obtained by it using its U.S. Treasury-spread calculation, and makes any necessary adjustments to its calculation methodology. The investment adviser attempts to obtain dealer quotes for each security at least weekly, and on any day when there has been an unusual occurrence affecting the securities which, in the investment adviser's view, makes pricing the securities on the basis of U.S. Treasuries unlikely to provide a fair value of the securities.


     Generally, trading in certain securities (such as foreign securities) is substantially completed each day at various times prior to the close of the Exchange. The values of these securities used in determining the net asset value of a class of shares are computed as of such times. Also, because of the amount of time required to collect and process trading information as to large numbers of securities issues, the values of certain securities (such as convertible bonds, U.S. Government securities, and tax-exempt securities) are determined based on market quotations collected earlier in the day at the latest practicable time prior to the close of the Exchange. Occasionally, events affecting the value of such securities may occur between such times and the close of the Exchange which will not be reflected in the computation of net asset value. If events materially affecting the value of such securities occur during such period, then these securities will be valued at their fair value following procedures approved by the Trustees.

     Trading in securities on European and Far Eastern securities exchanges and over-the-counter markets is normally completed well before the close of business on each business day in New York (i.e., a day on which the Exchange is open). In addition, European or Far Eastern securities trading generally or in a particular country or countries may not take place on all business days in New York. Furthermore, trading takes place in Japanese markets on certain Saturdays and in various foreign markets on days which are not business days in New York and on which net asset value is not calculated. A Portfolio calculates net asset value per share of each class, and therefore effects sales, redemptions and repurchases of its shares, as of the close of the Exchange once on each day on which the Exchange is open. Such calculation does not take place contemporaneously with the determination of the prices of the majority of the portfolio securities used in such calculation. If events materially affecting the value of such securities occur between the time when their price is determined and the time when a classes' net asset value is calculated, such securities will be valued at fair value as determined in good faith by procedures approved as required by the Trustees.


                              REDEMPTIONS IN KIND

     Although each Portfolio intends to redeem Class A, Class B and Institutional Shares in cash, it reserves the right under certain circumstances to pay the redemption price in whole or in part by a distribution of securities from its investment portfolio. Redemptions in kind will be made in conformity with applicable SEC rules, taking such securities at the same value employed in determining net asset value and selecting the securities in a manner that the Trustees determine to be fair and equitable. The Trust has elected to be governed by Rule 18f-1 of the 1940 Act, under which a Portfolio is obligated to redeem shares for any one shareholder in cash only up to the lesser of $250,000 or 1% of the respective classes' net asset value during any 90-day period.


                                     TAXES

     Each Portfolio intends to qualify each year and elect to be taxed as a regulated investment company under Subchapter M of the United States Internal Revenue Code of 1986, as amended (the "Code").

     As a regulated investment company qualifying to have its tax liability determined under Subchapter M, a Portfolio will not be subject to federal income tax on any of its net investment income or net realized capital gains that are distributed to shareholders. A Portfolio will not under present law be subject to any excise or income taxes in Massachusetts.

     In order to qualify as a "regulated investment company," a Portfolio must, among other things, (a) derive at least 90% of its gross income from dividends, interest, payments with respect to securities loans, gains from the sale or other dispositions of stock, securities, or foreign currencies, and other income (including but not limited to gains from options, futures, or forward contracts) derived with respect to its business of investing in such stock, securities, or currencies; and (b) diversify its holdings so that, at the close of each quarter of its taxable year, (i) at least 50% of the market value of its total assets consists of cash and cash items, U.S. Government

Securities, securities of other regulated investment companies, and other securities limited generally with respect to any one issuer to not more than 5% of the value of its total assets and not more than 10% of the outstanding voting securities of such issuer, and (ii) not more than 25% of the value of its total assets is invested in the securities (other than those of the U.S. Government or other regulated investment companies) of any issuer or of two or more issuers which the Portfolio controls and which are engaged in the same, similar, or related trades or businesses. In order to receive the favorable tax treatment accorded regulated investment companies and their shareholders, moreover, a Portfolio must in general distribute at least 90% of the sum of its taxable net investment income, its net tax-exempt income, and the excess, if any, of net short-term capital gains over net long-term capital losses for such year.

     If a Portfolio failed to qualify as a regulated investment company accorded special tax treatment in any taxable year, the Portfolio would be subject to tax on its taxable income at corporate rates, and all distributions from earnings and profits, including any distributions of net tax-exempt income and net long-term capital gains, would be taxable to shareholders as ordinary income. In addition, a Portfolio could be required to recognize unrealized gains, pay substantial taxes and interest and make substantial distributions before requalifying as a regulated investment company that is accorded special tax treatment.

     If a Portfolio fails to distribute in a calendar year substantially all of its taxable ordinary income for such year and substantially all of its capital gain net income for the one-year period ending October 31, plus any retained amount from the prior year, the Portfolio will be subject to a 4% excise tax on the undistributed amounts. A dividend paid to shareholders by a Portfolio in January of a year generally is deemed to have been paid by the Portfolio on December 31 of the preceding year, if the dividend was declared and payable to shareholders of record on a date in October, November or December of that preceding year. Each Portfolio intends generally to make distributions sufficient to avoid imposition of the 4% excise tax.

     Distributions from a Portfolio (other than exempt-interest dividends, as discussed below) will be taxable to shareholders as ordinary income to the extent derived from the Portfolio's investment income and net short-term gains. Distributions of net capital gain (that is, the excess of net gains from capital assets held by the Portfolio for more than one year over net losses from capital assets held for not more than one year) that are designed as capital gain dividends will be taxable to shareholders as long-term capital gain, which is generally taxable to individuals at a 20% rate.

     Dividends and distributions on a Portfolio's shares are generally subject to federal income tax as described herein to the extent they do not exceed the Portfolio's realized income and gains, even though such dividends and distributions may economically represent a return of a particular shareholder's investment. Such distributions are likely to occur in respect of shares purchased at a time when a Portfolio's net asset value reflects gains that are either unrealized, or realized but not distributed. Such realized gains may be required to be distributed even when a Portfolio's net asset value also reflects unrealized losses.

     EXEMPT-INTEREST DIVIDENDS. A Portfolio will be qualified to pay exempt-interest dividends to its shareholders only if, at the close of each quarter of the Portfolio's taxable year, at least 50% of the total value of the Portfolio's assets consists of obligations the interest on which is exempt from federal income tax. Distributions that a Portfolio properly designates as exempt-interest dividends are treated by shareholders as interest excludable from their gross income for federal income tax purposes but may be taxable for federal alternative minimum tax purposes and for state and local purposes. If a Portfolio intends to be qualified to pay exempt-interest dividends, the Portfolio may be limited in its ability to enter into taxable transactions involving forward commitments, or repurchase agreements, financial futures, and options contracts on financial futures, tax-exempt bond indices, and other assets.

     Part or all of the interest on indebtedness, if any, incurred or continued by a shareholder to purchase or carry shares of a Portfolio paying exempt-interest dividends is not deductible. The portion of interest that is not deductible is equal to the total interest paid or accrued on the indebtedness, multiplied by the percentage of a Portfolio's total distributions (not including distributions from net capital gain) paid to the shareholder that are exempt-interest dividends. Under rules used by the Internal Revenue Service for determining when borrowed funds are considered used for the purpose of purchasing or carrying particular assets, the purchase of shares may be considered to have been made with borrowed funds even though such funds are not directly traceable to the purchase of shares.

     In general, exempt-interest dividends, if any, attributable to interest received on certain private activity obligations and certain industrial development bonds will not be tax-exempt to any shareholders who are "substantial users" of the facilities financed by such obligations or bonds or who are "related persons" of such substantial users.

     A Portfolio which is qualified to pay exempt-interest dividends will inform investors within 60 days of the Portfolio's fiscal year-end of the percentage of its income distributions designated as tax-exempt. The percentage is applied uniformly to all distributions made during the year. The percentage of income designated as tax-exempt for any particular distribution may be substantially different from the percentage of the Portfolio's income that was tax-exempt during the period covered by the distribution.

     HEDGING TRANSACTIONS. If a Portfolio engages in hedging transactions, including hedging transactions in options, futures contracts, and straddles, or other similar transactions, it will be subject to special tax rules (including constructive sale, mark-to-market, straddle, wash sale, and short sale rules), the effect of which may be to accelerate income to the Portfolio, defer losses to the Portfolio, cause adjustments in the holding periods of the Portfolio's securities, or convert short-term capital losses into long-term capital losses. These rules could therefore affect the amount, timing and character of distributions to shareholders. Each Portfolio will endeavor to make any available elections pertaining to such transactions in a manner believed to be in the best interests of the Portfolio.

     RETURN OF CAPITAL DISTRIBUTIONS. If a Portfolio makes a distribution to you in excess of its current and accumulated "earnings and profits" allocable to such distribution, the excess distribution will be treated as a return of capital to the extent of your tax basis in your shares, and thereafter as capital gain. A return of capital is not taxable, but it reduces your tax basis in your shares, thus reducing any loss or increasing any gain on a subsequent taxable disposition by you or your shares.

     SECURITIES ISSUED OR PURCHASED AT A DISCOUNT. A Portfolio's investment in securities issued at a discount and certain other obligations will (and investments in securities purchased at a discount may) require the Portfolio to accrue and distribute income not yet received. In order to generate sufficient cash to make the requisite distributions, a Portfolio may be required to sell securities in its portfolio that it otherwise would have continued to hold.

     FOREIGN CURRENCY-DENOMINATED SECURITIES AND RELATED HEDGING TRANSACTIONS. A Portfolio's transactions in foreign currencies, foreign currency-denominated debt securities and certain foreign currency options, futures contracts, and forward contacts (and similar instruments) may give rise to ordinary income or loss to the extent such income or loss results from fluctuations in the value of the foreign currency concerned.

     Certain of a Portfolio's transactions, if any, in foreign currencies or foreign currency-denominated instruments are likely to produce a difference between its book income and its taxable income. If a Portfolio's book income exceeds its taxable income, the distribution (if any) of such excess will be treated as a dividend to the extent of the Portfolio's remaining earnings and profits (including earnings and profits arising from tax-exempt income), and thereafter as a return of capital or as gain from the sale or exchange of a capital asset, as the case may be. If a Portfolio's book income is less than its taxable income, the Portfolio could be required to make distributions exceeding book income to qualify as a regulated investment company that is accorded special tax treatment.

     FOREIGN TAX CREDIT. If more than 50% of a Portfolio's assets at year end consists of the stock or securities of foreign corporations, the Portfolio may elect to permit shareholders to claim a credit or deduction on their income tax returns for their pro rata portion of qualified taxes paid by the Portfolio to foreign countries in respect of foreign securities the Portfolio has held for at least the minimum period, if any, specified in the Code. In such a case, shareholders will include in gross income from foreign sources their pro rata shares of such taxes. A shareholder's ability to claim a foreign tax credit or deduction in respect of foreign taxes paid by the Portfolio may be subject to certain limitations imposed by the Code, as a result of which a shareholder may not get a full credit or deduction for the amount of such taxes. Shareholders who do not itemize on their federal income tax returns may claim a credit (but no deduction) for such foreign taxes.

     PASSIVE FOREIGN INVESTMENT COMPANIES. Investment by a Portfolio in certain "passive foreign investment companies" ("PFICs") could subject the Portfolio to a U.S. federal income tax (including interest charges) on distributions received from the company or on proceeds received from the disposition of shares in the company, which tax cannot be eliminated by making distributions to Portfolio shareholders. However, the Portfolio in certain circumstances, may elect to treat a passive foreign investment company as a "qualified electing fund," in which case the Portfolio will be required to include its share of the company's income and net capital gain in income annually, regardless of whether it receives any distribution from the company. The Portfolio also may make an election to mark the gains (and to a limited extent losses) in such holdings "to the market" as though it had sold and repurchased its holdings in those PFICs on the last day of the Portfolio's taxable year. Such gains and losses are treated as ordinary income and loss, as are gains on disposition of the stock and losses on disposition of the stock is to the extent of previous inclusions in income. The qualified electing fund and mark-to-market elections may have the effect of accelerating the recognition of income (without the receipt of cash) and increasing the amount required to be distributed for the Portfolio to avoid taxation. Making either of these elections therefore may require a Portfolio to liquidate other investments (including when it is not advantageous to do so) to meet its distribution requirement, which also may accelerate the recognition of gain and affect a Portfolio's total return.

     SALE OR REDEMPTION OF SHARES. The sale, exchange or redemption of Portfolio shares may give rise to a gain or loss. In general, any gain realized upon a taxable disposition of shares held for more than one year will be


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

taxed as long-term capital gain. Such gain is, in the case of an individual, generally taxed at a 20% rate. However, if a shareholder sells shares at a loss within six months of purchase, any loss will be disallowed for federal income tax purposes to the extent of any exempt-interest dividends received on such shares. In addition, any loss (not already disallowed as provided in the preceding sentence) realized upon a taxable disposition of shares held for six months or less will be treated as long-term, rather than short-term, capital loss to the extent of any long-term capital gain distributions received by the shareholder with respect to the shares. All or a portion of any loss realized upon a taxable disposition of Portfolio shares will be disallowed if other Portfolio shares are purchased within 30 days before or after the disposition. In such a case, the basis of the newly purchased shares will be adjusted to reflect the disallowed loss.

     SHARES PURCHASED THROUGH TAX-QUALIFIED PLANS. Special tax rules apply to investments through defined contribution plans and other tax-qualified plans. Shareholders should consult their tax adviser to determine the suitability of shares of a Portfolio as an investment through such plans and the precise effect of an investment on their particular tax situation.

     BACKUP WITHHOLDING. A Portfolio generally is required to withhold and remit to the U.S. Treasury 31% of the taxable dividends and other distributions (including in redemption of Portfolio shares) paid to any individual shareholder who fails to furnish the Portfolio with a correct taxpayer identification number (TIN), who has under- reported dividend or interest income, or who fails to certify to the Portfolio that he or she is not subject to such withholding. Shareholders who fail to furnish their current TIN are subject to a penalty of $50 for each such failure unless the failure is due to reasonable cause and not wilful neglect. An individual's taxpayer identification number is his or her social security number.

     The foregoing is a general and abbreviated summary of the applicable provisions of the Code and related regulations currently in effect. For the complete provisions, reference should be made to the pertinent Code sections and regulations. The Code and regulations are subject to change by legislative or administrative actions. Dividends, distributions, and redemption proceeds also may be subject to state, local, foreign and other taxes. Shareholders are urged to consult their tax advisers regarding specific questions as to federal, state, local or foreign taxes. The foregoing discussion relates solely to U.S. federal income tax law. Non-U.S. investors should consult their tax advisers concerning the tax consequences of ownership of shares of the Portfolio, including the possibility that distributions may be subject to a 30% United States withholding tax (or a reduced rate of withholding provided by treaty).



                            INDEPENDENT ACCOUNTANTS

     [    ] are the Trust's independent accountants, providing audit services, tax return review and other tax consulting services.

                                   CUSTODIAN

     Investors Fiduciary Trust Company, located at 127 West 10th Street, Kansas City, Missouri, is the custodian of each Portfolio, except that State Street Bank & Trust Company, P.O. Box 8602, Boston, Massachusetts serves as custodian to the Perpetual Global Emerging Companies Portfolio and as the foreign custodian to each of the other Portfolios in respect of foreign assets. A custodian's responsibilities include generally safeguarding and controlling a Portfolio's cash and securities, handling the receipt and delivery of securities, and collecting interest and dividends on a Portfolio's investments.

                    MEMBERS OF INVESTMENT MANAGEMENT TEAMS


     The following persons are investment personnel of the Portfolio's investment advisers, as indicated.


MENTOR INVESTMENT ADVISORS, LLC
LARGE CAPITALIZATION QUALITY EQUITY GROWTH

JOHN G. DAVENPORT, CFA -- MANAGING DIRECTOR, CHIEF INVESTMENT OFFICER
Mr. Davenport has 12 years of investment management experience. He joined the firm after leading equity research at the investment management firm of Lowe, Brockenbrough, & Tattersall, Inc. Mr. Davenport graduated from the University of Richmond and has an MBA from the University of Virginia.

RICHARD H. SKEPPSTROM II -- SENIOR VICE PRESIDENT, PORTFOLIO MANAGER
Mr. Skeppstrom has 7 years of investment management experience. Before joining the firm he was a global portfolio analyst for Saudi International Bank Portfolio Advisors. Mr. Skeppstrom began his career as a pension and benefit analyst at Johnson & Higgins of Virginia. He has earned both an undergraduate degree and an MBA from the University of Virginia.

CHRISTOPHER W. RUSBULDT, CFA -- VICE PRESIDENT, PORTFOLIO MANAGER
Mr. Rusbuldt joined the firm in 1995 and has 7 years' investment experience. Previously, he was an equity research analyst for Wheat First Butcher Singer. He began his career as a banker in the corporate group at NationsBank. Mr. Rusbuldt is a graduate of the University of Virginia.

RICHARD L. RICE -- VICE PRESIDENT, PORTFOLIO MANAGER
Mr. Rice has 22 years' experience in the securities industry. Before joining Mentor, he was a partner in Parata Analytics Research. Prior responsibilities include research for Signet Asset Management, senior research analyst for Capitoline Investment Services, and positions in research at Atlanta Corporation and Southwest Banking, Inc. Mr. Rice is a graduate of the University of Florida and has completed graduate work at Georgia State University.

STEVEN A. CERTO -- VICE PRESIDENT, PORTFOLIO MANAGER
Mr. Certo joined the firm in 1997, from the equity research department of Wheat First Butcher Singer where he was a research analyst following the software industry. Mr. Certo served five years as an intelligence officer in the US Navy. His professional background also includes a year as an investment representative for Edward Jones and Co. He is a graduate of Iona College and is a level III candidate in the CFA program.

ACTIVE FIXED-INCOME

P. MICHAEL JONES, CFA -- MANAGING DIRECTOR, CHIEF INVESTMENT OFFICER
Mr. Jones has 12 years of investment management experience. He is the manager of Mentor Short-Duration Income Portfolio and Mentor Quality Income Portfolio, as well as Mentor Income Fund, a $120 million closed-end bond fund. Mr. Jones is responsible for the design and implementation of the fixed-income group's proprietary analytical system. He has worked as an investment manager at Ryland Capital Management, Alliance Capital Management, and Central Fidelity Bank. Mr. Jones earned an undergraduate degree from the College of William and Mary, and an MBA from the Wharton School of the University of Pennsylvania.

DENNIS F. CLARY, CFA -- SENIOR VICE PRESIDENT, PORTFOLIO MANAGER
Mr. Clary joined Mentor in 1998 and has over 20 years of investment management experience. Prior to joining Mentor's Fixed Income Team, he worked for three years as a Vice President and Senior Portfolio Manager for

First America Investment Corporation. He previously was employed for four years as a Vice President and Portfolio Manager at CSI Asset Management, Inc. and prior to that for four years in a similar role by Investment & Capital Management Corporation. Mr. Clary received his BA and MBA degrees from Ohio State University.

TIMOTHY ANDERSON, CFA -- SENIOR VICE PRESIDENT, PORTFOLIO MANAGER
Mr. Anderson has 8 years of investment management experience. He joined Mentor in June, 1998. Prior to joining Mentor's Fixed-Income Team, he worked for two years as a Senior Fixed Income Analyst at Investment Advisors, Inc. Previous to that he was employed for five years as a Senior Investment Analyst at St. Paul Fire & Marine Insurance Company and for two years as an Analyst for Duff & Phelps Credit Rating Company. He received a BS degree from DePaul University and an MBA degree from the University of Chicago.

TODD C. KUIMJIAN -- PORTFOLIO MANAGER
Mr. Kuimjian has 4 years of investment management experience. He joined the Fixed-Income Team in January, 1997, initially as a Research Analyst and later as a Portfolio Manager. Prior to joining the Fixed-Income Team, Mr. Kuimjian served Mentor as an investment accountant/systems analyst and later as a senior investment administrator within Mentor's investment services group. Mr. Kuimjian is a Certified Public Accountant and received his BS degree from Virginia Polytechnic Institute.

SMALL CAPITALIZATION EQUITY GROWTH

THEODORE W. PRICE, CFA -- MANAGING DIRECTOR, CHIEF INVESTMENT OFFICER
Mr. Price has 30 years of investment management experience. Prior to establishing the small/mid cap. management style, Mr. Price served for 10 years as vice chairman and portfolio manager of the investment management subsidiary of Wheat First Butcher Singer. In 1985, he established the equity retail mutual fund, Mentor Growth Portfolio, which today represents nearly $600 million in assets. He is a member of the Richmond Society of Financial Analysts. Mr. Price earned both BA and MBA degrees from the University of Virginia.

LINDA A. ZIGLAR, CFA -- MANAGING DIRECTOR, PORTFOLIO MANAGER
Ms. Ziglar has 19 years investment management experience. Ms. Ziglar joined the firm in 1991 after serving seven years as vice president of Federal Investment Counseling and Federated Research Corporation in Pittsburgh. While at Federated, Ms. Ziglar shared responsibility for the management of more than $300 million in mutual fund and separate account assets. She is a member of the Richmond Society of Financial Analysts, the Financial Analysts Federation, and a former officer of the Pittsburgh Society of Financial Analysts. Ms. Ziglar is a summa cum laude, Phi Beta Kappa graduate of Randolph-Macon Woman's College. She earned an MBA from the University of Pittsburgh.

JEFFREY S. DRUMMOND, CFA -- SENIOR VICE PRESIDENT, PORTFOLIO MANAGER
Mr. Drummond joined the firm in 1993 after five years in investment strategy at Wheat First Butcher Singer. While working with Wheat's chief investment strategist, he shared responsibility for the management of the Strategic Sectors Portfolio. He is a member of the Richmond Society of Financial Analysts. Mr. Drummond graduated cum laude from the University of Richmond.

CASH MANAGEMENT

R. PRESTON NUTTALL, CFA -- MANAGING DIRECTOR, CHIEF INVESTMENT OFFICER
Mr. Nuttall has more than 30 years of investment management experience. Prior to Mentor Advisors, he led short-term fixed-income management for fifteen years at Capitoline Investment Services, Inc. He has his undergraduate degree in economics from the University of Richmond and his graduate degree in finance from the Wharton School at the University of Pennsylvania.

HUBERT R. WHITE III -- SENIOR VICE PRESIDENT, PORTFOLIO MANAGER
Mr. White has 12 years of investment management experience. Prior to joining Mentor Advisors, he served for five years as portfolio manager with Capitoline Investment Services. He has his undergraduate degree in business from the University of Richmond.

GREGORY S. KAPLAN -- ASSOCIATE VICE PRESIDENT, PORTFOLIO MANAGER
Mr. Kaplan brings over 6 years of analytical and investment experience to Mentor. Prior to joining the firm, Mr. Kaplan served for four years as a credit specialist analyzing commercial credit for NationsBank. He began his career in the Investment Services division of Prudential Insurance. Mr. Kaplan is a graduate of Rutgers University and earned his MBS from the Pamplin College of Business at Virginia Polytechnic Institute and State University.

MENTOR PERPETUAL ADVISORS, LLC

MARTIN ARBIB -- CHAIRMAN, PERPETUAL PORTFOLIO MANAGEMENT
Mr. Arbib is chairman and founder of Perpetual, a partner in the Mentor Perpetual Advisors joint venture, where he currently leads investment management. A chartered Accountant, he has 22 years' investment management experience.

BOB YERBURY -- CHIEF INVESTMENT OFFICER
Mr. Yerbury has 24 years' investment management experience, with over 21 years' experience in North American stock markets, and has been part of the Perpetual team for 13 years. Before joining Perpetual, he was a portfolio manager with Equity & Law Assurance Company. Mr. Yerbury is a graduate of Cambridge University.

STEPHEN WHITTAKER -- UK TEAM LEADER
Mr. Whittaker joined Perpetual eight years ago and has 16 years' investment management experience. Prior to joining Perpetual, he was responsible for UK equity funds for the Save & Prosper Group. He began his fund management career with Rowe & Pitman after graduation from Manchester University.

MARGARET RODDAN -- EUROPE TEAM LEADER
Ms. Roddan has 11 years of investment management experience, three years with Perpetual. She joined Perpetual from Mercury Asset Management, where she shared responsibility for management of continental European equity holdings. She began her career with the National Provident Institution. Ms. Roddan is a graduate of the Investment Management Program at the London Business School. She studied finance at City University and is a graduate of Bristol University.


SCOTT MCGLASHAN -- FAR EAST TEAM LEADER
Mr. McGlashan has 19 years' management experience, 13 years specializing in the Far East, and 11 years' tenure at Perpetual. He is a graduate of Yale and Cambridge University.

KATHRYN LANGRIDGE -- SOUTHEAST ASIA TEAM LEADER
Ms. Langridge shares responsibility with Mr. McGlashan for Far East equity investments. Before joining Perpetual in 1990, she spent eight years in Hong Kong with the investment firm of Jardine Fleming. She specializes in equity investments in the non-Japanese stock markets of the Far East. Ms. Langridge is a graduate of Cambridge University.

IAN BRADY -- AMERICAN TEAM LEADER
Mr. Brady is head of the North American team at Perpetual. He has 12 years' investment management experience. Before joining Perpetual in 1997, he worked for Britannia Investment Management, Legal & General and Standard Life. He is a graduate of Aberdeen and Strathclyde Universities.


                            PERFORMANCE COMPARISONS

     The performance of a Portfolio depends upon such variables as: portfolio quality; average portfolio maturity; type of instruments in which the particular Portfolio is invested; changes in the expenses of a particular Portfolio and class of shares; and various other factors.

     The performance of each Portfolio fluctuates on a daily basis largely because net earnings and net asset value per share of each class fluctuate daily. Both net earnings and net asset value per share are factors in the computation of yield and total return for each class of the Portfolios.

     Independent statistical agencies measure a Portfolio's investment performance and publish comparative information showing how a Portfolio, and other investment companies, performed in specified time periods. Agencies whose reports are commonly used for such comparisons are set forth below. From time to time, a Portfolio may distribute these comparisons to its shareholders or to potential investors. The agencies listed below measure performance based on their own criteria rather than on the standardized performance measures described in the preceding section.

     Lipper Analytical Services, Inc., ranks funds in various fund categories by making comparative calculations using total return. Total return assumes the reinvestment of all capital gains distributions and income dividends and takes into account any change in net asset value over a specified period of time. From time to time, a Portfolio will quote its Lipper ranking in advertising and sales literature.

     Morningstar, Inc. distributes mutual fund ratings twice a month. The ratings are divided into five groups: highest, above average, neutral, below average, and lowest. They represent a Portfolio's historical risk/reward ratio relative to other funds with similar objectives. The performance factor is a weighted-average assessment of the Portfolio's 3-year, 5-year, and 10-year total return performance (if available) reflecting deduction of expenses and sales charges. Performance is adjusted using quantitative techniques to reflect the risk profile of the Portfolio. The ratings are derived from a purely quantitative system that does not utilize the subjective criteria customarily employed by rating agencies such as Standard & Poor's Corporation and Moody's Investor Service, Inc.

     Weisenberger's Management Results publishes mutual fund rankings and is distributed monthly. The rankings are based entirely on total return calculated by Weisenberger for periods such as year-to-date, 1-year, 3-year, 5-year and 10-year performance. Mutual funds are ranked in general categories (e.g., international bond, international equity, municipal bond, and maximum capital gain). Weisenberger rankings do not reflect deduction of sales charges or fees.

     A Portfolio's shares also may be compared to the following indices:

     Dow Jones Industrial Average ("DJIA") is an unmanaged index representing share prices of major industrial corporations, public utilities, and transportation companies. Produced by Dow Jones & Company, it is cited as a principal indicator of market conditions.

     Standard & Poor's Daily Stock Price Index of 500 Common Stocks, a composite index of common stocks in industry, transportation, and financial and public utility companies, can be used to compare to the total returns of funds whose portfolios are invested primarily in common stocks. In addition, the Standard & Poor's listed on its index. Taxes due on any of these distributions are not included, nor are brokerage or other fees calculated, in the Standard & Poor's figures.

     Consumer Price Index is generally considered to be a measure of inflation.


     CDA Mutual Fund Growth Index is a weighted performance average of other mutual funds with growth of capital objectives.

     Lipper Growth Fund Index is an average of the net asset-valuated total returns for the top 30 growth funds tracked by Lipper Analytical Services, Inc., an independent mutual fund rating service.

     Lehman Brothers Government/Corporate (total) Index is comprised of approximately 5,000 issues, which include non-convertible bonds publicly issued by the U.S. government or its agencies; corporate bonds guaranteed by the U.S. government and quasi-federal corporations; and publicly issued, fixed-rate, non-convertible domestic bonds of companies in industry, public utilities and finance. The average maturity of these bonds approximates nine years. Tracked by Shearson Lehman Brothers Inc., the index calculates total returns for one month, three month, twelve month and ten year periods and year-to-date.

     Lehman Brothers Government Index is an unmanaged index comprised of all publicly issued, non-convertible domestic debt of the U.S. government, or any agency thereof, or any quasi-federal corporation and of corporate debt guaranteed by the U.S. government. Only notes and bonds with a minimum outstanding principal of $1 million and a minimum maturity of one year are included.

     Russell Growth 1000 (Russell 1000 Index) is a broadly diversified index consisting of approximately 1,000 common stocks of companies with market values between $20 million and $300 million that can be used to compare the total returns of funds whose portfolios are invested primarily in growth common stocks.

     Lehman Brothers Aggregate Bond Index is a total return index measuring both the capital price changes and income provided by the underlying universe of securities, weighted by market value outstanding. The Aggregate Bond Index is comprised of the Shearson Lehman Government Bond Index, Corporate Bond Index, Mortgage-Backed Securities Index, and Yankee Bond Index. These indices include: U.S. Treasury obligations, including bonds and notes; U.S. agency obligations, including those of the Federal Farm Credit Bank, Federal Land Bank, and the Bank for Cooperatives; foreign obligations; and U.S. investment-grade corporate debt and mortgage-backed obligations. All corporate debt included in the Aggregate Bond Index has a minimum S&P rating of BBB, a minimum Moody's rating of Baa, or a minimum Fitch rating of BBB.

     Salomon Brothers Mortgage-Backed Securities Index-15 Years includes the average of all 15-year mortgage securities, which include Federal Home Loan Mortgage Corporation (Freddie Mac), Federal National Mortgage Association (Fannie Mae), and Government National Mortgage Association (Ginnie Mae).

     Lehman Brothers Municipal Bond Index is a total return performance benchmark for the long-term, investment-grade tax-exempt bond market. Returns and attributes for the Index are calculated semi-monthly using approximately 29,000 municipal bonds, which are priced by Muller Data Corporation.

     From time to time, certain of the Portfolios that invest in foreign securities may advertise the performance of their classes of shares compared to similar funds or portfolios using certain indices, reporting services, and financial publications. These may include the following: Morgan Stanley Capital International World Index, The Morgan Stanley Capital International EAFE (Europe, Australia, Far East) index, J.P. Morgan Global Traded Bond Index, Salomon Brothers World Government Bond Index, and the Standard & Poor's 500 Composite Stock Price Index (S&P 500). A Portfolio also may compare its performance to the performance of unmanaged stock and bond indices, including the total returns of foreign government bond markets in various countries. All index returns are translated into U.S. dollars. The total return calculation for these unmanaged indices may assume the reinvestment of dividends and any distributions, if applicable, may include withholding taxes, and generally do not reflect deductions for administrative and management costs.

     Investors may use such indices or reporting services in addition to the Trust or an individual Portfolio's prospectus to obtain a more complete view of a particular Portfolio's performance before investing. Of course, when comparing a Portfolio's performance to any index, conditions such as composition of the index and prevailing market conditions should be considered in assessing the significance of such comparisons. When comparing portfolios using reporting services, or total return and yield, investors should take into consideration any relevant differences in portfolios, such as permitted portfolio compositions and methods used to value portfolio securities and compute net asset value.

     Advertisements and other sales literature for a Portfolio may quote total returns which are calculated on non-standardized base periods. These total returns also represent the historic change in the value of an investment in a Portfolio based on monthly reinvestment of dividends over a specified period of time.

     From time to time the Portfolios may advertise their performance, using charts, graphs, and descriptions, compared to federally insured bank products, including certificates of deposit and time deposits, and to monthly market funds using the Lipper Analytical Service money market instruments average.

     Advertisements may quote performance information which does not reflect the effect of the sales load.

     Independent publications may also evaluate a Portfolio's performance. Certain of those publications are listed below, at the request of Mentor Distributors, which bears full responsibility for their use and the descriptions appearing below. From time to time any or all of the Portfolios may distribute evaluations by or excerpts from these publications to its shareholders or to potential investors. The following illustrates the types of information provided by these publications.

     Business Week publishes mutual fund rankings in its Investment Figures of the Week column. The rankings are based on 4-week and 52-week total return reflecting changes in net asset value and the reinvestment of all distributions. They do not reflect deduction of any sales charges. Funds are not categorized; they compete in a large universe of over 2,000 funds. The source for rankings is data generated by Morningstar, Inc.

     Investor's Business Daily publishes mutual fund rankings on a daily basis. The rankings are depicted as the top 25 funds in a given category. The categories are based loosely on the type of fund, e.g., growth funds, balanced funds, U.S. government funds, GNMA funds, growth and income funds, corporate bond funds, etc. Performance periods for sector equity funds can vary from 4 weeks to 39 weeks; performance periods for other fund groups vary from 1 year to 3 years. Total return performance reflects changes in net asset value and reinvestment of dividends and capital gains. The rankings are based strictly on total return. They do not reflect deduction of any sales charges Performance grades are conferred from A+ to E. An A+ rating means that the fund has performed within the top 5% of a general universe of over 2000 funds; an A rating denotes the top 10%; an A- is given to the top 15%, etc.

     Barron's periodically publishes mutual fund rankings. The rankings are based on total return performance provided by Lipper Analytical Services. The Lipper total return data reflects changes in net asset value and reinvestment of distributions, but does not reflect deduction of any sales charges. The performance periods vary from short-term intervals (current quarter or year-to-date, for example) to long-term periods (five-year or ten-year performance, for example). Barron's classifies the funds using the Lipper mutual fund categories, such as Capital Appreciation Funds, Growth Funds, U.S. Government Funds, Equity Income Funds, Global Funds, etc. Occasionally, Barron's modifies the Lipper information by ranking the funds in asset classes. "Large funds" may be those with assets in excess of $25 million; "small funds" may be those with less than $25 million in assets.

     The Wall Street Journal publishes its Mutual Fund Scorecard on a daily basis. Each Scorecard is a ranking of the top-15 funds in a given Lipper Analytical Services category. Lipper provides the rankings based on its total return data reflecting changes in net asset value and reinvestment of distributions and not reflecting any sales charges. The Scorecard portrays 4-week, year-to-date, one-year and 5-year performance; however, the ranking is based on the one-year results. The rankings for any given category appear approximately once per month.

     Fortune magazine periodically publishes mutual fund rankings that have been compiled for the magazine by Morningstar, Inc. Funds are placed in stock or bond fund categories (for example, aggressive growth stock funds, growth stock funds, small company stock funds, junk bond funds, Treasury bond funds etc.), with the top-10 stock funds and the top-5 bond funds appearing in the rankings. The rankings are based on 3-year annualized total return reflecting changes in net asset value and reinvestment of distributions and not reflecting sales charges. Performance is adjusted using quantitative techniques to reflect the risk profile of the fund.

     Money magazine periodically publishes mutual fund rankings on a database of funds tracked for performance by Lipper Analytical Services. The funds are placed in 23 stock or bond fund categories and analyzed for five-year risk adjusted return. Total return reflects changes in net asset value and reinvestment of all dividends and capital gains distributions and does not reflect deduction of any sales charges. Grades are conferred (from A to E): the top 20% in each category receive an A, the next 20% a B, etc. To be ranked, a fund must be at least one year old, accept a minimum investment of $25,000 or less and have had assets of at least $25 million as of a given date.

     Financial World publishes its monthly Independent Appraisals of Mutual Funds, a survey of approximately 1000 mutual funds. Funds are categorized as to type, e.g., balanced funds, corporate bond funds, global bond funds, growth and income funds, U.S. government bond funds, etc. To compete, funds must be over one year old, have over $1 million in assets, require a maximum of $10,000 initial investment, and should be available in at least 10 states in the United States. The funds receive a composite past performance rating, which weighs the intermediate- and long-term past performance of each fund versus its category, as well as taking into account its risk, reward to risk, and fees. An A+ rated fund is one of the best, while a D- rated fund is one of the worst. The source for Financial World rating is Schabacker investment management in Rockville, Maryland.

     Forbes magazine periodically publishes mutual fund ratings based on performance over at least two bull and bear market cycles. The funds are categorized by type, including stock and balanced funds, taxable bond funds, municipal bond funds, etc. Data sources include Lipper Analytical Services and CDA Investment Technologies. The ratings are based strictly on performance at net asset value over the given cycles. Funds performing in the top 5% receive an A+ rating; the top 15% receive an A rating; and so on until the bottom 5% receive an F rating. Each fund exhibits two ratings, one for performance in "up" markets and another for performance in "down" markets.

     Kiplinger's Personal Finance Magazine (formerly Changing Times), periodically publishes rankings of mutual funds based on one-, three- and five-year total return performance reflecting changes in net asset value and reinvestment of dividends and capital gains and not reflecting deduction of any sales charges. Funds are ranked by tenths: a rank of 1 means that a fund was among the highest 10% in total return for the period; a rank of 10 denotes the bottom 10%. Funds compete in categories of similar funds -- aggressive growth funds, growth and income funds, sector funds, corporate bond funds, global governmental bond funds, mortgage-backed securities funds, etc. Kiplinger's also provides a risk-adjusted grade in both rising and falling markets. Funds are graded against others with the same objective. The average weekly total return over two years is calculated. Performance is adjusted using quantitative techniques to reflect the risk profile of the fund.

     U.S. News and World Report periodically publishes mutual fund rankings based on an overall performance index (OPI) devised by Kanon Bloch Carre & Co., a Boston research firm. Over 2000 funds are tracked and divided into 10 equity, taxable bond and tax-free bond categories. Funds compete within the 10 groups and three broad categories. The OPI is a number from 0-100 that measures the relative performance of funds at least three years old over the last 1, 3, 5 and 10 years and the last six bear markets. Total return reflects changes in net asset value and the reinvestment of any dividends and capital gains distributions and does not reflect deduction of any sales charges. Results for the longer periods receive the most weight.

     The 100 Best Mutual Funds You Can Buy authored by Gordon K. Williamson. The author's list of funds is divided into 12 equity and bond fund categories, and the 100 funds are determined by applying four criteria. First, equity funds whose current management teams have been in place for less than five years are eliminated. (The standard for bond funds is three years.) Second, the author excludes any fund that ranks in the bottom 20 percent of its category's risk level. Risk is determined by analyzing how many months over the past three years the fund has underperformed a bank CD or a U.S. Treasury bill. Third, a fund must have demonstrated strong results for current three-year and five-year performance. Fourth, the fund must either possess, in Mr. Williamson's judgment, "excellent" risk-adjusted return or "superior" return with low levels of risk. Each of the 100 funds is ranked in five categories: total return, risk/volatility, management, current income and expenses. The rankings follow a five-point system: zero designates "poor"; one point means "fair"; two points denote "good"; three points qualify as a "very good"; four points rank as "superior"; and five points mean "excellent."

                             SHAREHOLDER LIABILITY

     Under Massachusetts law, shareholders could, under certain circumstances, be held personally liable for the obligations of the Trust. However, the Agreement and Declaration of Trust disclaims shareholder liability for acts or obligations of the Trust and requires that notice of such disclaimer be given in each agreement, obligation, or instrument entered into or executed by the Trust or the Trustees. The Agreement and Declaration of Trust provides for indemnification out of a Portfolio's property for all loss and expense of any shareholder held personally liable for the obligations of a Portfolio. Thus the risk of a shareholder's incurring financial loss on account of shareholder liability is limited to circumstances in which the Portfolio would be unable to meet its obligations.

Part C

Information required to be included in Part C is set forth under the appropriate Item, so numbered, in Part C of the Registration Statement.

                      PART C.   OTHER INFORMATION

Item 24.  Financial Statements and Exhibits:


  (a) Financial Statements

     (1) Audited Financial Statements and Financial Highlights (For all Portfolios other than Mentor Asset Allocation Portfolio, Mentor Growth Opportunities Portfolio, and Mentor Tax-Exempt Money Market Portfolio)

               Financial Statements:
               Portfolios of Investments -- September 30, 1998*
               Statements of Assets and Liabilities -- September 30, 1998* Statements of Operations -- year ended September 30, 1998* Statements of Changes in Net Assets -- years/periods ended
                 September 30, 1998 and September 30, 1997*
               Financial Highlights (+)*
               Notes to Financial Statements*
               Independent Auditors' Report*


_____________


*         Included in Part B to this Registration Statement.

(+)       Included in Part A to this Registration Statement.


      (b)  Exhibits:

           (1)(i) Conformed copy of Declaration of Trust of the Registrant, with Amendments No. 1 and 2 (2);


              (ii) Amendment No. 5 to the Declaration of Trust of the Registrant (12);

              (iii) Form of Amendment to the Declaration of Trust of the Registrant (13)

               (iv) Form of Proposed Amendment to the Declaration of Trust of the Registrant to be dated as of May 12, 1998 (14)



               (v) Amendment No. 6 to the Declaration of Trust of the Registrant (18)

              (vi) Amendment No. 7 to the Declaration of Trust of the Registrant (18)

             (vii) Amendment No. 8 to the Declaration of Trust of the Registrant (18)

           (2) (i)   Copy of By-Laws of the Registrant (1);

              (ii)   Amendment to By-Laws (18)


           (3)       Not applicable;

           (4) Portions of Registrant's Declaration of Trust and By-Laws relating to shareholder rights (1)(2)(12)(13);


           (5)(i)    Form Management Agreement of the Registrant
                     (Capital Growth, Income and Growth, Quality Income, and Municipal Income Portfolios) (14);


              (ii)   Form of Investment Advisory Agreement
                     (Municipal Income Portfolio) (14);

              (iii)  Form of Investment Advisory Agreement
                     (Income and Growth Portfolio) (14);

              (iv) Form of Investment Advisory and Management Agreement (Perpetual Global Portfolio) (19);

              (v)    Form of Investment Advisory and Management
                     Agreement (Growth Portfolio) (19);

              (vi) Form of Investment Advisory and Management Agreement (New Opportunities Portfolio) (19);

              (vii) Form of Investment Advisory and Management Agreement (Short-Duration Income Portfolio) (19);

              (viii) Form of Investment Advisory and Management
                     Agreement (Balanced Portfolio) (19);


              (ix) Form of Investment Advisory and Management Agreement (Institutional Money Market Portfolio) (19);

              (x) Form of Investment Advisory and Management Agreement (Institutional U.S. Government Money Market Portfolio)
                     (19);


              (xi) Form of Investment Advisory and Management Agreement (Growth Opportunities Portfolio) (19);

              (xii) Form of Investment Advisory and Management Agreement (Mentor High Income Portfolio) (19);

             (xiii)  Sub-Advisory Agreement (Mentor High Income Portfolio)(14);


              (xiv) Form of Investment Advisory and Management Agreement (Mentor Asset Allocation Portfolio) (19);

              (xv) Form of Investment Advisory and Management Agreement (Mentor Institutional Tax-Exempt Money Market Portfolio)
                     (19);

              (xvi) Form of Investment Advisory and Management Agreement Mentor Perpetual Global Emerging Companies Portfolio); (19)

              (xvii) Form of Investment Advisory and Management Agreement
                     (Mentor High Yield Portfolio). (19)

            (6)      Form of Distribution Agreement of the Registrant (14)

            (7)      Not applicable;

            (8)(i) Conformed copy of Custodian Contract of the Registrant with Investors Fiduciary Trust Company (2);

              (ii) Conformed copy of Custodian Contract of the Registrant with State Street Bank and Trust Company (2);


             (iii)   Form of Administration Agreement of the
                     Registrant in respect of certain Portfolios (19);


              (iv) Form of Custodian Contract with State Street Bank and Trust Company in respect of foreign securities(7);

               (v) Form of Administration Agreement of the Registrant in respect of the Money Market Portfolios (17)


            (9)(i) Conformed copy of Transfer Agency and Registrar Agreement of the Registrant (2);

              (ii) (a) Conformed copy of Shareholder Services Plan in respect of certain Portfolios

                     (b) Form of Instrument of Transfer of Shareholder Services Plan (8);

              (iii) Form of New Amended and Restated Exhibit Shareholder Service Plan in respect of certain Portfolios (19)


           (9)(iii) Form of Agency Agreement with Investors Fiduciary Trust Company (Money Market Portfolios) (17);

           (9)(iv) Form of Draft Processing Agreement with Investors Fiduciary Trust Company (Money Market Portfolios) (17)

           (10)      Not applicable;


           (11)(i)   Conformed copy of Consent of Independent Auditors (18);

               (ii) Conformed copy of KPMG Peat Marwick LLP opinion on Methodology and Procedures for Accounting for Multiple Classes of Shares (5);

           (12)      Not applicable;

           (13)      Conformed copy of Initial Capital Understanding (1);

           (14)      Not applicable;


           (15)      Plan of Distribution (19)

           (16)(i)   Schedules for Computation of Performance
                     (all Portfolios)(8)

           (18)      Amended and Restated Rule 18f-3(d) Plan (18)

           (24)      Powers of Attorney (18)

           (27)(i)   Financial Data Schedules (18)




1.   Incorporated by reference to Registrant's Pre-Effective
     Amendment No. 1 on Form N-1A filed April 14, 1992.
2.   Incorporated by reference to Registrant's Post-Effective
     Amendment No. 3 on Form N-1A filed May 14, 1993.
3.   Incorporated by reference to Registrant's Post-Effective
     Amendment No. 5 on Form N-1A filed November 26, 1993.
4.   Incorporated by reference to Registrant's Post-Effective
     Amendment No. 7 on Form N-1A filed August 3, 1994.
5.   Incorporated by reference to Registrant's Post-Effective
     Amendment No. 8 on Form N-1A filed January 27, 1995.
6.   Incorporated by reference to Registrant's Post-Effective
     Amendment No. 9 on Form N-1A filed March 15, 1995.
7.   Incorporated by reference to Registrant's Post-Effective
     Amendment No. 10 on Form N-1A filed January 15, 1996.
8. Incorporated by reference to Registrant's Post-Effective Amendment No. 11 on Form N-1A filed November 29, 1996.
9. Incorporated by reference to Registrant's Post-Effective Amendment No. 12 on Form N-1A filed January 22, 1997.
10. Incorporated by reference to Registrant's Post-Effective Amendment No. 13 on Form N-1A filed March 4, 1997.

11. Incorporated by reference to Registrant's Post-Effective Amendment No. 14 on Form N-1A filed November 7, 1997.

12. Incorporated by reference to Registrant's Post-Effective Amendment No. 15 on Form N-1A filed December 22, 1997.
13. Incorporated by reference to Registrant's Post-Effective Amendment No. 16 on Form N-1A filed on January 30, 1998.

14. Incorporated by reference to Registrant's Post-Effective Amendment No. 17 on Form N-1A filed on May 7, 1998.
15. Incorporated by reference to Registrant's Post-Effective Amendment No. 18 on Form N-1A filed on May 12, 1998.
16. Incorporated by reference to Registrant's Post-Effective Amendment No. 19 on form N-1A filed on July 10, 1998.
17. Incorporated by reference to Registrant's Post-Effective Amendment No. 20 on form N-1A filed on July 31, 1998.
18. Incorporated by reference to Registrant's Post-Effective Amendment No. 21 on form N-1A filed on November 30, 1998.
19.  Filed herewith.


Item 25.  Persons Controlled by or Under Common Control with Registrant:

          Reference is made to "Principal Holders of Securities" in Part B of this Registration Statement


Item 26.  Number of Holders of Securities as of December 31, 1998



                                  Class A    Class B      Class Y

Non-Money Market Portfolios

Capital Growth Portfolio           10,969     15,618         --
Global Portfolio                    3,873      8,824         --
Growth Portfolio                    7,008     30,253          9
Income and Growth Portfolio         4,547      8,908         --
Municipal Income Portfolio            914      1,367         --
Quality Income Portfolio            2,891      4,890         --
Short-Duration Income Portfolio     1,366      2,140         --
Balanced Portfolio                  3,117     13,296          6
High Income Portfolio               3,621      3,713         --
Perpetual Global Emerging Companies
   Portfolio                          --         --          --
High Yield Portfolio                  --         --          --


                                                Retail            Institutional
Money Market Portfolios
Money Market Portfolio                            4                    4
U.S. Government Money Market Portfolio            4                   74
Tax Exempt Money Market Portfolio                 4                    3


Item 27.  Indemnification:

1. Response is incorporated by reference to Registrant's Initial Registration Statement on Form N-1A filed January 31, 1992 (File Nos. 33-45315 and 811-6550).

Item 28.  Business and Other Connections of Investment Advisers

      The business and other connections of each director, officer, or partner of the entities below in which such director, officer, or partner is or has been, at any time during the past two fiscal years, engaged for his own account or in the capacity of director, officer, employee, partner, or trustee are set forth in the following tables.

      (a) The following is additional information with respect to the directors and officers of Mentor Investment Advisors, LLC:

                                                    Business, Profession,
                                                   Vocation or Employment
                               Position with            during the past
         Name                Investment Adviser        two fiscal years

John G. Davenport            Managing Director        Managing Director,
                                                      Mentor Investment
                                                      Group, LLC.


R. Preston Nuttall           Managing Director        Managing Director,
                                                      Mentor Investment
                                                      Group, LLC.


Paul F. Costello             Managing Director        Managing Director,
                                                      Mentor Investment Group,
                                                      LLC; President, Mentor
                                                      Funds, Mentor
                                                      Institutional Trust, Cash
                                                      Resource Trust, Mentor
                                                      Income Fund, Inc.; and
                                                      America's Utility Fund,
                                                      Inc.; Senior Vice
                                                      President, Mentor
                                                      Distributors, LLC;
                                                      Managing Director, Mentor
                                                      Perpetual Advisors, LLC.


P. Michael Jones             Managing Director        Managing Director,
                                                      Mentor Investment
                                                      Group, LLC.

Peter J. Quinn, Jr.          Managing Director        Managing Director,
                                                      Mentor Investment
                                                      Group, LLC.

Daniel J. Ludeman            Chairman                 Chairman and Chief
                                                      Executive Officer,
                                                      Mentor Investment
                                                      Group, LLC.

Karen H. Wimbish             Managing Director        Managing Director,
                                                      Mentor Investment
                                                      Group, LLC.


Terry L. Perkins             Treasurer                Senior Vice President,
                             Secretary                Mentor Investment Group,
                                                      L.L.C.

Michael A. Wade              Controller               Vice President, Mentor
                                                      Investment Group, L.L.C.


(b) The following is additional information with respect to the directors and officers of Mentor Perpetual Advisors, LLC ("Mentor Perpetual"):

                                                       Other Substantial
                            Position with the          Business, Profession,
Name                        Investment Advisor         Vocation or Employment
Scott A. McGlashan          President                  Director, Perpetual
                                                       Portfolio Management
                                                       Limited.

Martyn Arbib                Managing Director          Chairman, Perpetual
                                                       Portfolio Management
                                                       Limited.

Roger C. Cormick            Managing Director          Deputy Chairman -
                                                       Marketing, Perpetual
                                                       Portfolio Management
                                                       Limited.


Paul F. Costello            Managing Director          Managing Director, Mentor
                                                       Investment Group, LLC
                                                       and Mentor Investment
                                                       Advisors, LLC; President,
                                                       Mentor Funds, Mentor
                                                       Institutional
                                                       Trust, Cash Resource
                                                       Trust, Mentor Income
                                                       Fund, Inc., and America's
                                                       Utility Fund, Inc.;
                                                       Senior Vice President,
                                                       Mentor Distributors, LLC.

Daniel J. Ludeman           Managing Director          Chairman and Chief
                                                       Executive Officer,
                                                       Mentor Investment
                                                       Group, LLC; Director,
                                                       Wheat First Securities,
                                                       Inc.; Managing Director,
                                                       Wheat First Butcher
                                                       Singer, Inc.

David S. Mossop             Managing Director          Director, Perpetual
                                                       Portfolio Management
                                                       Limited

Peter J. Quinn, Jr.         Managing Director          Managing Director,
                                                       Mentor Investment
                                                       Group, LLC.

Roderick A. Smyth           Managing Director          Managing Director,
                                                       Mentor Investment
                                                       Group, LLC.


* The address of Mentor Investment Group, LLC, Wheat, First Securities,
Inc., Wheat First Butcher Singer, Inc., Mentor Funds, Mentor Income
Fund, Inc., Mentor Investment Advisors, LLC, and Mentor Perpetual
Advisors, LLC is 901 East Byrd Street, Richmond, VA 23219. The address of Ryland Capital Management, Inc. and RAC Income Fund, Inc. is 11000
Broken Land Parkway, Columbia, MD 21044. The address of Perpetual
Portfolio Management Limited is 48 Hart Street, Henley-on-Thames, Oxon,
England, RG92AZ.



(c) Wellington Management Company, LLP ("Wellington Management") is an investment adviser registered under the Investment Advisers Act of 1940, as amended (the "Advisers Act"). The list required by this Item 28 of officers and partners of Wellington Management, together with any information as to any business profession, vocation or employment of a substantial nature engaged in by such officers and partners during the past two years, is incorporated herein by reference from Schedules B and D of Form ADV filed by Wellington Management pursuant to the Advisers Act (SEC File No. 801-15908).


(d) The following is additional information with respect to the directors and officers of Van Kampen American Capital Management Inc., located at One Parkview Plaza, Oakbrook Terrace, Illinois 60181-4486:

                                                         Other Substantial
                           Position with                 Business, Profession,
     Name                Investment Advisor              Vocation or Employment
     ----                ------------------              ----------------------
Don G. Powell           Chairman and Director           Chairman and Director,
                                                        VK/AC Holding, Inc.,
                                                        Van Kampen American
                                                        Capital, Inc., Van
                                                        Kampen American Capital
                                                        Distributors, Inc.,
                                                        Van Kampen American
                                                        Capital Asset
                                                        Management, Inc., Van
                                                        Kampen American Capital
                                                        Investment Advisory
                                                        Corp., and Van
                                                        Kampen American Capital
                                                        Advisors, Inc.

Philip N. Duff          Chief Executive Officer         President and Chief
                                                        Executive Officer,
                                                        VK/AC Holding, Inc.
                                                        and Van Kampen American
                                                        Capital, Inc.

Dennis J. McDonnell     President and Chief             Executive Vice
                          Operating Officer             President, VK/AC
                                                        Holding, Inc. and Van
                                                        Kampen American
                                                        Capital, Inc.;
                                                        President and Chief
                                                        Operating Officer, Van
                                                        Kampen American
                                                        Capital Advisors, Inc.,
                                                        Van Kampen American
                                                        Capital Asset
                                                        Management, Inc.,
                                                        and Van Kampen
                                                        American Capital
                                                        Investment Advisory
                                                        Corp.

Ronald A. Nyberg        Executive Vice President        Executive Vice
                          and General Counsel           President and General
                                                        Counsel, VK/AC Holding,
                                                        Inc., Van Kampen
                                                        American Capital, Inc.,
                                                        Van Kampen American
                                                        Capital Distributors,
                                                        Inc., Van Kampen
                                                        American Asset
                                                        Management, Inc., Van
                                                        Kampen American
                                                        Investment Advisory
                                                        Corp., and Van Kampen
                                                        American Capital
                                                        Advisors, Inc.

William R. Rybak        Executive Vice President        Executive Vice
                          and Chief Financial           President and Chief
                          Officer                       Financial Officer,
                                                        VK/AC Holding, Inc.,
                                                        Van Kampen American
                                                        Capital, Inc., Van
                                                        Kampen American Capital
                                                        Distributors, Inc.,
                                                        Van Kampen American
                                                        Capital Asset
                                                        Management Inc., Van
                                                        Kampen American
                                                        Capital Investment
                                                        Advisory Corp., and
                                                        Van Kampen American
                                                        Capital Advisors, Inc.

Peter W. Hegel          Executive Vice President        Executive Vice
                                                        President, Van Kampen
                                                        American Capital Asset
                                                        Management, Inc.,
                                                        Van Kampen American
                                                        Capital Investment
                                                        Advisory Corp., and
                                                        Van Kampen American
                                                        Capital Advisors, Inc.

Alan T. Sachtleben      Executive Vice President        Executive Vice
                                                        President, Van Kampen
                                                        American Capital
                                                        Asset Management, Inc.,
                                                        Van Kampen American
                                                        Capital Investment
                                                        Advisory Corp., and
                                                        Van Kampen American
                                                        Capital Advisors, Inc.

Item 29.  Principal Underwriters:

     (a) Mentor Distributors, LLC, the Fund's principal underwriter, acts as principal underwriter for the following investment companies:


          The Mentor Funds
             o Mentor Growth Portfolio
             o Mentor Short-Duration Income Portfolio
             o Mentor Balanced Portfolio
             o Mentor Capital Growth Portfolio
             o Mentor Perpetual Global Portfolio
             o Mentor High Income Portfolio
             o Mentor Income and Growth Portfolio
             o Mentor Quality Income Portfolio
             o Mentor Municipal Income Portfolio
             o Mentor U.S. Government Money Market Portfolio
             o Mentor Money Market Portfolio
             o Mentor Tax-Exempt Money Market Portfolio
             o Mentor Perpetual Global Emerging Companies Portfolio
             o Mentor High Yield Portfolio


          Cash Resource Trust
             o Cash Resource Money Market Fund
             o Cash Resource U.S. Government Money Market Fund
             o Cash Resource Tax-Exempt Money Market Fund
             o Cash Resource California Tax-Exempt Money Market Fund
             o Cash Resource New York Tax-Exempt Money Market Fund

          Mentor Institutional Trust
             o Mentor U.S. Government Cash Management Portfolio
             o Mentor Fixed-Income Portfolio
             o Mentor Perpetual International Portfolio

          Mentor Investment Group
             o Mentor Income Fund
             o America's Utility Fund

          Mentor Variable Investment Portfolios
             o Mentor VIP Growth Portfolio
             o Mentor VIP Strategy Portfolio
             o Mentor VIP Balanced Portfolio
             o Mentor VIP Capital Growth Portfolio
             o Mentor VIP Perpetual International Portfolio

     (b)  Information concerning officers of Mentor Distributors, LLC:

                                            -10-


Name And Principal        Positions And Offices      Positions And Offices
Business Address*           With Underwriter           With Registrant
-----------------         --------------------       ---------------------
  Lynn Mangum                  Chairman                  Inapplicable
  D'Ray Moore                  President                 Inapplicable
  Dennis Sheehan               Executive Vice President  Inapplicable
  William J. Tomko             Senior Vice President     Inapplicable
  Mark J. Rybarczyk            Senior Vice President     Inapplicable
  Kevin J. Dell                Vice President and        Inapplicable
                                  Secretary
  Michael D. Burns             Vice President            Inapplicable
  David Blackmore              Vice President            Inapplicable
  Robert L. Tuch               Assistant Secretary       Inapplicable
  Steven Ludwig                Compliance Officer        Inapplicable

*Principal Address for all Officers:
   BISYS Fund Services, Inc.
   3435 Stelzer Road
   Columbus, Ohio 43219-8000


     (c)  Inapplicable.


Item 30.  Location of Accounts and Records

          Certain accounts, books and other documents required to be maintained by Section 31(a) of the 1940 Act and the rules promulgated thereunder are maintained by the Fund at 901 East Byrd Street, Richmond, Virginia 23219 or by Boston Financial Data Services, Inc., the Registrant's transfer agent, at 2 Heritage Drive, North Quincy, Massachusetts 02171. Records relating to the duties of the Registrant's custodian are maintained by the Registrant's Custodian, Investors Fiduciary Trust Company, 127 West 10th Street, Kansas City, Missouri 64105. Records relating to the duties of the Registrant's distributor are maintained by the Registrant's Distributor, Mentor Distributors, LLC, 3435 Stelzer Road, Columbus, Ohio 43219-8000.


Item 31.  Management Services

     None.

Item 32.  Undertakings:

      (a) Registrant hereby undertakes to comply with the provisions of
          Section 16(c) of the 1940 Act with respect to the removal of Trustees and the calling of special shareholder meetings by shareholders.

      (b) Registrant hereby undertakes to furnish each person to whom a prospectus is delivered with a copy of the Registrant's latest annual report to shareholders, upon request and without charge.

                                   SIGNATURES


     Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant has duly caused this Amendment to be signed on its behalf by the undersigned, thereto duly authorized, in the City
of Richmond, and the Commonwealth of Virginia on this     day of January, 1999.



                                  MENTOR FUNDS


                                   By: /s/ Paul F. Costello
                                      ----------------------------
                                      Paul F. Costello

     Pursuant to the requirements of the Securities Act of 1933, this Amendment has been signed below by the following persons in the capacity and on the day of January, 1999:



     Name                         Title
        *
-----------------------     Chairman and Trustee
Daniel J. Ludeman           (Chief Executive
                             Officer)



        *
                             Trustee
-----------------------
Peter J. Quinn, Jr.

        *
----------------------       Trustee
Arnold H. Dreyfuss


        *                    Trustee
-----------------------
Thomas F. Keller

        *                    Trustee
-----------------------
Louis W. Moelchert, Jr.


        *                    Trustee
-----------------------
Troy A. Peery, Jr.

        *                    Trustee
-----------------------
Arch T. Allen, III

        *                    Trustee
-----------------------
Weston E. Edwards

        *                    Trustee
-----------------------
Jerry R. Barrentine

        *                    Trustee
-----------------------
J. Garnett Nelson


  /s/ Paul F. Costello       President
------------------------
   Paul F. Costello



 /s/ Terry L. Perkins        Treasurer (Principal Financial
------------------------       and Accounting Officer)
   Terry L. Perkins


/s/ Paul F. Costello         Attorney-in-fact
------------------------
    Paul F. Costello


                                 EXHIBIT INDEX
Exhibit 5(iv) Form of Investment Advisory and Management Agreement (Perpetual Global Portfolio)
Exhibit 5(v) Form of Investment Advisory and Management Agreement (Growth Portfolio)
Exhibit 5(vi) Form of Investment Advisory and Management Agreement (New Opportunities Portfolio)
Exhibit 5(vii) Form of Investment Advisory and Management Agreement (Short-Duration Income Portfolio)
Exhibit 5(viii) Form of Investment Advisory and Management Agreement (Balanced Portfolio)
Exhibit 5(ix) Form of Investment Advisory and Management Agreement (Institutional Money Market Portfolio)
Exhibit 5(x) Form of Investment Advisory and Management Agreement (Institutional U.S. Government Money Market Portfolio)
Exhibit 5(xi) Form of Investment Advisory and Management Agreement (Growth Opportunities Portfolio)
Exhibit 5(xii) Form of Investment Advisory and Management Agreement (Mentor High Income Portfolio)
Exhibit 5(xiii)    Sub-Advisory Agreement (Mentor High Income Portfolio)
Exhibit 5(xiv) Form of Investment Advisory and Management Agreement (Mentor Asset Allocation Portfolio)
Exhibit 5(xv)      Form of Investment Advisory and Management Agreement
                   (Mentor Institutional Tax-Exempt Money Market Portfolio)
Exhibit 5(xvi)     Form of Investment Advisory and Management Agreement
                   (Mentor Perpetual Global Emerging Companies Portfolio)
Exhibit 5(xvii)    Form of Investment Advisory and Management Agreement
                   (Mentor High Yield Portfolio)
Exhibit 8(iii)     Form of Administration Agreement of the
                   Registrant in respect of certain Portfolios.
Exhibit 9(iii)     Form of New Amended and Restated Exhibit Shareholder
                   Service Plan in respect of certain Portfolios
Exhibit 15         Form of Plan of Distribution